UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act file number	811-08319
ING Partners, Inc.
(Exact name of registrant as specified in charter)
151 Farmington Ave Hartford, CT		06156
(Address of principal executive offices)		(Zip code)
John M. DelPrete, Esq. Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:		860-723-2241

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item 1. Schedules of Investments.

ING Aeltus Enhanced Index Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (99.4%)

Advertising (0.2%)
Interpublic Group of Companies, Inc. *	600	$6,354
Omnicom Group, Inc. (1)	850	62,101
		68,455

Aerospace & Defense (2.5%)
Boeing Co. (The)	7,300	376,826
General Dynamics Corp.	1,900	193,990
Goodrich Corp.	400	12,544
ITT Industries, Inc.	400	31,996
Lockheed Martin Corp.	1,800	100,404
Northrop Grumman Corp.	1,500	79,995
Raytheon Co.	2,850	108,243
Rockwell Collins, Inc.	300	11,142
United Technologies, Inc.	2,000	186,760
		1,101,900

Airlines (0.0%)
Southwest Airlines Co.	100	1,362

Apparel Manufacturers (0.2%)
Coach, Inc. *	1,800	76,356

Apparel Retailers (0.2%)
Limited Brands	3,100	69,099

Automotive (1.0%)
Dana Corp.	1,100	19,459
Ford Motor Co. (1)	17,200	241,660
General Motors Corp. (1)	900	38,232
Genuine Parts Co.	700	26,866
Goodyear Tire & Rubber Co. *	1,800	19,332
Harley-Davidson, Inc. (1)	1,200	71,328
PACCAR, Inc.	650	44,928
		461,805

Banking (9.5%)
AmSouth Bancorp.	1,350	32,940
Bank of America Corp.	15,708	680,628

Bank of New York Co., Inc.	3,000	$87,510
BB&T Corp.	2,250	89,302
Citigroup, Inc.	19,850	875,782
Comerica, Inc.	1,150	68,252
First Horizon National Corp.	550	23,848
Golden West Financial Corp.	600	66,570
Huntington Bancshares, Inc. (1)	900	22,419
J.P. Morgan Chase & Co.	14,024	557,174
KeyCorp (1)	2,850	90,060
M&T Bank Corp.	500	47,850
Marshall & Ilsley Corp. (1)	800	32,240
National City Corp.	6,126	236,586
North Fork Bancorporation, Inc. (1)	250	11,112
Northern Trust Corp.	850	34,680
PNC Financial Services Group	900	48,690
Regions Financial Corp.	1,811	59,872
Southtrust Corp.	1,400	58,324
Sovereign Bancorp, Inc.	1,300	28,366
State Street Corp.	1,400	59,794
SunTrust Banks, Inc.	1,200	84,492
Synovus Financial Corp.	500	13,075
Wachovia Corp. (1)	7,550	354,472
Washington Mutual, Inc.	3,550	138,734
Wells Fargo & Co.	6,600	393,558
Zions Bancorp	450	27,468
		4,223,798

Beverages, Food & Tobacco (4.4%)
Adolph Coors Co., Class B (1)	200	13,584
Altria Group, Inc.	8,100	381,024
Anheuser-Busch Cos., Inc.	3,200	159,840
Archer-Daniels-Midland Co.	2,450	41,601
Brown-Forman Corp., Class B (1)	500	22,900
Coca-Cola Co.	9,400	376,470
Coca-Cola Enterprises, Inc.	1,800	34,020
Conagra Foods, Inc.	2,100	53,991
General Mills, Inc.	1,500	67,350
Heinz (H.J.) Co.	1,450	52,229
Hershey Foods Corp.	1,000	46,710
Kellogg Co.	1,650	70,389
McCormick & Company, Inc.	600	20,604
Pepsi Bottling Group, Inc.	1,000	27,150
PepsiCo, Inc.	6,750	328,387
Reynolds American, Inc.	600	40,824
Sara Lee Corp.	3,129	71,529
SUPERVALU, Inc.	1,400	38,570
UST, Inc.	700	28,182
Wm. Wrigley Jr., Co.	1,435	90,850
		1,966,204

Biotechnology (0.1%)
Chiron Corp. * (1)	750	$33,150

Business Machines (2.1%)
Apple Computer, Inc. *	3,650	141,437
Gateway, Inc. *	1,900	9,405
Hewlett-Packard Co.	12,016	225,300
International Business Machines Corp.	6,450	553,023
		929,165

Business Services (2.4%)
Automatic Data Processing, Inc.	2,500	103,300
Cintas Corp.	700	29,428
Computer Sciences Corp. *	800	37,680
FedEx Corp. (1)	2,750	235,647
Paychex, Inc.	1,500	45,225
Robert Half International, Inc.	650	16,750
Sabre Holdings Corp.	500	12,265
SunGard Data Systems, Inc. *	1,100	26,147
Symantec Corp. *	2,900	159,152
Unisys Corp. *	1,795	18,524
United Parcel Service, Inc., Class B	4,300	326,456
Xerox Corp. * (1)	2,300	32,384
		1,042,958

Capital Equipment (0.4%)
Honeywell International, Inc.	3,500	125,510
Rockwell Automation, Inc.	850	32,895
		158,405

Chemicals (2.2%)
3M Co.	3,050	243,908
Air Products & Chemicals, Inc.	900	48,942
Ashland, Inc.	300	16,824
Avery Dennison Corp. (1)	400	26,312
Dow Chemical Co.	3,700	167,166
Du Pont (E.I.) de Nemours & Co.	4,050	173,340
Eastman Chemical Co. (1)	300	14,265
Ecolab, Inc. (1)	1,050	33,012
International Flavors & Fragrances, Inc.	450	17,190
Monsanto Co.	1,061	38,642
PPG Industries, Inc.	1,200	73,536
Praxair, Inc.	1,450	61,973
Rohm & Haas Co.	900	38,673
Sherwin-Williams Co.	900	39,564
		993,347

Commercial Services (0.7%)
Cendant Corp.	7,000	$151,200
Equifax, Inc.	500	13,180
H&R Block, Inc. (1)	1,250	61,775
Moody’s Corp.	600	43,950
Quest Diagnostics, Inc. (1)	250	22,055
R.R. Donnelley & Sons Co.	350	10,962
		303,122

Computer Software & Processing (4.6%)
Adobe Systems, Inc.	1,100	54,417
Affiliated Computer Services, Inc., Class A *	500	27,835
Autodesk, Inc.	1,000	48,630
BMC Software, Inc. *	2,400	37,944
Citrix Systems, Inc. *	1,200	21,024
Computer Associates International, Inc.	2,250	59,175
Compuware Corp. *	3,950	20,342
Electronic Arts, Inc. * (1)	1,200	55,188
IMS Health, Inc.	850	20,332
Intuit, Inc. *	750	34,050
Microsoft Corp.	42,250	1,168,212
NCR Corp. * (1)	450	22,315
Novell, Inc. *	1,750	11,042
Oracle Corp. *	30,350	342,348
PeopleSoft, Inc. *	1,200	23,820
Siebel Systems, Inc. *	3,100	23,374
Sun Microsystems, Inc. *	13,200	53,328
Veritas Software Corp. *	1,700	30,260
		2,053,636

Computers & Information (2.4%)
Cisco Systems, Inc. *	26,000	470,600
Dell, Inc. *	13,450	478,820
Lexmark International, Inc. *	550	46,205
Network Appliance, Inc. * (1)	1,350	31,050
Pitney Bowes, Inc.	900	39,690
		1,066,365

Conglomerates (0.6%)
Textron, Inc.	650	41,775
Tyco International Ltd.	7,650	234,549
		276,324

Consumer Goods and Services (1.3%)
Clorox Co.	1,400	74,620
Eastman Kodak Co. (1)	1,100	35,442
Fortune Brands, Inc.	600	44,454

Gillette Co.	9,000	$375,660
Newell Rubbermaid, Inc.	1,150	23,046
		553,222

Containers & Packaging (0.1%)
Ball Corp.	450	16,843
Bemis Co., Inc.	400	10,632
Pactiv Corp. *	800	18,600
		46,075

Cosmetics & Personal Care (2.4%)
Alberto-Culver Co., Class B	825	35,871
Avon Products, Inc.	1,850	80,808
Colgate-Palmolive Co.	2,200	99,396
Proctor & Gamble Co.	15,400	833,448
		1,049,523

Education (0.1%)
Apollo Group, Inc., Class A *	600	44,022

Electric Utilities (2.6%)
AES Corp. *	6,200	61,938
Ameren Corp. (1)	300	13,845
American Electric Power Co., Inc.	1,600	51,136
CenterPoint Energy, Inc.	1,100	11,396
Cinergy Corp.	700	27,720
CMS Energy Corp. * (1)	1,000	9,520
Consolidated Edison, Inc.	900	37,836
Constellation Energy Group, Inc.	687	27,370
Dominion Resources, Inc.	1,300	84,825
DTE Energy Co.	700	29,533
Duke Energy Corp.	6,000	137,340
Edison International	1,350	35,788
Entergy Corp.	350	21,213
Exelon Corp.	2,500	91,725
FirstEnergy Corp.	1,300	53,404
FPL Group, Inc.	750	51,240
KeySpan Corp.	850	33,320
NiSource, Inc.	400	8,404
PG&E Corp.	1,800	54,720
Pinnacle West Capital Corp.	400	16,600
PPL Corp.	1,200	56,616
Progress Energy, Inc. (1)	1,000	42,340
Sempra Energy	1,500	54,285
Southern Co.	1,150	34,477
TXU Corp.	1,900	91,048
Xcel Energy, Inc. (1)	1,750	30,310
		1,167,949

Electronic Components (0.4%)
Analog Devices, Inc. (1)	1,600	$62,048
Maxim Intergrated Products, Inc.	1,300	54,977
Texas Instruments, Inc.	2,650	56,392
		173,417

Electronics (5.8%)
Agilent Technologies, Inc. *	1,900	40,983
Altera Corp. * (1)	1,450	28,376
Applied Materials, Inc. *	6,800	112,132
Cooper Industries Ltd., Class A	400	23,600
EMC Corp. * (1)	9,450	109,053
Emerson Electric Co.	2,719	168,279
General Electric Co.	41,100	1,380,138
Intel Corp.	24,750	496,485
Jabil Circuit, Inc. *	600	13,800
Kla-Tencor Corp. * (1)	850	35,258
Linear Technology Corp. (1)	1,250	45,300
National Semiconductor Corp. *	1,200	18,588
PerkinElmer, Inc.	400	6,888
Sanmina-SCI Corp. *	2,250	15,862
Solectron Corp. *	2,300	11,385
Tektronix, Inc.	650	21,612
Thermo Electron Corp. *	600	16,212
Waters Corp. *	500	22,050
		2,566,001

Entertainment & Leisure (1.0%)
Brunswick Corp.	350	16,016
Carnival Corp. (Panama)	2,500	118,225
Harrah’s Entertainment, Inc. (1)	400	21,192
Hasbro, Inc.	1,100	20,680
International Game Technology	1,400	50,330
Mattel, Inc.	700	12,691
Starwood Hotels & Resorts Worldwide, Inc.	800	37,136
Walt Disney Co.	8,150	183,782
		460,052

Financial Services (5.4%)
American Express Co.	5,100	262,446
Bear Stearns Companies, Inc.	400	38,468
Capital One Financial Corp.	950	70,205
Countrywide Financial Corp.	5,298	208,688
E*Trade Financial Corp. *	1,650	18,843
Fannie Mae	3,700	234,580
First Data Corp.	3,416	148,596

Fiserv, Inc. *	800	$27,888
Franklin Resources, Inc.	400	22,304
Freddie Mac	2,650	172,886
Goldman Sachs Group, Inc. (The)	1,950	181,818
Janus Capital Group, Inc. (1)	1,100	14,971
Lehman Brothers Holdings, Inc.	1,100	87,692
MBNA Corp.	5,350	134,820
Mellon Financial Corp.	1,700	47,073
Merrill Lynch & Co., Inc.	3,850	191,422
Morgan Stanley	4,350	214,455
Principal Financial Group, Inc.	500	17,985
Providian Financial Corp. *	1,050	16,317
SLM Corp.	1,700	75,820
U.S. Bancorp	7,350	212,415
		2,399,692

Food Retailers (0.1%)
Albertson’s, Inc.	1,450	34,698
Kroger Co. (The) *	1,150	17,848
		52,546

Forest Products & Paper (1.2%)
Georgia-Pacific Corp.	1,750	62,912
International Paper Co.	2,100	84,861
Kimberly-Clark Corp.	3,400	219,606
Louisiana-Pacific Corp. (1)	600	15,570
MeadWestvaco Corp.	850	27,115
Sealed Air Corp. *	350	16,222
Temple-Inland, Inc.	600	40,290
Weyerhauser Co.	1,000	66,480
		533,056

Health Care Providers & Services (1.4%)
Express Scripts, Inc. * (1)	300	19,602
HCA, Inc.	750	28,612
Manor Care, Inc.	600	17,976
UnitedHealth Group, Inc.	5,550	409,257
WellPoint Health Networks, Inc. *	1,450	152,380
		627,827

Heavy Machinery (1.1%)
Black & Decker Corp. (1)	850	65,824
Caterpillar, Inc.	500	40,225
Danaher Corp.	1,300	66,664
Deere & Co.	1,000	64,550
Dover Corp.	900	34,983
Eaton Corp.	500	31,705
Ingersoll Rand Co., Ltd.	700	47,579

Pall Corp. (1)	500	$12,240
Parker Hannifin Corp.	500	29,430
Stanley Works (The) (1)	650	27,644
Vulcan Materials Co.	350	17,832
W.W. Grainger, Inc.	700	40,355
		479,031

Home Construction, Furnishings & Appliances (2.0%)
American Standard Companies, Inc. *	850	33,073
Centex Corp. (1)	200	10,092
Home Depot, Inc.	12,100	474,320
Johnson Controls, Inc.	700	39,767
KB Home (1)	200	16,898
Leggett & Platt, Inc.	700	19,670
Lowe’s Companies, Inc.	3,100	168,485
Masco Corp.	2,784	96,132
Whirlpool Corp. (1)	300	18,027
		876,464

Hotels, Restaurants & Leisure (0.2%)
Starbucks Corp. *	1,500	68,190

Household Products (0.2%)
Illinois Tool Works, Inc.	1,150	107,145

Insurance (6.5%)
ACE Ltd. (Bermuda)	2,600	104,156
Aetna, Inc.	1,400	139,902
Aflac, Inc.	3,400	133,314
Allstate Corp.	6,450	309,536
Ambac Financial Group, Inc.	450	35,978
American International Group, Inc.	10,000	679,900
Anthem, Inc. * (1)	900	78,525
Aon Corp.	1,400	40,236
Chubb Corp.	1,200	84,336
CIGNA Corp.	1,250	87,038
Cincinnati Financial Corp.	787	32,440
Hartford Financial Services Group, Inc. (The) (1)	1,200	74,316
Humana, Inc. *	1,050	20,979
Jefferson-Pilot Corp. (1)	500	24,830
Lincoln National Corp.	1,250	58,750
Loews Corp.	677	39,605
Marsh & McLennan Cos., Inc.	2,100	96,096
MBIA, Inc.	400	23,284
MetLife, Inc.	6,950	268,618
MGIC Investment Corp.	400	26,620

Progressive Corp.	1,400	$118,650
Prudential Financial, Inc.	4,850	228,144
SAFECO Corp.	1,250	57,063
St. Paul Travelers Companies, Inc. (The)	1,054	34,845
Torchmark Corp.	500	26,590
UNUMProvident Corp. (1)	1,300	20,397
XL Capital Ltd. (Bermuda)	550	40,695
		2,884,843

Media - Broadcasting & Publishing (2.4%)
Clear Channel Communications, Inc.	1,000	31,170
Comcast Corp., Class A *	8,750	247,100
Gannett Co., Inc.	1,000	83,760
Knight-Ridder, Inc.	100	6,545
McGraw-Hill Companies, Inc.	1,200	95,628
Meredith Corp.	400	20,552
New York Times Co. (The), Class A (1)	600	23,460
Time Warner, Inc. *	17,450	281,643
Tribune Co.	500	20,575
Univision Communications, Inc., Class A *	1,300	41,093
Viacom, Inc., Class B	6,900	231,564
		1,083,090

Media - Internet (0.4%)
Yahoo! Inc. *	5,300	179,723

Medical and Health Products (2.1%)
Applera Corp.-Applied Biosystems Group	1,100	20,757
Bausch & Lomb, Inc.	350	23,258
Baxter International, Inc.	1,000	32,160
Becton Dickinson & Co. (1)	2,300	118,910
Biomet, Inc.	1,000	46,880
Boston Scientific Corp.*	3,300	131,109
C.R. Bard, Inc.	450	25,484
Fisher Scientific International, Inc. * (1)	500	29,165
Guidant Corp.	500	33,020
Medtronic, Inc.	4,800	249,120
Millipore Corp. * (1)	250	11,963
St. Jude Medical, Inc. *	700	52,689
Stryker Corp.	600	28,848
Zimmer Holdings, Inc. *	1,650	130,416
		933,779

Metals and Mining (0.4%)
Alcoa, Inc.	1,400	47,026
Engelhard Corp.	450	12,758
Nucor Corp. (1)	300	27,411

Phelps Dodge Corp. (1)	350	$32,211
United States Steel Corp. (1)	1,100	41,382
		160,788

Oil & Gas (7.7%)
Amerada Hess Corp.	400	35,600
Anadarko Petroleum Corp.	1,650	109,494
Apache Corp.	1,324	66,346
Baker Hughes, Inc.	1,350	59,022
BJ Services Co. (1)	500	26,205
Burlington Resources, Inc. (1)	3,800	155,040
ChevronTexaco Corp.	13,650	732,186
ConocoPhillips	2,616	216,736
Devon Energy Corp.	2,250	159,773
Dynegy, Inc., Class A *	4,200	20,958
EOG Resources, Inc.	500	32,925
Exxon Mobil Corp.	25,100	1,213,083
Kerr-Mcgee Corp.	400	22,900
Kinder Morgan, Inc.	200	12,564
Marathon Oil Corp.	2,300	94,944
Nabors Industries Ltd. * (1)	200	9,470
Noble Corp. *	550	24,723
Occidental Petroleum Corp.	1,500	83,895
Schlumberger Ltd.	900	60,579
Sunoco, Inc.	750	55,485
Unocal Corp.	1,750	75,250
Valero Energy Corp.	1,250	100,263
Williams Companies, Inc. (The)	2,600	31,460
		3,398,901

Pharmaceuticals (8.0%)
Abbott Laboratories	6,100	258,396
Allergan, Inc.	500	36,275
AmerisourceBergen Corp. (1)	500	26,855
Amgen, Inc. *	2,018	114,380
Biogen Idec, Inc. *	1,350	82,580
Bristol-Myers Squibb Co.	7,700	182,259
Cardinal Health, Inc.	1,400	61,278
Caremark Rx, Inc. *	4,300	137,901
Eli Lilly and Co.	4,450	267,223
Forest Laboratories, Inc. *	1,600	71,968
Genzyme Corp. *	350	19,044
Gilead Sciences, Inc. *	1,700	63,546
Hospira, Inc. *	650	19,890
Johnson & Johnson	11,400	642,162
King Pharmaceuticals, Inc. *	800	9,552
McKesson Corp.	1,150	29,498
Medco Health Solutions, Inc. *	457	14,121
Merck & Co., Inc.	8,750	288,750
Pfizer, Inc.	29,340	897,804

Schering-Plough Corp.	5,800	$110,548
Sigma-Aldrich Corp.	400	23,200
Wyeth	5,100	190,740
		3,547,970

Pollution Control (0.2%)
Waste Management, Inc.	2,450	66,983

Railroads (0.2%)
CSX Corp.	850	28,220
Norfolk Southern Corp.	1,700	50,558
Union Pacific Corp.	400	23,440
		102,218

Real Estate (0.2%)
Plum Creek Timber Co., Inc. (REIT) (1)	800	28,024
ProLogis (REIT)	700	24,668
Simon Property Group, Inc. (REIT)	850	45,586
		98,278

Restaurants and Lodging (0.9%)
Darden Restaurants, Inc.	700	16,324
Hilton Hotels Corp. (1)	1,600	30,144
Marriott International, Inc., Class A	950	49,362
McDonald’s Corp.	8,500	238,255
Wendy’s International, Inc.	750	25,200
Yum! Brands, Inc.	1,200	48,792
		408,077

Retailers (5.9%)
Bed Bath & Beyond, Inc. * (1)	1,100	40,821
Best Buy Co., Inc. (1)	1,250	67,800
Circuit City Stores, Inc.	1,200	18,408
Costco Wholesale Corp. (1)	4,400	182,864
CVS Corp.	1,650	69,515
Dollar General Corp.	1,300	26,195
eBay, Inc. * (1)	2,500	229,850
Federated Department Stores, Inc. (1)	700	31,801
J.C. Penney Co., Inc., Holding Co.	2,500	88,200
Kohl’s Corp. *	1,300	62,647
May Department Stores Co. (The) (1)	1,150	29,475
Nordstrom, Inc.	500	19,120
Office Depot, Inc. *	1,250	18,788
Radioshack Corp.	600	17,184
Staples, Inc.	4,850	144,627
Target Corp.	3,550	160,638

The Gap, Inc. (1)	6,000	$112,200
TJX Co., Inc. (1)	2,050	45,182
Toys ‘R’ Us, Inc. *	1,400	24,836
Walgreen Co.	9,700	347,551
Wal-Mart Stores, Inc.	16,500	877,800
		2,615,502

Telecommunications (5.0%)
ALLTEL Corp.	3,150	172,967
AT&T Corp.	1,420	20,334
Avaya, Inc. *	3,100	43,214
BellSouth Corp.	7,850	212,892
CenturyTel, Inc.	550	18,832
Citizens Communications Co.	1,350	18,077
Comverse Technology, Inc. *	900	16,947
Corning, Inc. *	5,350	59,278
Lucent Technologies, Inc. * (1)	16,867	53,468
Motorola, Inc.	9,300	167,772
Nextel Communications, Inc., Class A *	4,450	106,088
QUALCOMM, Inc.	9,350	365,024
SBC Communications, Inc.	14,450	374,978
Scientific-Atlanta, Inc.	1,100	28,512
Sprint Corp.	2,450	49,319
Tellabs, Inc. *	2,900	26,651
Verizon Communications, Inc.	12,000	472,560
		2,206,913

Textiles, Clothing & Fabrics (0.6%)
Jones Apparel Group, Inc.	450	16,110
Liz Claiborne, Inc.	550	20,746
Nike, Inc., Class B	2,400	189,120
VF Corp. (1)	1,050	51,923
		277,899

Transportation (0.1%)
Burlington Northern Santa Fe Corp.	1,400	53,634

Total Common Stocks (Cost $43,316,729)		44,048,261

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (7.3%)
Security Lending Collateral (7.3%)
Bank of America, Bank Note, 1.875%, 10/19/04	$269,850	$269,850
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	52,745	52,745
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	67,463	67,463

BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	$155,164	$155,164
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	236,119	236,119
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	168,657	168,657
Citigroup, Eurodollar Term, 1.865%, 12/20/04	101,194	101,194
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	67,463	67,463
Deutsche Bank, Bank Note, 1.700%, 10/12/04	26,985	26,985
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	33,731	33,731
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	33,731	33,731

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	100,730	100,730

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	101,194	101,194

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	101,194	101,194
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	236,119	236,119
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	269,851	269,851
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	99,976	99,976
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	101,194	101,194
Prefco, Commercial Paper, 1.782%, 10/18/04	336,963	336,963
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	202,388	202,388
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	33,731	33,731
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	107,266	107,266
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	20,239	20,239
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	143,021	143,021
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	101,194	101,194
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	67,463	67,463
		3,235,625

Total Short-Term Investments (Cost $3,235,625)		3,235,625

TOTAL INVESTMENTS At Market Value (106.7%) (Cost $46,552,354)		$47,283,886
Other assets in excess of liabilities (-6.7%)		(2,952,356)
Net Assets (100.0%)		$44,331,530

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $46,552,354. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$3,095,081
Unrealized losses	(2,363,548)
Net unrealized gain	$731,533

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

REIT	Real Estate Investment Trust

Category percentages are based on net assets.

ING Alger Aggressive Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (97.2%)

Apparel & Textiles (1.1%)
Polo Ralph Lauren Corp.	44,300	$1,611,191

Apparel Manufacturers (0.7%)
Coach, Inc. *	26,000	1,102,920

Apparel Retailers (0.5%)
Chico’s FAS, Inc. * (1)	22,900	783,180

Banking (3.6%)
East West Bancorp, Inc.	44,700	1,501,473
North Fork Bancorporation, Inc. (1)	45,400	2,018,030
Zions Bancorp	29,700	1,812,888
		5,332,391

Biotechnology (0.8%)
QLT, Inc. (Canada) * (1)	69,300	1,153,845

Business Machines (2.0%)
Apple Computer, Inc. *	76,950	2,981,812

Business Services (1.0%)
Corporate Executive Board Co.	24,750	1,515,690

Capital Equipment (1.8%)
Rockwell Automation, Inc.	67,700	2,619,990

Chemicals (1.4%)
Millennium Chemicals, Inc. *	100,250	2,126,302

1

Coal (1.8%)
Peabody Energy Corp.	44,000	$2,618,000

Commercial Services (1.4%)
Service Corp., International *	338,200	2,100,222

Communications (4.6%)
L-3 Communications Holdings, Inc.	44,890	3,007,630
Nextel Partners, Inc., Class A * (1)	90,900	1,507,122
SpectraSite, Inc. * (1)	49,650	2,308,725
		6,823,477

Computer Software & Processing (8.1%)
Activision, Inc. *	53,650	744,126
Akamai Technologies, Inc. * (1)	209,700	2,946,285
Cognos, Inc. (Canada) *	20,300	721,056
NAVTEQ *	41,300	1,471,932
PalmSource, Inc. * (1)	117,828	2,443,753
Shanda Interactive Entertainment Ltd. ADR (Cayman Islands) * (1)	41,800	1,003,200
Symbol Technologies, Inc.	50,200	634,528
Take-Two Interactive Software, Inc. * (1)	65,550	2,153,317
		12,118,197

Computers & Information (2.3%)
PalmOne, Inc. * (1)	110,550	3,365,142

Consumer Goods and Services (0.6%)
Fossil, Inc. *	28,100	869,414

Electronics (11.4%)
Altera Corp. *	110,300	2,158,571
Broadcom Corp., Class A *	28,600	780,494
Freescale Semiconductor Class A *	51,400	735,020
Garmin Ltd. (Cayman Islands) (1)	59,550	2,575,537
Gemstar-TV Guide International, Inc. *	106,650	602,573
Kla-Tencor Corp. * (1)	34,000	1,410,320
National Semiconductor Corp. *	25,200	390,348
Semiconductor Manufacturing International Corp. ADR (Cayman Islands) * (1)	295,150	2,916,082
Skyworks Solutions, Inc. * (1)	200,550	1,905,225
Teradyne, Inc. *	141,950	1,902,130
Trimble Navigation Ltd. *	48,300	1,526,280
		16,902,580

2

Entertainment & Leisure (3.6%)
International Speedway Corp., Class A	22,150	$1,105,285
Kerzner International Ltd. (Bahama Islands) *	14,800	650,756
Royal Caribbean Cruises Ltd. (1)	43,600	1,900,960
Station Casinos, Inc.	13,900	681,656
Wynn Resorts, Ltd. * (1)	21,150	1,093,244
		5,431,901

Financial Services (5.3%)
Affiliated Managers Group, Inc. * (1)	68,201	3,651,482
First Marblehead Corp. (The) *	45,900	2,129,760
Legg Mason, Inc.	40,875	2,177,411
		7,958,653

Health Care Providers & Services (3.2%)
AMERIGROUP Corp. *	41,500	2,334,375
Covance, Inc. *	35,200	1,406,944
Magellan Health Services, Inc. *	30,050	1,098,628
		4,839,947

Heavy Machinery (4.2%)
National-Oilwell, Inc. * (1)	112,500	3,696,750
Pentair, Inc.	40,700	1,420,837
Tractor Supply Co. *	35,150	1,105,116
		6,222,703

Home Construction, Furnishings & Appliances (0.8%)
Toll Brothers, Inc. *	24,300	1,125,819

Media - Broadcasting & Publishing (2.8%)
XM Satellite Radio Holdings, Inc., Class A * (1)	132,050	4,096,191

Medical and Health Products (8.2%)
Advanced Medical Optics, Inc. * (1)	31,700	1,254,369
C.R. Bard, Inc.	19,400	1,098,622
Cytyc Corp. * (1)	56,000	1,352,400
Fisher Scientific International, Inc. *	35,900	2,094,047
Given Imaging Ltd. (Israel) * (1)	9,000	346,050
IVAX Corp. *	143,125	2,740,844
Kinetic Concepts, Inc. *	50,250	2,640,638
Varian Medical Systems, Inc. *	20,900	722,513
		12,249,483

3

Oil & Gas (4.8%)
Cooper Cameron Corp. *	55,075	$3,020,313
EOG Resources, Inc.	38,100	2,508,885
Patterson-UTI Energy, Inc. (1)	88,600	1,689,602
		7,218,800

Pharmaceuticals (8.0%)
Elan Corp. PLC ADR (Ireland) * (1)	125,500	2,936,700
Eyetech Pharmaceuticals, Inc. * (1)	56,300	1,913,637
Genzyme Corp. * (1)	27,300	1,485,393
ImClone Systems, Inc. * (1)	28,600	1,511,510
OSI Pharmaceuticals, Inc. * (1)	31,200	1,917,552
Sepracor, Inc. * (1)	43,700	2,131,686
		11,896,478

Restaurants and Lodging (2.0%)
Applebee’s International, Inc.	58,200	1,471,296
Cheesecake Factory (The), Inc. * (1)	35,900	1,558,060
		3,029,356

Retailers (4.5%)
Autoliv, Inc.	18,750	757,500
Dollar Tree Stores, Inc. *	40,700	1,096,865
Hot Topic, Inc. *	35,450	604,068
NetFlix, Inc. * (1)	213,750	3,296,025
Tiffany & Co. (1)	30,750	945,255
		6,699,713

Telecommunications (2.8%)
Amdocs Ltd. *	52,800	1,152,624
Andrew Corp. * (1)	55,000	673,200
Avaya, Inc. *	157,750	2,199,035
Foundry Networks, Inc. *	15,900	150,891
		4,175,750

Textiles, Clothing & Fabrics (0.9%)
Quiksilver, Inc. *	53,950	1,371,409

Transportation (3.0%)
JetBlue Airways Corp. * (1)	17,800	372,376
Teekay Shipping Corp.	31,500	1,357,335
Yellow Roadway Corp. *	57,500	2,696,175
		4,425,886

Total Common Stocks (Cost $138,265,034)		144,766,442

4

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (31.6%)
Security Lending Collateral (31.6%)
Bank of America, Bank Note, 1.875%, 10/19/04	$3,916,022	$3,916,022
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	765,432	765,432
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	979,005	979,005
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	2,251,713	2,251,713
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	3,426,519	3,426,519
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	2,447,514	2,447,514
Citigroup, Eurodollar Term, 1.865%, 12/20/04	1,468,508	1,468,508
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	979,005	979,005
Deutsche Bank, Bank Note, 1.700%, 10/12/04	391,602	391,602
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	489,503	489,503
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	489,503	489,503

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	1,461,778	1,461,778

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	1,468,508	1,468,508

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	1,468,508	1,468,508
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	3,426,519	3,426,519
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	3,916,022	3,916,022
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	1,450,832	1,450,832
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	1,468,508	1,468,508
Prefco, Commercial Paper, 1.782%, 10/18/04	4,889,945	4,889,945
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	2,937,016	2,937,016
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	489,503	489,503
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	1,556,619	1,556,619
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	293,702	293,702
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	2,075,492	2,075,492
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	1,468,508	1,468,508
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	979,005	979,005
		46,954,791

Total Short-Term Investments (Cost $46,954,791)		46,954,791

TOTAL INVESTMENTS At Market Value (128.8%) (Cost $185,219,825)		$191,721,233
Other assets in excess of liabilities (-28.8%)		(42,824,976)
Net Assets (100.0%)		$148,896,257

5

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $185,219,825. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$13,418,363
Unrealized losses	(6,916,955)
Net unrealized gain	$6,501,408

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

ADR	American Depository Receipt

Category percentages are based on net assets.

6

ING Alger Capital Appreciation Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (88.5%)

Aerospace & Defense (3.6%)
Lockheed Martin Corp.	14,500	$808,810
United Technologies, Inc.	6,300	588,294
		1,397,104

Apparel & Textiles (0.5%)
Polo Ralph Lauren Corp.	5,000	181,850

Apparel Manufacturers (0.8%)
Coach, Inc. *	7,800	330,876

Banking (0.5%)
Wells Fargo & Co.	3,300	196,779

Biotechnology (1.3%)
Genentech, Inc. *	9,500	497,990

Business Services (1.0%)
FedEx Corp.	4,500	385,605

Chemicals (0.4%)
Lubrizol Corp.	4,400	152,240

Coal (1.4%)
Peabody Energy Corp.	8,900	529,550

Commercial Services (1.1%)
Quest Diagnostics, Inc. (1)	4,700	414,634

Communications (4.3%)
Research in Motion Ltd. (Canada) *	14,200	1,084,028

1

Sirius Satellite Radio, Inc. * (1)	95,400	$305,280
SpectraSite, Inc. * (1)	6,100	283,650
		1,672,958

Computer Software & Processing (8.5%)
Cognizant Technology Solutions Corp. *	12,900	393,579
Cognos, Inc. (Canada) *	8,300	294,816
Microsoft Corp.	53,800	1,487,570
NAVTEQ *	12,900	459,756
Red Hat, Inc. *	15,200	186,048
Shanda Interactive Entertainment Ltd. ADR (Cayman Islands) * (1)	8,100	194,400
Take-Two Interactive Software, Inc. * (1)	8,500	279,225
		3,295,394

Computers & Information (4.2%)
PalmOne, Inc. * (1)	31,500	958,860
Zebra Technologies Corp. Class A *	10,800	658,908
		1,617,768

Conglomerates (1.5%)
Tyco International Ltd. (1)	18,900	579,474

Electronics (4.8%)
Broadcom Corp., Class A * (1)	20,600	562,174
Intel Corp.	9,500	190,570
National Semiconductor Corp. *	32,000	495,680
Novellus Systems, Inc. * (1)	22,100	587,639
		1,836,063

Entertainment & Leisure (1.1%)
Royal Caribbean Cruises Ltd. (1)	10,000	436,000

Financial Services (3.6%)
Capital One Financial Corp.	8,600	635,540
First Marblehead Corp. (The) * (1)	10,100	468,640
Lehman Brothers Holdings, Inc.	3,600	286,992
		1,391,172

Health Care Providers & Services (1.2%)
AMERIGROUP Corp. *	8,500	478,125

2

Heavy Machinery (2.9%)
National-Oilwell, Inc. * (1)	24,725	$812,463
Tractor Supply Co. *	9,500	298,680
		1,111,143

Insurance (3.0%)
Aetna, Inc.	3,800	379,734
American International Group, Inc.	5,400	367,146
Anthem, Inc. * (1)	4,600	401,350
		1,148,230

Media - Broadcasting & Publishing (4.6%)
IAC/InterActiveCorp * (1)	17,100	376,542
Time Warner, Inc. *	56,600	913,524
Viacom, Inc., Class B	14,000	469,840
		1,759,906

Media - Internet (4.1%)
Yahoo! Inc. *	47,100	1,597,161

Medical and Health Products (6.4%)
Advanced Medical Optics, Inc. * (1)	10,500	415,485
Fisher Scientific International, Inc. * (1)	9,800	571,634
Given Imaging Ltd. (Israel) * (1)	5,100	196,095
Guidant Corp.	4,050	267,462
IVAX Corp. *	28,800	551,520
Kinetic Concepts, Inc. *	8,800	462,440
		2,464,636

Oil & Gas (4.2%)
BP PLC (United Kingdom)	7,200	414,216
EOG Resources, Inc.	10,700	704,595
Patterson-UTI Energy, Inc.	10,700	204,049
Talisman Energy, Inc. (Canada)	12,200	315,980
		1,638,840

Pharmaceuticals (11.0%)
Allergan, Inc.	7,500	544,125
Biogen Idec, Inc. *	12,500	764,625
Caremark Rx, Inc. *	7,400	237,318
Genzyme Corp. *	6,800	369,988
Gilead Sciences, Inc. *	24,200	904,596
OSI Pharmaceuticals, Inc. *	6,100	374,906
Pfizer, Inc.	12,200	373,320
Schering-Plough Corp.	20,300	386,918
Teva Pharmaceutical Industries Ltd. ADR (Israel) (1)	10,500	272,475
		4,228,271

3

Retailers (7.9%)
Bed Bath & Beyond, Inc. * (1)	11,200	$415,632
CVS Corp.	14,000	589,820
eBay, Inc. *	11,600	1,066,504
Kohl’s Corp. *	7,600	366,244
NetFlix, Inc. * (1)	38,500	593,670
		3,031,870

Telecommunications (2.5%)
Nokia Oyj ADR (Finland)	34,300	470,596
QUALCOMM, Inc.	12,450	486,048
		956,644

Transportation (2.1%)
Burlington Northern Santa Fe Corp.	11,100	425,241
Teekay Shipping Corp.	8,900	383,501
		808,742

Total Common Stocks (Cost $31,753,102)		34,139,025

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (24.5%)
Security Lending Collateral (24.5%)
Bank of America, Bank Note, 1.875%, 10/19/04	$788,876	$788,876
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	154,195	154,195
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	197,219	197,219
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	453,604	453,604
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	690,266	690,266
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	493,047	493,047
Citigroup, Eurodollar Term, 1.865%, 12/20/04	295,828	295,828
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	197,219	197,219
Deutsche Bank, Bank Note, 1.700%, 10/12/04	78,888	78,888
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	98,609	98,610
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	98,609	98,610

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	294,473	294,473

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	295,828	295,828

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	295,828	295,828
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	690,266	690,266
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	788,876	788,876

4

Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	$292,268	$292,268
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	295,828	295,828
Prefco, Commercial Paper, 1.782%, 10/18/04	985,071	985,071
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	591,657	591,657
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	98,609	98,610
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	313,578	313,578
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	59,166	59,166
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	418,104	418,104
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	295,828	295,828
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	197,219	197,219
		9,458,962

Total Short-Term Investments (Cost $9,458,962)		9,458,962

TOTAL INVESTMENTS At Market Value (113.0%) (Cost $41,212,064)		$43,597,987
Other assets in excess of liabilities (-13.0%)		(5,020,401)
Net Assets (100.0%)		$38,577,586

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $41,212,064. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$3,533,909
Unrealized losses	(1,147,986)
Net unrealized gain	$2,385,923

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

ADR	American Depository Receipt

Category percentages are based on net assets.

5

ING Alger Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (97.8%)

Aerospace & Defense (0.5%)
Boeing Co. (The)	4,200	$216,803

Banking (1.8%)
Bank of New York Co., Inc.	3,650	106,470
Citigroup, Inc.	5,350	236,042
Wells Fargo & Co.	7,750	462,132
		804,644

Biotechnology (1.1%)
Genentech, Inc. *	9,900	518,958

Business Services (2.4%)
Automatic Data Processing, Inc.	10,000	413,200
FedEx Corp.	7,950	681,235
		1,094,435

Chemicals (2.2%)
Dow Chemical Co.	21,800	984,924

Commercial Services (0.5%)
Accenture Ltd., Class A (Bermuda) *	8,800	238,040

Communications (1.0%)
Research in Motion Ltd. (Canada) *	5,900	450,406

Computer Software & Processing (5.7%)
Microsoft Corp.	64,700	1,788,955
Oracle Corp. *	54,700	617,016
Symbol Technologies, Inc.	16,700	211,088
		2,617,059

Computers & Information (1.5%)
Cisco Systems, Inc. *	37,800	684,180

1

Conglomerates (2.5%)
Tyco International Ltd. (1)	37,600	$1,152,816

Consumer Goods and Services (1.0%)
Fortune Brands, Inc.	6,100	451,949

Electronic Components (1.2%)
Analog Devices, Inc.	14,200	550,676

Electronics (9.5%)
Altera Corp. * (1)	22,950	449,131
Applied Materials, Inc. *	52,650	868,198
Broadcom Corp., Class A *	10,300	281,087
EMC Corp. *	10,900	125,786
Freescale Semiconductor Class A *	15,600	223,080
General Electric Co.	26,600	893,228
Intel Corp. (1)	33,600	674,016
Linear Technology Corp. (1)	13,750	498,300
National Semiconductor Corp. *	7,750	120,047
Teradyne, Inc. *	14,200	190,280
		4,323,153

Entertainment & Leisure (3.2%)
Carnival Corp. (Panama)	10,100	477,629
Royal Caribbean Cruises Ltd. (1)	8,100	353,160
Starwood Hotels & Resorts Worldwide, Inc.	13,900	645,238
		1,476,027

Financial Services (6.6%)
Affiliated Managers Group, Inc. * (1)	6,687	358,022
American Express Co.	18,000	926,280
First Data Corp.	18,400	800,400
Lehman Brothers Holdings, Inc.	5,800	462,376
T. Rowe Price Group, Inc.	9,500	483,930
		3,031,008

Health Care Providers & Services (3.0%)
HCA, Inc.	17,650	673,347
UnitedHealth Group, Inc.	9,550	704,217
		1,377,564

2

Heavy Machinery (1.0%)
National-Oilwell, Inc. * (1)	13,900	$456,754

Home Construction, Furnishings & Appliances (0.5%)
Lowe’s Companies, Inc.	4,250	230,988

Insurance (2.6%)
Aetna, Inc.	5,500	549,615
American International Group, Inc.	9,350	635,707
		1,185,322

Internet Software & Services (2.0%)
Google, Inc. Class A * (1)	7,000	907,200

Media - Broadcasting & Publishing (5.7%)
IAC/InterActiveCorp *	18,700	411,774
Time Warner, Inc. *	48,900	789,246
Viacom, Inc., Class B	6,500	218,140
XM Satellite Radio Holdings, Inc., Class A * (1)	37,700	1,169,454
		2,588,614

Media - Internet (3.1%)
Yahoo! Inc. *	42,000	1,424,220

Medical and Health Products (4.0%)
Boston Scientific Corp. *	12,200	484,706
Guidant Corp.	3,700	244,348
IVAX Corp. *	33,725	645,834
Medtronic, Inc.	9,000	467,100
		1,841,988

Oil & Gas (5.8%)
BP PLC (United Kingdom)	8,350	480,376
Devon Energy Corp.	6,300	447,363
EOG Resources, Inc.	8,200	539,970
Patterson-UTI Energy, Inc.	17,250	328,958
Schlumberger Ltd.	12,400	834,644
		2,631,311

3

Pharmaceuticals (13.1%)
Abbott Laboratories	10,650	$451,134
Allergan, Inc.	4,900	355,495
Biogen Idec, Inc. *	15,900	972,603
Caremark Rx, Inc. *	15,550	498,689
Eyetech Pharmaceuticals, Inc. * (1)	6,250	212,438
Gilead Sciences, Inc. *	22,200	829,836
ImClone Systems, Inc. * (1)	9,200	486,220
OSI Pharmaceuticals, Inc. *	9,450	580,797
Pfizer, Inc.	28,550	873,630
Sepracor, Inc. * (1)	11,000	536,580
Teva Pharmaceutical Industries Ltd. ADR (Israel) (1)	7,900	205,005
		6,002,427

Retailers (12.8%)
Bed Bath & Beyond, Inc. * (1)	12,300	456,453
CVS Corp.	22,800	960,564
eBay, Inc. * (1)	13,850	1,273,369
NetFlix, Inc. * (1)	57,800	891,276
Target Corp. (1)	29,350	1,328,088
Wal-Mart Stores, Inc.	17,300	920,360
		5,830,110

Telecommunications (3.0%)
Avaya, Inc. *	18,000	250,920
Motorola, Inc.	42,150	760,386
QUALCOMM, Inc.	8,950	349,408
		1,360,714

Textiles, Clothing & Fabrics (0.5%)
Nike, Inc., Class B	3,000	236,400

Total Common Stocks (Cost $42,991,000)		44,668,690

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (19.5%)
Security Lending Collateral (19.5%)
Bank of America, Bank Note, 1.875%, 10/19/04	$743,223	$743,223
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	145,271	145,271
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	185,806	185,806
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	427,353	427,353
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	650,320	650,320
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	464,514	464,514
Citigroup, Eurodollar Term, 1.865%, 12/20/04	278,709	278,709
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	185,806	185,806

4

Deutsche Bank, Bank Note, 1.700%, 10/12/04	$74,322	$74,322
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	92,903	92,903
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	92,903	92,903

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	277,431	277,431

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	278,709	278,709

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	278,709	278,709
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	650,320	650,320
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	743,223	743,223
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	275,354	275,354
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	278,709	278,709
Prefco, Commercial Paper, 1.782%, 10/18/04	928,064	928,064
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	557,417	557,417
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	92,903	92,903
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	295,431	295,431
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	55,742	55,742
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	393,908	393,908
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	278,709	278,709
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	185,806	185,806
		8,911,565

Total Short-Term Investments (Cost $8,911,565)		8,911,565

TOTAL INVESTMENTS At Market Value (117.3%) (Cost $51,902,565)		$53,580,255
Other assets in excess of liabilities (-17.3%)		(7,914,055)
Net Assets (100.0%)		$45,666,200

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $51,902,565. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$3,418,294
Unrealized losses	(1,740,604)
Net unrealized gain	$1,677,690

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

ADR	American Depository Receipt

Category percentages are based on net assets.

5

ING American Century Small Cap Value Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (88.6%)

Aerospace & Defense (1.1%)
United Defense Industries, Inc. *	15,100	$603,849

Apparel & Textiles (0.8%)
Polo Ralph Lauren Corp.	3,000	109,110
Wolverine World Wide, Inc.	13,600	342,720
		451,830

Automotive (1.4%)
Cooper Tire & Rubber Co.	13,900	280,363
Superior Industries International, Inc. (1)	17,100	512,145
		792,508

Banking (6.9%)
Associated Banc Corp.	9,700	311,079
BancorpSouth, Inc.	13,300	305,767
Chemical Financial Corp.	1,800	65,736
Chittenden Corp.	7,600	207,100
Commercial Federal Corp.	11,800	318,364
Cullen/Frost Bankers, Inc.	4,500	209,115
First Financial Bancorp	11,200	191,296
Hibernia Corp., Class A	13,600	359,176
Mercantile Bankshares Corp.	2,900	139,084
Sky Financial Group, Inc.	12,400	310,000
Sterling Bancshares, Inc.	30,200	406,190
Washington Federal, Inc.	20,800	523,120
Whitney Holding Corp.	2,900	121,800
Wilmington Trust Corp.	9,300	336,753
		3,804,580

Beverages, Food & Tobacco (2.9%)
Corn Products International, Inc.	5,800	267,380
Hormel Foods Corp.	6,100	163,358
Lancaster Colony Corp. (1)	8,000	337,320
Performance Food Group Co. *	8,000	189,600
Sensient Technologies Corp.	30,000	649,200
		1,606,858

Business Services (1.3%)
MAXIMUS, Inc. *	12,300	354,363
Valassis Communications, Inc. *	12,000	354,960
		709,323

1

Chemicals (1.8%)
Ferro Corp.	15,400	$335,874
FMC Corp. *	3,400	165,138
H.B. Fuller Co.	17,400	476,760
		977,772

Commercial Services (5.0%)
ABM Industries, Inc.	17,600	354,640
ADVO, Inc.	5,700	176,358
Banta Corp.	5,900	234,525
G&K Services, Inc., Class A	12,000	476,880
Jacobs Engineering Group, Inc. *	6,800	260,372
Kelly Services, Inc.	10,700	285,797
MedQuist, Inc. *	15,100	199,320
MoneyGram International, Inc.	28,700	490,196
Sonoco Products Co.	9,600	253,824
		2,731,912

Computer Software & Processing (8.5%)
Activision, Inc. *	12,400	171,988
Black Box Corp.	1,200	44,340
Compuware Corp. *	42,800	220,420
Internet Security Systems, Inc. *	10,342	175,814
ManTech International Corp. Class A *	8,600	160,992
MRO Software, Inc. *	14,600	146,000
Parametric Technology Co. *	50,200	265,056
PEC Solutions, Inc. *	20,300	237,916
ProQuest Co. * (1)	9,000	231,300
Reynolds & Reynolds Co., Class A	18,000	444,060
Sybase, Inc. *	100,600	1,387,274
Synopsys, Inc. *	26,600	421,078
THQ, Inc. *	27,800	540,988
Verity, Inc. *	17,700	227,976
		4,675,202

Computers & Information (1.3%)
Imation Corp.	20,200	718,918

Consumer Goods and Services (2.3%)
Libbey, Inc.	14,000	261,800
Snap-on, Inc.	29,900	824,044
WD-40 Co.	5,800	165,880
		1,251,724

2

Containers & Packaging (1.3%)
Bemis Co., Inc.	26,700	$709,686

Electric Utilities (2.1%)
Empire District Electric Co. (The)	13,900	285,645
IDACORP, Inc.	17,900	520,174
Westar Energy, Inc.	17,800	359,560
		1,165,379

Electrical Equipment (1.5%)
A.O. Smith Corp.	25,900	630,665
Regal-Beloit Corp.	8,500	205,615
		836,280

Electronic Components (0.6%)
Analogic Corp.	8,600	358,534

Electronics (3.3%)
Benchmark Electronics, Inc. *	11,100	330,780
Coherent, Inc. *	13,800	357,972
DuPont Photomasks, Inc. * (1)	7,200	122,688
Electronics for Imaging, Inc. *	30,600	496,944
Methode Electronics, Inc., Class A	20,400	260,916
Omnivision Technologies, Inc. * (1)	12,300	174,045
Rayovac Corp. *	1,900	50,065
		1,793,410

Entertainment & Leisure (1.1%)
Hearst-Argyle Television, Inc.	12,700	310,515
JAKKS Pacific, Inc. * (1)	3,700	85,100
LeapFrog Enterprises, Inc. * (1)	10,700	216,675
		612,290

Financial Services (1.8%)
Asset Acceptance Capital Corp. *	11,700	198,549
Medallion Financial Corp.	12,000	108,600
Raymond James Financial, Inc.	17,800	429,336
Waddell & Reed Financial, Inc., Class A	11,500	253,000
		989,485

Forest Products & Paper (0.1%)
Wausau-Mosinee Paper Corp.	3,100	51,615

3

Health Care Providers & Services (2.4%)
Accredo Health, Inc. *	8,400	$197,988
Alliance Imaging, Inc. *	22,800	170,316
Renal Care Group, Inc. *	7,700	248,171
Universal Health Services, Inc., Class B	16,000	696,000
		1,312,475

Heavy Construction (1.2%)
Granite Construction, Inc.	13,200	315,480
WCI Communities, Inc. * (1)	14,200	330,860
		646,340

Heavy Machinery (4.1%)
Hydril Co. *	2,200	94,490
Insituform Technologies, Inc., Class A * (1)	8,400	156,828
Kadant, Inc. *	7,500	137,700
Kaydon Corp. (1)	20,000	575,400
Kennametal, Inc.	7,900	356,685
Martin Marietta Materials, Inc.	10,916	494,167
Tecumseh Products Co., Class A	3,100	129,797
W-H Energy Services, Inc. *	13,900	288,425
		2,233,492

Industrial - Diversified (1.4%)
Crane Co.	11,000	318,120
Griffon Corp. *	21,400	451,540
		769,660

Insurance (3.9%)
Aspen Insurance Holdings Ltd. (Bermuda)	5,500	126,555
Erie Indemnity Co., Class A	1,500	76,530
HCC Insurance Holdings, Inc.	19,700	593,955
Horace Mann Educators Corp.	8,200	144,156
Platinum Underwriters Holdings, Ltd. (Bermuda)	25,800	755,424
PMI Group, Inc. (The)	8,000	324,640
ProAssurance Corp. * (1)	3,700	129,574
		2,150,834

Media - Broadcasting & Publishing (1.5%)
Journal Communications, Inc., Class A	20,300	356,062
Liberty Corp. (The)	12,400	492,776
		848,838

4

Medical and Health Products (3.6%)
Arrow International, Inc.	8,000	$239,200
Beckman Coulter, Inc.	3,300	185,196
Dade Behring Holdings, Inc. *	7,100	395,598
Invitrogen Corp. * (1)	5,200	285,948
Orthofix International N.V. (Netherlands) *	5,600	192,360
Osteotech, Inc. *	19,300	76,042
Owens & Minor, Inc.	13,200	335,280
STERIS Corp. *	12,700	278,638
		1,988,262

Metals and Mining (1.9%)
Minerals Technologies, Inc.	5,400	317,844
Olin Corp. (1)	36,000	720,000
		1,037,844

Oil & Gas (4.4%)
Cal Dive International, Inc. *	11,700	416,754
Cimarex Energy Co. * (1)	5,500	192,170
Denbury Resources, Inc. * (1)	5,700	144,780
Encore Acquisition Co. *	6,400	220,800
Helmerich & Payne, Inc.	19,600	562,324
Spinnaker Exploration Co. *	7,200	252,288
Unit Corp. *	10,300	361,324
Whiting Petroleum Corp. *	8,900	270,560
		2,421,000

Oil Services (0.9%)
Key Energy Services, Inc.*	43,600	481,780

Pharmaceuticals (0.2%)
Priority Healthcare Corp. Class B*	4,198	84,590

Real Estate (1.7%)
BRE Properties, Inc. (REIT)	5,400	207,090
Getty Realty Corp. (REIT)	15,300	401,166
Hospitality Properties Trust (REIT)	600	16,320
Maguire Properties, Inc. (REIT)	12,800	311,168
		935,744

Restaurants and Lodging (2.6%)
Brinker International, Inc. *	6,700	208,705
CEC Entertainment, Inc. *	12,900	474,075
Jack In The Box, Inc. *	7,000	222,110
Outback Steakhouse, Inc.	12,400	514,972
		1,419,862

5

Retailers (5.5%)
Burlington Coat Factory Warehouse Corp.	10,600	$225,038
Casey’s General Stores, Inc.	21,200	394,108
Cato Corp. (The), Class A	15,700	349,325
Christopher & Banks Corp.	10,800	172,908
Hot Topic, Inc. *	8,500	144,840
Kenneth Cole Productions, Inc. Class A	7,800	219,492
Linens ‘n Things, Inc. * (1)	13,400	310,478
Pier 1 Imports, Inc.	22,800	412,224
Talbots, Inc.	18,800	466,052
Zale Corp. *	11,300	317,530
		3,011,995

Special Products and Services (0.9%)
AptarGroup, Inc.	10,900	479,273

Telecommunications (0.3%)
Andrew Corp. * (1)	13,800	168,912

Textiles, Clothing & Fabrics (0.9%)
Paxar Corp. *	6,900	156,492
Reebok International Ltd.	9,000	330,480
		486,972

Transportation (3.7%)
Alexander & Baldwin, Inc.	8,900	302,066
Heartland Express, Inc.	23,200	428,040
SkyWest, Inc. (1)	37,700	567,385
USF Corp.	12,400	445,036
Werner Enterprises, Inc.	15,600	301,236
		2,043,763

Utilities-Gas (2.4%)
AGL Resources, Inc.	12,300	378,471
Northwest Natural Gas Co.	16,200	514,026
WGL Holdings, Inc.	15,800	446,508
		1,339,005

Total Common Stocks (Cost $47,103,794)		48,701,796

6

CONVERTIBLE PREFERRED STOCKS (1.0%)

Insurance (1.0%)
Phoenix Companies, Inc.	4,900	$159,446
United Fire & Casualty Co., Series A	11,000	398,200
		557,646

Total Convertible Preferred Stocks (Cost $500,433)		557,646

PREFERRED STOCKS (0.2%)

Banking (0.0%)
Sterling Banc Capital Trust III	500	13,300

Financial Services (0.1%)
MB Financial Capital Trust I (1)	1,800	49,140

Real Estate (0.1%)
Mills Corp. (The) - Series B (REIT)	1,600	43,488

Total Preferred Stocks (Cost $103,296)		105,928

	Principal Amount	Market Value
CONVERTIBLE DEBT (0.2%)
Health Care Providers & Services (0.2%)
LifePoint Hospitals, Inc., 4.500%, 06/01/09 *	$114,000	$113,430

Total Convertible Debt (Cost $115,664)		113,430

	Number of Shares	Market Value
REGISTERED INVESTMENT COMPANIES (5.0%)

Exchange Traded Funds (5.0%)
iShares Russell 2000 Index Fund (1)	8,800	$1,003,376
iShares Russell 2000 Value Index Fund (1)	3,700	633,070
iShares S&P SmallCap 600 (1)	2,500	360,600
iShares S&P SmallCap 600/BARRA Value Index Fund (1)	6,700	732,779
		2,729,825

Total Registered Investment Companies (Cost $2,668,822)		2,729,825

7

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (10.9%)
Security Lending Collateral (10.9%)
Bank of America, Bank Note, 1.875%, 10/19/04	$500,539	$500,539
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	97,836	97,836
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	125,135	125,135
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	287,810	287,810
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	437,971	437,971
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	312,837	312,837
Citigroup, Eurodollar Term, 1.865%, 12/20/04	187,702	187,702
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	125,135	125,135
Deutsche Bank, Bank Note, 1.700%, 10/12/04	50,054	50,054
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	62,567	62,567
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	62,567	62,567

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	186,842	186,842

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	187,702	187,702

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	187,702	187,702
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	437,972	437,972
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	500,539	500,539
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	185,443	185,443
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	187,702	187,702
Prefco, Commercial Paper, 1.782%, 10/18/04	625,024	625,024
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	375,404	375,404
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	62,567	62,567
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	198,964	198,964
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	37,540	37,540
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	265,286	265,286
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	187,702	187,702
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	125,135	125,135
		6,001,677

Total Short-Term Investments (Cost $6,001,677)		6,001,677

TOTAL INVESTMENTS At Market Value (105.9%) (Cost $56,493,686)		$58,210,302
Other assets in excess of liabilities (-5.9%)		(3,225,031)
Net Assets (100.0%)		$54,985,271

8

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $56,493,686. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$3,153,113
Unrealized losses	(1,436,497)
Net unrealized gain	$1,716,616

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

REIT	Real Estate Investment Trust

Category percentages are based on net assets.

9

ING Baron Small Cap Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (92.9%)

Apparel & Textiles (0.5%)
Polo Ralph Lauren Corp.	15,500	$563,735

Automotive (2.0%)
CarMax, Inc. * (1)	100,000	2,155,000

Banking (1.0%)
First Republic Bank	23,500	1,081,000

Beverages, Food & Tobacco (1.0%)
Peets Coffee & Tea, Inc. * (1)	15,000	350,850
Ralcorp Holdings, Inc. *	20,000	722,000
		1,072,850

Building Materials (1.6%)
Eagle Materials, Inc.	25,000	1,725,000

Business Services (3.1%)
Getty Images, Inc. * (1)	20,000	1,106,000
Gevity HR, Inc.	20,000	307,600
Hewitt Associates, Inc., Class A *	25,000	661,500
Information Holdings, Inc. *	35,000	953,050
LECG Corp. *	25,000	422,750
		3,450,900

Chemicals (1.4%)
Symyx Technologies, Inc. *	65,000	1,530,750

Commercial Services (0.6%)
Exult, Inc. *	125,000	657,500

Communications (0.5%)
SBA Communications Corp. *	80,000	560,000

1

Computer Software & Processing (2.6%)
Anteon International Corp. * (1)	40,000	$1,466,000
eSpeed, Inc., Class A *	55,000	540,650
Kronos, Inc. *	6,000	265,740
ProQuest Co. * (1)	24,000	616,800
		2,889,190

Computers & Information (0.4%)
Scientific Games Corp. Class A *	20,000	382,000

Education (7.6%)
DeVry, Inc. * (1)	100,000	2,071,000
Education Management Corp. *	75,000	1,998,000
Strayer Education, Inc. (1)	20,000	2,300,200
Universal Technical Institute, Inc. *	64,000	1,931,520
		8,300,720

Entertainment & Leisure (12.0%)
Ameristar Casinos, Inc.	15,000	453,750
Gaylord Entertainment Co. *	40,000	1,240,000
Isle of Capris Casinos Inc. *	100,000	1,937,000
Kerzner International Ltd. (Bahama Islands) * (1)	61,000	2,682,170
Station Casinos, Inc.	55,000	2,697,200
Vail Resorts, Inc. *	45,000	813,150
Wynn Resorts, Ltd. * (1)	65,500	3,385,694
		13,208,964

Financial Services (10.0%)
CheckFree Corp. * (1)	50,000	1,383,500
Chicago Mercantile Exchange Holdings, Inc. (1)	16,000	2,580,800
ChoicePoint, Inc. *	50,500	2,153,825
Cohen & Steers, Inc.	13,600	209,984
First Marblehead Corp. (The) * (1)	65,000	3,016,000
Gabelli Asset Management, Inc., Class A (1)	16,000	685,600
Jeffries Group, Inc.	28,000	965,160
		10,994,869

Health Care Equipment & Supplies (1.1%)
DepoMed Inc. * (1)	50,000	261,000
Intuitive Surgical, Inc. *	40,000	990,000
		1,251,000

2

Health Care Providers (2.2%)
Community Health Systems, Inc. *	90,000	$2,401,200

Health Care Providers & Services (8.2%)
AMERIGROUP Corp. *	60,000	3,375,000
Centene Corp. * (1)	49,999	2,128,958
Manor Care, Inc.	35,000	1,048,600
Odyssey Healthcare, Inc. * (1)	80,000	1,420,000
United Surgical Partners International, Inc. *	30,000	1,030,500
		9,003,058

Heavy Machinery (2.0%)
FMC Technologies, Inc. *	65,000	2,171,000

Home Construction, Furnishings & Appliances (2.6%)
Ethan Allen Interiors, Inc.	15,000	521,250
Hovnanian Enterprises, Inc., Class A * (1)	35,000	1,403,500
Select Comfort Corp. * (1)	50,000	910,000
		2,834,750

Insurance (2.3%)
Arch Capital Group Ltd. *	60,000	2,336,400
Brown & Brown, Inc.	5,000	228,500
		2,564,900

Media - Broadcasting & Publishing (3.1%)
Citadel Broadcasting Corp. *	17,700	226,914
Cumulus Media, Inc., Class A *	40,000	575,600
Gray Television, Inc.	24,000	285,600
LIN TV Corp., Class A *	50,000	974,000
R.H. Donnelley Corp. * (1)	10,000	493,600
Radio One, Inc., Class D * (1)	27,500	391,325
Saga Communications, Inc. *	30,000	508,500
		3,455,539

Medical and Health Products (5.3%)
Charles River Laboratories International, Inc. * (1)	32,000	1,465,600
Edwards Lifesciences Corp. *	80,000	2,680,000
Flamel Technologies ADR (France) * (1)	12,000	176,040
Inamed Corp. *	10,500	500,535
Kensey Nash Corp. * (1)	40,000	1,047,600
		5,869,775

3

Oil & Gas (4.4%)
Encore Acquisition Co. *	80,000	$2,760,000
Premcor, Inc. *	35,000	1,347,500
SEACOR SMIT, Inc. *	15,000	701,250
		4,808,750

Real Estate (2.8%)
Alexander’s, Inc. (REIT) *	7,500	1,493,250
Brookfield Homes Corp.	5,000	131,750
CB Richard Ellis Group, Inc., Class A *	65,000	1,501,500
		3,126,500

Restaurants and Lodging (5.6%)
Cheesecake Factory (The), Inc. * (1)	25,000	1,085,000
Choice Hotels International, Inc.	16,000	921,440
Four Seasons Hotels, Inc. (Canada) (1)	14,000	897,400
Krispy Kreme Doughnuts, Inc. * (1)	20,000	253,200
P.F. Chang’s China Bistro, Inc. * (1)	50,000	2,424,500
Panera Bread Co., Class A * (1)	15,000	563,100
		6,144,640

Retailers (3.2%)
Blue Nile, Inc. * (1)	30,000	1,010,400
Cabela’s, Inc., Class A * (1)	30,000	715,500
Carter’s Inc. * (1)	42,500	1,176,825
PETCO Animal Supplies, Inc. *	20,000	653,200
		3,555,925

Telecommunications (2.2%)
American Tower Corp., Class A * (1)	80,000	1,228,000
Crown Castle International Corp. *	10,000	148,800
Equinix, Inc. *	35,000	1,076,950
		2,453,750

Transportation (2.0%)
Genesee & Wyoming Inc., Class A *	40,000	1,012,800
JetBlue Airways Corp. * (1)	15,000	313,800
Landstar System, Inc. *	15,000	880,200
		2,206,800

Utilities-Gas (1.6%)
Southern Union Co. *	84,000	1,722,000

Total Common Stocks (Cost $82,630,344)		102,142,065

4

	Principal Amount	Market Value
CORPORATE DEBT (0.0%)
Real Estate (0.0%)
Brookfield Homes Corp., 12.000%, 06/30/20 *	$22,000	$22,770

Total Corporate Debt (Cost $22,000)		22,770

CONVERTIBLE DEBT (2.2%)
Entertainment & Leisure (2.2%)
Wynn Resorts, Ltd., 6.000%, 07/15/15 * +	1,000,000	2,412,500

Total Convertible Debt (Cost $981,874)		2,412,500

SHORT-TERM INVESTMENTS (31.6%)
Security Lending Collateral (31.6%)
Bank of America, Bank Note, 1.875%, 10/19/04	2,896,817	2,896,817
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	566,217	566,217
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	724,204	724,204
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	1,665,670	1,665,670
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	2,534,715	2,534,715
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	1,810,511	1,810,511
Citigroup, Eurodollar Term, 1.865%, 12/20/04	1,086,306	1,086,306
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	724,204	724,204
Deutsche Bank, Bank Note, 1.700%, 10/12/04	289,682	289,682
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	362,102	362,102
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	362,102	362,102

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	1,081,328	1,081,328

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	1,086,307	1,086,307

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	1,086,307	1,086,307
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	2,534,715	2,534,715
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	2,896,817	2,896,817
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	1,073,231	1,073,231
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	1,086,307	1,086,307
Prefco, Commercial Paper, 1.782%, 10/18/04	3,617,262	3,617,262
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	2,172,613	2,172,613
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	362,102	362,102
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	1,151,485	1,151,485
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	217,261	217,261
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	1,535,313	1,535,313
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	1,086,307	1,086,307

5

Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	$724,204	$724,204
		34,734,089

Total Short-Term Investments (Cost $34,734,089)		34,734,089

TOTAL INVESTMENTS At Market Value (126.7%) (Cost $118,368,307)		$139,311,424
Other assets in excess of liabilities (-26.7%)		(29,361,149)
Net Assets (100.0%)		$109,950,275

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $118,368,307. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$23,200,911
Unrealized losses	(2,257,794)
Net unrealized gain	$20,943,117

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

+

Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 the market value of these securities amounted to $2,412,500 or 2.19% of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Category percentages are based on net assets.

6

ING Goldman Sachs Capital Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (98.7%)

Advertising (1.4%)
Lamar Advertising Co. *	30,500	$1,269,105

Banking (1.7%)
Citigroup, Inc.	11,600	511,792
Golden West Financial Corp.	4,400	488,180
J.P. Morgan Chase & Co.	12,144	482,481
		1,482,453

Beverages, Food & Tobacco (5.7%)
Coca-Cola Co.	14,500	580,725
PepsiCo, Inc.	61,290	2,981,758
Wm. Wrigley Jr., Co.	24,400	1,544,764
		5,107,247

Business Services (0.4%)
Valassis Communications, Inc. *	11,050	326,859

Chemicals (1.4%)
3M Co.	16,000	1,279,520

Commercial Services (3.6%)
Cendant Corp.	76,259	1,647,194
Moody’s Corp.	21,100	1,545,575
		3,192,769

Computer Software & Processing (7.3%)
Electronic Arts, Inc. *	14,800	680,652
GTECH Holdings Corp.	32,400	820,368
Intuit, Inc. *	9,100	413,140
Microsoft Corp.	165,300	4,570,545
		6,484,705

Computers & Information (4.8%)
Cisco Systems, Inc. *	85,100	1,540,310
Dell, Inc. *	76,200	2,712,720
		4,253,030

1

Conglomerates (1.0%)
Tyco International Ltd.	29,300	$898,338

Cosmetics & Personal Care (5.9%)
Avon Products, Inc.	40,600	1,773,408
Colgate-Palmolive Co.	32,000	1,445,760
Proctor & Gamble Co.	37,300	2,018,676
		5,237,844

Electronics (4.4%)
Energizer Holdings, Inc. * (1)	11,933	550,111
General Electric Co.	29,900	1,004,042
Intel Corp.	58,200	1,167,492
Linear Technology Corp.	31,800	1,152,432
		3,874,077

Entertainment & Leisure (2.6%)
Harrah’s Entertainment, Inc. (1)	26,300	1,393,374
Starwood Hotels & Resorts Worldwide, Inc.	20,400	946,968
		2,340,342

Financial Services (12.5%)
Charles Schwab Corp. (1)	66,250	608,838
CheckFree Corp. *	14,700	406,749
Fannie Mae	44,700	2,833,980
First Data Corp.	51,400	2,235,900
Freddie Mac	35,800	2,335,592
MBNA Corp.	73,150	1,843,380
Merrill Lynch & Co., Inc.	7,900	392,788
Morgan Stanley	8,400	414,120
		11,071,347

Home Construction, Furnishings & Appliances (1.9%)
Lowe’s Companies, Inc.	31,800	1,728,330

Insurance (1.1%)
Ambac Financial Group, Inc.	6,650	531,668
Willis Group Holdings Ltd.	11,900	445,060
		976,728

Internet Software & Services (0.6%)
Google, Inc. Class A * (1)	4,300	557,280

2

Media - Broadcasting & Publishing (14.3%)
Clear Channel Communications, Inc.	49,604	$1,546,157
E.W. Scripps Co. (The), Class A (1)	17,800	850,484
Gannett Co., Inc.	10,200	854,352
Liberty Media Corp., Class A	49,000	427,280
McGraw-Hill Companies, Inc.	33,100	2,637,739
Time Warner, Inc. *	119,100	1,922,274
Univision Communications, Inc., Class A *	41,600	1,314,976
Viacom, Inc., Class B	76,912	2,581,167
XM Satellite Radio Holdings, Inc., Class A * (1)	18,300	567,666
		12,702,095

Media - Internet (0.4%)
Yahoo! Inc. *	9,400	318,754

Medical and Health Products (2.9%)
Guidant Corp.	14,000	924,560
Medtronic, Inc.	20,900	1,084,710
St. Jude Medical, Inc. *	7,600	572,052
		2,581,322

Oil & Gas (1.2%)
Apache Corp.	10,580	530,164
Exxon Mobil Corp.	10,568	510,751
		1,040,915

Pharmaceuticals (11.4%)
Amgen, Inc. *	35,800	2,029,144
Caremark Rx, Inc. *	30,800	987,756
Eli Lilly and Co.	13,300	798,665
Pfizer, Inc.	130,650	3,997,890
Schering-Plough Corp.	23,500	447,910
Wyeth	49,500	1,851,300
		10,112,665

Restaurants and Lodging (1.1%)
Marriott International, Inc., Class A	18,200	945,672

Retailers (5.9%)
Dollar Tree Stores, Inc. *	17,900	482,405
eBay, Inc. * (1)	13,200	1,213,608

3

Family Dollar Stores, Inc.	16,000	$433,600
PETCO Animal Supplies, Inc. *	16,800	548,688
Wal-Mart Stores, Inc.	47,500	2,527,000
		5,205,301

Telecommunications (5.2%)
American Tower Corp., Class A * (1)	37,800	580,230
Crown Castle International Corp. *	39,900	593,712
QUALCOMM, Inc.	87,800	3,427,712
		4,601,654

Total Common Stocks (Cost $87,314,293)		87,588,352

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (4.4%)
Security Lending Collateral (4.4%)
Bank of America, Bank Note, 1.875%, 10/19/04	$327,300	$327,300
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	63,975	63,975
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	81,825	81,825
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	188,198	188,198
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	286,388	286,388
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	204,563	204,563
Citigroup, Eurodollar Term, 1.865%, 12/20/04	122,738	122,738
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	81,825	81,825
Deutsche Bank, Bank Note, 1.700%, 10/12/04	32,730	32,730
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	40,913	40,913
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	40,912	40,912

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	122,175	122,175

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	122,738	122,738

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	122,738	122,738
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	286,388	286,388
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	327,300	327,300
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	121,260	121,260
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	122,738	122,738
Prefco, Commercial Paper, 1.782%, 10/18/04	408,701	408,701
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	245,475	245,475
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	40,912	40,912
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	130,102	130,102
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	24,548	24,548
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	173,469	173,469
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	122,738	122,738
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	81,825	81,825
		3,924,474

4

Total Short-Term Investments (Cost $3,924,474)	$3,924,474

TOTAL INVESTMENTS At Market Value (103.1%) (Cost $91,238,767)	$91,512,826
Other assets in excess of liabilities (-3.1%)	(2,787,275)
Net Assets (100.0%)	$88,725,551

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $91,238,767. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$8,725,720
Unrealized losses	(8,451,661)
Net unrealized gain	$274,059

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

Category percentages are based on net assets.

5

ING Goldman Sachs Core Equity Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (99.3%)

Aerospace & Defense (1.8%)
Northrop Grumman Corp.	11,500	$613,295
Raytheon Co.	31,200	1,184,976
		1,798,271

Apparel Manufacturers (0.8%)
Coach, Inc. *	19,100	810,222

Automotive (1.7%)
AutoNation, Inc. * (1)	26,000	444,080
Ford Motor Co. (1)	85,100	1,195,655
		1,639,735

Banking (7.9%)
Bank of America Corp.	59,500	2,578,135
Citigroup, Inc.	34,466	1,520,640
Golden West Financial Corp.	1,300	144,235
J.P. Morgan Chase & Co.	15,800	627,734
UnionBanCal Corp.	16,200	959,202
Wachovia Corp. (1)	32,700	1,535,265
Wells Fargo & Co.	5,900	351,817
		7,717,028

Beverages, Food & Tobacco (4.7%)
Archer-Daniels-Midland Co.	41,899	711,445
Brown-Forman Corp., Class B	2,000	91,600
Coca-Cola Co.	2,100	84,105
Dean Foods Co. *	15,200	456,304
Kraft Foods, Inc. (1)	30,600	970,632
Pilgrim’s Pride Corp.	5,500	148,940
Reynolds American, Inc.	14,100	959,364
Tyson Foods, Inc., Class A (1)	49,700	796,194
Wm. Wrigley Jr., Co.	7,000	443,170
		4,661,754

Biotechnology (1.0%)
Genentech, Inc. *	19,700	1,032,674

Business Machines (1.9%)
Hewlett-Packard Co.	61,869	1,160,044

1

International Business Machines Corp.	7,700	$660,198
		1,820,242

Business Services (1.4%)
Symantec Corp. *	22,500	1,234,800
United Parcel Service, Inc., Class B	1,500	113,880
		1,348,680

Chemicals (1.7%)
3M Co.	18,800	1,503,436
Monsanto Co.	4,000	145,680
		1,649,116

Commercial Services (2.8%)
Accenture Ltd., Class A (Bermuda) *	36,300	981,915
Cendant Corp.	29,800	643,680
Moody’s Corp.	15,400	1,128,050
		2,753,645

Computer Software & Processing (5.5%)
Acxiom Corp.	4,200	99,708
Autodesk, Inc.	6,300	306,369
BMC Software, Inc. *	25,600	404,736
GTECH Holdings Corp.	8,100	205,092
IMS Health, Inc.	23,200	554,944
Microsoft Corp.	133,700	3,696,805
NCR Corp. * (1)	2,400	119,016
		5,386,670

Computers & Information (1.3%)
Cisco Systems, Inc. *	14,000	253,400
Dell, Inc. *	29,700	1,057,320
Seagate Technology, Inc. Escrow *	2,200	0
		1,310,720

Conglomerates (1.5%)
Tyco International Ltd.	48,700	1,493,142

Consumer Goods and Services (1.4%)
Gillette Co.	31,900	1,331,506

2

Cosmetics & Personal Care (2.9%)
Avon Products, Inc.	25,500	$1,113,840
Proctor & Gamble Co.	31,300	1,693,956
		2,807,796

Electric Utilities (1.9%)
Alliant Energy Corp.	17,500	435,400
Edison International	19,400	514,294
Northeast Utilities	33,100	641,809
NRG Energy, Inc. *	9,500	255,930
		1,847,433

Electronic Components (0.1%)
Avnet, Inc. *	5,800	99,296

Electronics (4.5%)
Agilent Technologies, Inc. *	6,100	131,577
General Electric Co.	69,600	2,337,168
Harman International Industries, Inc.	9,700	1,045,175
Intel Corp.	40,300	808,418
Sanmina-SCI Corp. * (1)	14,100	99,405
		4,421,743

Entertainment & Leisure (1.4%)
Hearst-Argyle Television, Inc.	6,600	161,370
Walt Disney Co.	52,200	1,177,110
		1,338,480

Financial Services (5.5%)
AmeriCredit Corp. *	11,700	244,296
Bear Stearns Companies, Inc.	2,900	278,893
CIT Group, Inc.	22,400	837,536
Countrywide Financial Corp.	31,600	1,244,724
Freddie Mac	15,400	1,004,696
Principal Financial Group, Inc.	23,500	845,295
U.S. Bancorp	31,800	919,020
		5,374,460

Forest Products & Paper (0.8%)
Louisiana-Pacific Corp. (1)	31,700	822,615

Health Care Providers & Services (0.3%)
UnitedHealth Group, Inc.	3,900	287,586

3

Heavy Machinery (0.2%)
Black & Decker Corp. (1)	2,100	$162,624

Home Construction, Furnishings & Appliances (0.2%)
Masco Corp.	6,900	238,257

Insurance (6.4%)
ACE Ltd. (Bermuda)	21,600	865,296
American International Group, Inc.	10,757	731,368
Lincoln National Corp.	8,400	394,800
Loews Corp.	16,800	982,800
MBIA, Inc.	15,700	913,897
MetLife, Inc.	30,700	1,186,555
Prudential Financial, Inc.	25,200	1,185,408
		6,260,124

Media - Broadcasting & Publishing (3.2%)
Comcast Corp., Class A *	13,706	387,057
Time Warner, Inc. *	100,350	1,619,649
Viacom, Inc., Class B	34,239	1,149,061
		3,155,767

Medical and Health Products (1.9%)
Applera Corp.-Applied Biosystems Group	5,100	96,237
Becton Dickinson & Co.	7,600	392,920
C.R. Bard, Inc.	2,700	152,901
Dade Behring Holdings, Inc. *	2,700	150,439
Zimmer Holdings, Inc. *	13,900	1,098,656
		1,891,153

Metals and Mining (0.1%)
Newmont Mining Corp. (1)	2,300	104,719

Oil & Gas (8.2%)
Amerada Hess Corp.	1,300	115,700
Apache Corp.	22,900	1,147,519
ChevronTexaco Corp.	5,400	289,656
ConocoPhillips	18,579	1,539,270
Exxon Mobil Corp.	40,072	1,936,680
Occidental Petroleum Corp.	7,500	419,475
Rowan Companies, Inc. *	3,900	102,960

4

Sunoco, Inc.	15,900	$1,176,282
Valero Energy Corp.	15,000	1,203,150
XTO Energy, Inc.	3,300	107,184
		8,037,876

Pharmaceuticals (10.2%)
Allergan, Inc.	7,300	529,615
AmerisourceBergen Corp. (1)	4,800	257,808
Biogen Idec, Inc. *	18,900	1,156,113
Caremark Rx, Inc. *	12,200	391,254
Eli Lilly and Co.	25,000	1,501,250
Endo Pharmaceutical Holdings, Inc. *	5,300	97,308
ImClone Systems, Inc. * (1)	6,700	354,095
Johnson & Johnson	44,200	2,489,786
Merck & Co., Inc.	4,400	145,200
Pfizer, Inc.	100,295	3,069,027
		9,991,456

Pollution Control (1.1%)
Republic Services, Inc., Class A	3,800	113,088
Waste Management, Inc.	35,100	959,634
		1,072,722

Real Estate (1.2%)
Equity Office Properties Trust (REIT)	13,000	354,250
LNR Property Corp.	12,600	780,066
		1,134,316

Retailers (5.4%)
Autoliv, Inc.	2,300	92,920
Barnes & Noble, Inc. *	5,900	218,300
Circuit City Stores, Inc.	21,900	335,946
Costco Wholesale Corp.	6,300	261,828
eBay, Inc. * (1)	15,900	1,461,846
Federated Department Stores, Inc.	2,200	99,946
Kmart Holding Corp. * (1)	10,300	900,941
Longs Drug Stores Corp.	4,100	99,220
Payless ShoeSource, Inc. * (1)	10,600	107,378
Staples, Inc.	11,600	345,912
Toys ‘R’ Us, Inc. *	11,000	195,140
Wal-Mart Stores, Inc.	22,400	1,191,680
		5,311,057

Telecommunications (7.8%)
AT&T Wireless Services, Inc. *	24,600	363,588
BellSouth Corp.	23,600	640,032
CenturyTel, Inc.	6,700	229,408

5

Motorola, Inc.	81,800	$1,475,672
QUALCOMM, Inc.	39,300	1,534,272
SBC Communications, Inc.	46,822	1,215,031
Sprint Corp.	62,100	1,250,073
United States Cellular Corp. *	3,500	151,025
Verizon Communications, Inc.	19,500	767,910
		7,627,011

Transportation (0.6%)
J.B. HuntTransportation Services, Inc. (1)	8,600	319,404
Overseas Shipholding Group, Inc.	2,300	114,172
Polaris Industries, Inc.	3,100	173,042
		606,618

Total Common Stocks (Cost $88,200,447)		97,346,514

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (7.7%)
Security Lending Collateral (7.7%)
Bank of America, Bank Note, 1.875%, 10/19/04	$630,479	$630,479
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	123,234	123,234
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	157,620	157,620
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	362,525	362,525
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	551,669	551,669
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	394,049	394,049
Citigroup, Eurodollar Term, 1.865%, 12/20/04	236,430	236,429
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	157,620	157,620
Deutsche Bank, Bank Note, 1.700%, 10/12/04	63,048	63,048
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	78,810	78,810
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	78,810	78,810

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	235,346	235,346

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	236,430	236,429

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	236,430	236,429
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	551,669	551,669
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	630,479	630,479
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	233,584	233,584
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	236,430	236,430
Prefco, Commercial Paper, 1.782%, 10/18/04	787,280	787,280
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	472,859	472,859
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	78,810	78,810
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	250,615	250,615
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	47,286	47,286
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	334,154	334,154
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	236,430	236,430

6

Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	$157,620	$157,620
		7,559,713

Total Short-Term Investments (Cost $7,559,713)		7,559,713

TOTAL INVESTMENTS At Market Value (107.0%) (Cost $95,760,160)		$104,906,227
Other assets in excess of liabilities (-7.0%)		(6,861,427)
Net Assets (100.0%)		$98,044,800

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $95,760,160. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$11,993,563
Unrealized losses	(2,847,496)
Net unrealized gain	$9,146,067

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

REIT	Real Estate Investment Trust

Category percentages are based on net assets.

7

ING JPMorgan Fleming International Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (97.4%)
Australia (2.1%)
News Corp., Ltd. (The) (1)	397,750	$3,269,538
BHP Billiton Ltd.	357,200	3,695,743
Woodside Petroleum Ltd.	179,220	2,541,948
		9,507,229

Belgium (2.0%)
Dexia (1)	289,750	5,428,969
Fortis *	155,960	3,722,110
		9,151,079

Brazil (1.1%)
Companhia Vale do Rio Doce (CVRD) ADR (1)	227,202	5,105,229

Finland (1.0%)
Nokia Oyj	333,820	4,594,241

France (12.0%)
BNP Paribas SA	115,630	7,491,391
Compagnie de Saint-Gobain	143,330	7,378,006
Dassault Systemes SA (1)	73,853	3,454,332
Imerys SA	84,548	5,647,673
Lafarge SA	51,810	4,529,826
AXA	295,578	5,999,288
Total SA (1)	96,442	19,710,458
		54,210,974

Germany (5.3%)
Bayerische Motoren Werke (BMW) AG	141,290	5,818,227
BASF AG	63,500	3,749,923
Siemens AG	79,740	5,887,113
Schering AG	64,900	4,095,075
Deutsche Post AG	218,080	4,241,505
		23,791,843

Ireland (0.7%)
Bank of Ireland	241,200	3,249,674

Italy (4.8%)
ENI SpA	762,740	17,130,574
Telecom Italia SpA	1,951,013	4,486,000
		21,616,574

Japan (19.2%)
Honda Motor Co., Ltd.	144,300	7,001,854

1

Nitto Denko Corp.	71,600	$3,297,328
Shin-Etsu Chemical Co., Ltd.	126,100	4,537,025
Secom Co., Ltd.	82,000	2,850,729
Nippon Telegraph & Telephone Corp.	530	2,113,437
Mitsubishi Corp.	349,600	3,780,129
Fanuc Ltd.	54,800	2,891,699
Hirose Electric Co., Ltd.	21,000	1,915,850
Matsushita Electric Industrial Co., Ltd. (1)	192,000	2,567,791
Sharp Corp.	174,000	2,394,908
Nintendo Co., Ltd.	25,000	3,057,929
Credit Saison Co., Ltd.	74,600	2,301,911
Mitsubishi Tokyo Financial Group, Inc.	665	5,533,496
Nikko Cordial Corp.	637,000	2,582,798
Sumitomo Corp.	568,000	4,233,397
Takefuji Corp.	34,780	2,220,079
Nippon Unipac Holding	350	1,536,985
Daikin Industries Ltd.	175,000	4,239,790
SMC Corp.	32,600	3,123,253
Kao Corp.	123,000	2,721,146
Hoya Corp.	55,200	5,788,366
Canon, Inc.	161,500	7,597,732
Chugai Pharmaceutical Co., Ltd.	167,600	2,416,795
Yamanouchi Pharmaceutical Co., Ltd.	173,200	5,606,880
		86,311,307

Mexico (0.8%)
Fomento Economico Mexicano SA de CV ADR	75,500	3,335,590

Netherlands (3.9%)
Koninklijke Philips Electronics N.V.	196,400	4,509,488
ABN Amro Holdings N.V.	276,120	6,291,797
Reed Elsevier N.V.	256,250	3,304,990
Wolters Kluwer N.V.	209,780	3,542,566
		17,648,841

Russia (0.2%)
YUKOS ADR (1)	49,769	798,295

South Korea (2.5%)
Samsung Electronics Co., Ltd.	14,330	5,693,084
POSCO ADR	87,570	3,314,524
SK Telecom Co., Ltd. (1)	116,500	2,265,925
		11,273,533

Spain (2.4%)
Banco Popular Espanol SA (1)	114,300	6,367,651
Altadis SA	127,160	4,340,264
		10,707,915

2

Sweden (0.9%)
Ericsson LM, B Shares *	1,328,000	$4,144,833

Switzerland (10.8%)
UBS AG	133,200	9,389,863
Nestle SA	28,564	6,558,999
Holcim Ltd.	116,685	6,168,257
Adecco SA *	100,700	5,007,880
Zurich Financial Services AG *	29,835	4,265,203
Novartis AG	197,660	9,229,343
Roche Holding AG-Genusss	76,280	7,904,045
		48,523,590

United Kingdom (27.7%)
GKN PLC	358,969	1,396,055
Barclays PLC	856,450	8,200,827
HSBC Holdings PLC	842,400	13,445,845
Royal Bank of Scotland Group PLC	206,442	5,964,702
Standard Chartered PLC	211,700	3,635,483
Allied Domecq PLC	482,780	4,099,681
Morrison (Wm.) Supermarkets	1,982,213	6,906,144
Wolseley PLC	419,700	7,173,274
Compass Group PLC	372,840	1,489,886
National Grid Transco Group PLC	457,648	3,869,977
Schroders PLC	282,130	2,934,904
Tesco PLC	1,658,881	8,568,385
Reckitt Benckiser PLC	195,470	4,792,222
Aviva PLC	277,170	2,751,787
GlaxoSmithkline PLC	594,023	12,815,825
BG Group PLC	821,120	5,514,565
Centrica PLC	735,200	3,344,592
British Land Co. PLC	300,000	4,042,324
InterContinental Hotels Group PLC	320,000	3,646,110
Kingfisher PLC	858,400	4,792,921
Vodafone Group PLC	6,398,535	15,345,312
		124,730,821

Total Common Stocks (Cost $357,770,613)		438,701,568

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (8.9%)
Security Lending Collateral (8.9%)
Bank of America, Bank Note, 1.875%, 10/19/04	$3,327,116	$3,327,116
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	650,324	650,324
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	831,779	831,779

3

BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	$1,913,092	$1,913,092
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	2,911,227	2,911,227
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	2,079,448	2,079,448
Citigroup, Eurodollar Term, 1.865%, 12/20/04	1,247,669	1,247,669
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	831,779	831,779
Deutsche Bank, Bank Note, 1.700%, 10/12/04	332,712	332,712
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	415,889	415,889
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	415,889	415,889

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	1,241,950	1,241,950

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	1,247,668	1,247,668

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	1,247,669	1,247,669
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	2,911,226	2,911,226
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	3,327,116	3,327,116
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	1,232,651	1,232,651
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	1,247,669	1,247,669
Prefco, Commercial Paper, 1.782%, 10/18/04	4,154,577	4,154,577
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	2,495,337	2,495,337
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	415,889	415,889
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	1,322,529	1,322,529
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	249,534	249,534
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	1,763,372	1,763,372
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	1,247,669	1,247,669
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	831,779	831,779
		39,893,559

Total Short-Term Investments (Cost $39,893,559)		39,893,559

TOTAL INVESTMENTS At Market Value (106.3%) (Cost $397,664,172)		478,595,127
Other assets in excess of liabilities (-6.3%)		(28,167,481)
Net Assets (100.0%)		$450,427,646

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $397,664,172. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$86,897,113
Unrealized losses	(5,966,158)
Net unrealized gain	$80,930,955

(1)	All or portion of this security represents a security on loan.

4

*	Non-income producing security.

ADR	American Depository Receipt

Category percentages are based on total net assets.

5

ING JPMorgan Mid Cap Value Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (96.8%)

Aerospace & Defense (1.0%)
United Defense Industries, Inc. *	18,100	$723,819

Automotive (3.0%)
AutoNation, Inc. * (1)	45,000	768,600
BorgWarner, Inc.	13,600	588,744
Genuine Parts Co.	13,300	510,454
Harsco Corp.	8,800	395,120
		2,262,918

Banking (11.7%)
Cullen/Frost Bankers, Inc.	10,500	487,935
Golden West Financial Corp.	18,200	2,019,290
M&T Bank Corp.	18,800	1,799,160
North Fork Bancorporation, Inc. (1)	35,700	1,586,865
Northern Trust Corp.	11,500	469,200
TCF Financial Corp. (1)	11,800	357,422
Webster Financial Corp.	10,200	503,778
Wilmington Trust Corp.	45,400	1,643,934
		8,867,584

Beverages, Food & Tobacco (4.4%)
Brown-Forman Corp., Class B (1)	9,000	412,200
Bunge Ltd. (Bermuda) (1)	10,200	407,796
Constellation Brands, Inc., Class A *	13,200	502,392
Dean Foods Co. *	19,350	580,887
Hormel Foods Corp.	29,000	776,620
J.M. Smucker Co. (The)	14,973	664,951
		3,344,846

Building Materials (1.5%)
Florida Rock Industries, Inc.	22,650	1,109,623

Business Services (2.1%)
Deluxe Corp. (1)	21,100	865,522
Interactive Data Corp. *	36,700	690,694
		1,556,216

Chemicals (1.9%)
Albemarle Corp.	11,100	389,499

1

Ashland, Inc.	8,100	$454,248
Sherwin-Williams Co.	14,100	619,836
		1,463,583

Commercial Services (0.7%)
Quest Diagnostics, Inc. (1)	5,600	494,032

Communications (1.0%)
Telephone & Data Systems, Inc. (1)	8,700	732,279

Computer Software & Processing (2.4%)
Affiliated Computer Services, Inc., Class A *	10,400	578,968
Computer Associates International, Inc.	20,300	533,890
IMS Health, Inc.	23,000	550,160
NCR Corp. *	3,200	158,688
		1,821,706

Computers & Information (0.8%)
Lexmark International, Inc. *	7,600	638,476

Consumer Goods and Services (1.9%)
Fortune Brands, Inc.	12,300	911,307
NBTY, Inc. *	25,500	549,780
		1,461,087

Containers & Packaging (1.1%)
Ball Corp.	3,000	112,290
Pactiv Corp. *	30,600	711,450
		823,740

Electric Utilities (4.3%)
Dominion Resources, Inc.	13,700	893,925
Energy East Corp.	19,300	485,974
SCANA Corp.	20,800	776,672
Sempra Energy	21,800	788,942
Westar Energy, Inc.	14,300	288,860
		3,234,373

Electronics (1.0%)
Cooper Industries Ltd., Class A	13,200	778,800

2

Financial Services (2.8%)
Legg Mason, Inc.	14,250	$759,098
Principal Financial Group, Inc.	22,100	794,937
T. Rowe Price Group, Inc.	10,700	545,058
		2,099,093

Forest Products & Paper (0.7%)
Rayonier, Inc.	11,906	538,627

Health Care Providers & Services (2.1%)
Coventry Health Care, Inc. * (1)	12,200	651,114
Lincare Holdings, Inc. * (1)	23,700	704,127
Renal Care Group, Inc. *	6,800	219,164
		1,574,405

Heavy Machinery (1.0%)
IDEX Corp.	790	26,828
Vulcan Materials Co.	15,000	764,250
		791,078

Industrial - Diversified (2.3%)
Carlisle Companies, Inc.	13,700	875,841
Crane Co.	29,500	853,140
		1,728,981

Insurance (11.0%)
Assurant, Inc.	68,400	1,778,400
Cincinnati Financial Corp.	22,125	911,993
IPC Holdings, Ltd. (Bermuda)	34,800	1,322,748
MGIC Investment Corp.	16,500	1,098,075
Old Republic International Corp.	56,500	1,414,195
Partner Re Ltd. (Bermuda)	9,400	514,086
SAFECO Corp. (1)	9,600	438,240
Willis Group Holdings Ltd.	23,000	860,200
		8,337,937

Media - Broadcasting & Publishing (3.8%)
Dex Media, Inc. *	13,600	287,912
E.W. Scripps Co. (The), Class A (1)	18,900	903,042
Gannett Co., Inc.	15,200	1,273,152
Knight-Ridder, Inc. (1)	6,300	412,335
		2,876,441

3

Oil & Gas (7.9%)
Burlington Resources, Inc.	28,000	$1,142,400
Devon Energy Corp.	22,000	1,562,220
Energen Corp.	5,700	293,835
Equitable Resources, Inc.	6,700	363,877
Kinder Morgan, Inc.	25,500	1,601,910
Premcor, Inc. *	26,000	1,001,000
		5,965,242

Pharmaceuticals (1.5%)
Sigma-Aldrich Corp.	19,300	1,119,400

Pollution Control (1.5%)
Republic Services, Inc., Class A	37,800	1,124,928

Real Estate (5.1%)
Brookfield Properties Co. (Canada) (1)	26,600	858,116
Kimco Realty Corp. (REIT)	11,500	589,950
LNR Property Corp.	13,800	854,358
Plum Creek Timber Co., Inc. (REIT) (1)	17,800	623,534
PS Business Parks, Inc. (REIT)	14,000	557,900
Public Storage, Inc. (REIT)	8,200	406,310
		3,890,168

Restaurants and Lodging (2.3%)
Applebee’s International, Inc.	23,800	601,664
Outback Steakhouse, Inc. (1)	27,600	1,146,228
		1,747,892

Retailers (7.1%)
Autozone, Inc. * (1)	24,400	1,884,900
Family Dollar Stores, Inc.	43,800	1,186,980
May Department Stores Co. (The)	12,600	322,938
Tiffany & Co. (1)	8,500	261,290
TJX Co., Inc.	49,600	1,093,184
Tuesday Morning Corp. *	19,400	599,848
		5,349,140

Telecommunications (3.8%)
ALLTEL Corp.	23,600	1,295,876
CenturyTel, Inc.	46,800	1,602,432
		2,898,308

4

Textiles, Clothing & Fabrics (5.1%)
Columbia Sportswear Co. * (1)	23,200	$1,264,400
Mohawk Industries, Inc. * (1)	13,700	1,087,643
VF Corp. (1)	30,000	1,483,500
		3,835,543

Total Common Stocks (Cost $67,915,759)		73,190,265

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (16.0%)
Security Lending Collateral (16.0%)
Bank of America, Bank Note, 1.875%, 10/19/04	$1,012,472	$1,012,472
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	197,899	197,899
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	253,118	253,118
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	582,171	582,171
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	885,913	885,913
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	632,795	632,795
Citigroup, Eurodollar Term, 1.865%, 12/20/04	379,677	379,677
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	253,118	253,118
Deutsche Bank, Bank Note, 1.700%, 10/12/04	101,247	101,247
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	126,559	126,559
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	126,559	126,559

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	377,937	377,937

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	379,677	379,677

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	379,677	379,677
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	885,913	885,913
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	1,012,472	1,012,472
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	375,107	375,107
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	379,677	379,677
Prefco, Commercial Paper, 1.782%, 10/18/04	1,264,275	1,264,275
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	759,354	759,354
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	126,559	126,559
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	402,457	402,457
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	75,935	75,935
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	536,610	536,610
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	379,677	379,677
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	253,118	253,118
		12,139,973

Total Short-Term Investments (Cost $12,139,973)		12,139,973

TOTAL INVESTMENTS At Market Value (112.8%) (Cost $80,055,732)		$85,330,238

5

Other assets in excess of liabilities (-12.8%)	(9,690,554)
Net Assets (100.0%)	$75,639,684

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $80,055,732. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$5,946,916
Unrealized losses	(672,410)
Net unrealized gain	$5,274,506

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

REIT	Real Estate Investment Trust

Category percentages are based on net assets.

6

ING MFS Capital Opportunities Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (99.2%)

Basic Materials (4.2%)
Bowater, Inc.	36,630	$1,398,900
Companhia Vale do Rio Doce (CVRD) ADR (Brazil) (1)	107,200	2,408,784
Du Pont (E.I.) de Nemours & Co.	31,900	1,365,320
Lyondell Chemical Co.	25,260	567,340
Owens-Illinois, Inc. *	171,040	2,736,640
Smurfit-Stone Container Corp. (1)	48,450	938,477
		9,415,461

Consumer Staples (3.6%)
Avon Products, Inc.	26,200	1,144,416
General Mills, Inc. (1)	48,800	2,191,120
Newell Rubbermaid, Inc. (1)	92,400	1,851,696
PepsiCo, Inc.	60,900	2,962,785
		8,150,017

Cosmetics & Personal Care (0.4%)
Proctor & Gamble Co.	7,900	813,305

Energy (5.6%)
BJ Services Co. (1)	28,950	1,517,270
Cooper Cameron Corp. *	40,160	2,202,374
Devon Energy Corp.	24,630	1,748,976
GlobalSantaFe Corp.	118,587	3,634,692
Noble Corp. *	74,400	3,344,280
		12,447,592

Financial Services (14.2%)
Allstate Corp.	56,180	2,696,078
American Express Co.	38,800	1,996,648
American International Group, Inc.	29,600	2,012,504
Bank of America Corp.	39,604	1,716,041
Citigroup, Inc.	94,714	4,178,782
Conseco, Inc. (1) *	103,100	1,820,746
Freddie Mac	43,850	2,860,774
Goldman Sachs Group, Inc. (The)	3,400	317,016
Hartford Financial Services Group, Inc. (The)	32,280	1,999,100
J.P. Morgan Chase & Co.	61,500	2,443,395
MBNA Corp.	50,900	1,282,680
Mellon Financial Corp.	114,090	3,159,152
Merrill Lynch & Co., Inc.	60,160	2,991,155
Northern Trust Corp.	10,100	412,080
PNC Financial Services Group	34,400	1,861,040
		31,747,191

1

Health Care (17.4%)
Abbott Laboratories	70,300	$2,977,908
Amgen, Inc. *	23,700	1,343,316
Apria Healthcare Group, Inc. (1) *	45,800	1,248,050
Elan Corp. PLC ADR (Ireland) (1) *	15,200	355,680
Eli Lilly and Co.	16,000	960,800
Genentech, Inc. *	19,800	1,037,916
Genzyme Corp. *	35,650	1,939,717
Gilead Sciences, Inc. *	44,700	1,670,886
HCA, Inc.	20,300	774,445
Johnson & Johnson	147,100	8,286,143
Lincare Holdings, Inc. *	8,000	237,680
MedImmune, Inc. *	67,000	1,587,900
Medtronic, Inc.	42,100	2,184,990
Merck & Co., Inc.	97,510	3,217,830
Pfizer, Inc.	80,438	2,461,403
Tenet Healthcare Corp. (1) *	198,200	2,138,578
Waters Corp. *	16,500	727,650
Wyeth	157,400	5,886,760
		39,037,652

Industrial Goods & Services (5.5%)
Cooper Industries Ltd., Class A	12,000	708,000
Eaton Corp.	4,100	259,981
Emerson Electric Co.	13,000	804,570
General Electric Co.	134,130	4,504,085
Illinois Tool Works, Inc.	4,500	419,265
Lockheed Martin Corp.	63,600	3,547,608
Parker Hannifin Corp.	7,200	423,792
Tyco International Ltd.	50,344	1,543,547
		12,210,848

Leisure (10.5%)
Carnival Corp. (Panama) (1)	34,600	1,636,234
Clear Channel Communications, Inc.	22,500	701,325
Comcast Corp., Special Class A *	197,120	5,503,590
Cox Radio, Inc., Class A (1) *	13,500	201,420
Echostar Communications Corp. *	6,700	208,504
Entercom Communications Corp. *	7,200	235,152
Fox Entertainment Group, Inc. *	11,500	319,010
IAC/InterActiveCorp *	38,600	849,972
Mattel, Inc. (1)	94,500	1,713,285
Royal Caribbean Cruises Ltd. (1)	16,500	719,400
Time Warner, Inc. *	34,700	560,058
Univision Communications, Inc., Class A *	23,300	736,513
Viacom, Inc., Class B	193,141	6,481,812
Walt Disney Co.	129,900	2,929,245
Westwood One, Inc. *	31,500	622,755
		23,418,275

2

Miscellaneous (1.3%)
Accenture Ltd., Class A (Bermuda) *	39,400	$1,065,770
Career Education Corp. (1) *	4,100	116,563
Fiserv, Inc. *	26,100	909,846
Getty Images, Inc. (1) *	5,400	298,620
Monster Worldwide, Inc. *	19,100	470,624
		2,861,423

Restaurants and Lodging (0.1%)
Cheesecake Factory (The), Inc. (1) *	6,400	277,760

Retailing (5.7%)
Best Buy Co., Inc. (1)	15,400	835,296
CVS Corp.	26,000	1,095,380
Home Depot, Inc.	41,430	1,624,056
Hot Topic, Inc. (1) *	13,100	223,224
Kohl’s Corp. *	40,800	1,966,152
Pacific Sunwear Of California, Inc.*	1,500	31,575
Reebok International Ltd.	28,800	1,057,536
Rite Aid Corp. *	336,500	1,184,480
Staples, Inc.	15,200	453,264
Target Corp.	39,900	1,805,475
The Gap, Inc. (1)	84,200	1,574,540
Wal-Mart Stores, Inc.	18,900	1,005,480
		12,856,458

Technology (18.8%)
ADTRAN, Inc.	19,500	442,260
Akamai Technologies, Inc. (1) *	32,700	459,435
Amdocs Ltd. *	28,700	626,521
Amphenol Corp., Class A *	8,800	301,488
Analog Devices, Inc.	35,100	1,361,178
Applied Materials, Inc. *	32,400	534,276
Ascential Software Corp. *	15,400	207,438
Cisco Systems, Inc. *	183,200	3,315,920
Computer Associates International, Inc.	102,100	2,685,230
Comverse Technology, Inc. *	14,600	274,918
Dell, Inc. *	59,900	2,132,440
eBay, Inc. *	10,200	937,788
Electronic Arts, Inc. *	10,900	501,291
EMC Corp. *	72,700	838,958
Foundry Networks, Inc. *	30,600	290,394
International Business Machines Corp.	18,400	1,577,616
Kla-Tencor Corp. *	8,900	369,172

3

Linear Technology Corp.	10,800	$391,392
Lucent Technologies, Inc. (1) *	51,200	162,304
Marvell Technology Group Ltd. (Bermuda) (1) *	21,200	553,956
Maxim Intergrated Products, Inc.	9,800	414,442
McAfee, Inc.*	30,320	609,432
Mercury Interactive Corp. (1) *	38,100	1,328,928
Microsoft Corp.	307,700	8,507,905
Network Appliance, Inc. (1) *	35,000	805,000
Nortel Networks Corp. (Canada) *	707,400	2,405,160
Novellus Systems, Inc. *	20,400	542,436
Oracle Corp. *	82,400	929,472
PMC-Sierra, Inc. (1) *	75,500	665,155
Red Hat, Inc. (1) *	52,700	645,048
SAP AG ADR (Germany)	31,700	1,234,715
Seagate Technology, Inc. Escrow *	64,800	0
Symantec Corp. *	23,200	1,273,216
Texas Instruments, Inc.	33,100	704,368
Veritas Software Corp. *	84,900	1,511,220
Xilinx, Inc.	34,900	942,300
Yahoo! Inc. *	50,100	1,698,891
		42,181,663

Telecommunications (0.6%)
Ericsson LM ADR (Sweden) (1) *	42,500	1,327,700

Transportation (1.3%)
FedEx Corp.	13,400	1,148,246
Southwest Airlines Co.	60,200	819,924
United Parcel Service, Inc., Class B	13,300	1,009,736
		2,977,906

Utilities & Communications (10.0%)
America Movil SA de CV - L Shares ADR (Mexico)	22,700	885,981
Andrew Corp. (1) *	36,200	443,088
Calpine Corp. (1) *	581,450	1,686,205
Nokia Oyj ADR (Finland) (1)	316,500	4,342,380
Sprint Corp.	286,700	5,771,271
TXU Corp.	22,200	1,063,824
Verizon Communications, Inc.	127,130	5,006,379
Vodafone Group PLC ADR (United Kingdom)	132,753	3,200,675
		22,399,803

Total Common Stocks (Cost $209,070,824)		222,123,054

4

	Number of Shares	Market Value
PREFERRED STOCKS (0.5%)

Leisure (0.5%)
News Corp. Ltd. ADR (Australia)	36,200	$1,134,146

Total Preferred Stocks (Cost $1,269,108)		1,134,146

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (11.7%)
Security Lending Collateral (11.7%)
Bank of America, Bank Note, 1.875%, 10/19/04	$2,189,101	$2,189,100
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	427,885	427,885
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	547,275	547,275
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	1,258,733	1,258,733
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	1,915,463	1,915,463
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	1,368,188	1,368,188
Citigroup, Eurodollar Term, 1.865%, 12/20/04	820,913	820,913
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	547,275	547,275
Deutsche Bank, Bank Note, 1.700%, 10/12/04	218,910	218,910
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	273,638	273,638
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	273,638	273,638

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	817,150	817,150

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	820,913	820,913

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	820,913	820,913
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	1,915,463	1,915,463
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	2,189,101	2,189,101
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	811,031	811,031
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	820,913	820,913
Prefco, Commercial Paper, 1.782%, 10/18/04	2,733,534	2,733,534
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	1,641,825	1,641,825
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	273,638	273,638
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	870,167	870,167
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	164,183	164,183
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	1,160,223	1,160,223
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	820,913	820,913
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	547,275	547,275
		26,248,260

Total Short-Term Investments (Cost $26,248,260)		26,248,260

TOTAL INVESTMENTS At Market Value (111.4%) (Cost $236,588,192)		$249,505,460
Other assets in excess of liabilities (-11.4%)		(25,549,858)
Net Assets (100.0%)		$223,955,602

5

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $236,588,192. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$22,705,326
Unrealized losses	(9,788,058)
Net unrealized gain	$12,917,268

(1)	All or portion of this security represents a security on loan.
*	Non-income producing security.

ADR	American Depository Receipt

Category percentages are based on net assets.

6

ING MFS Global Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (96.3%)

Apparel Retailers (0.6%)
Matalan PLC (United Kingdom)	24,210	$96,712

Autos & Housing (1.8%)
Autoliv, Inc. (Sweden)	2,000	80,178
Italcementi SpA (Italy)	9,970	98,834
Magna International, Inc., Class A (Canada)	940	69,635
Sekisui Chemical Co., Ltd. (Japan)	10,000	69,140
		317,787

Banking (1.5%)
Anglo Irish Bank Corp. PLC (Ireland)	4,840	89,509
Irish Life & Permanent PLC (Ireland)	5,330	85,786
Shinsei Bank, Ltd. (Japan)	14,000	84,891
		260,186

Basic Materials (2.7%)
Air Liquide (France)	1,012	159,243
Anglo American PLC (United Kingdom)	8,730	209,746
BHP Billiton Ltd. (Australia)	9,970	103,154
		472,143

Beverages, Food & Tobacco (0.5%)
Pernod-Ricard SA (France)	680	90,559

Chemicals (0.7%)
Monsanto Co.	3,300	120,186

Computer Software & Processing (2.0%)
Business Objects SA ADR (France) * (1)	4,070	94,872
Electronic Arts, Inc.*	1,900	87,381
Oracle Corp.*	14,720	166,042
		348,295

Computers & Information (1.1%)
Dell, Inc. *	5,480	195,088

1

Conglomerates (1.0%)	26,370	$169,561
Siam Cement PCL (Thailand)

Consumer Staples (5.3%)
Altadis SA (Spain)	5,130	175,099
Cadbury Schweppes PLC (United Kingdom)	17,920	137,483
Colgate-Palmolive Co.	2,300	103,914
Nestle SA (Switzerland)	618	141,908
PepsiCo, Inc.	3,610	175,627
Reckitt Benckiser PLC (United Kingdom)	7,375	180,808
		914,839

Distribution Services (0.9%)
Compass Group PLC (United Kingdom)	39,810	159,083

Diversified Utilities (1.2%)
Suez SA (France)	9,500	204,336

Electronics (0.7%)
Murata Manufacturing Co., Ltd. (Japan)	2,600	124,964

Energy (3.9%)
BP PLC (United Kingdom)	5,005	287,938
Encana Corp. (Canada)	2,205	101,657
Reliance Industries Ltd. (India)	16,370	184,570
Talisman Energy, Inc. (Canada)	4,010	103,890
		678,055

Entertainment & Leisure (0.5%)
Nintendo Co., Ltd. (Japan)	700	85,622

Financial Services (11.3%)
Aiful Corp. (Japan)	750	73,807
American Express Co.	3,410	175,479
Citigroup, Inc.	6,120	270,014
Depfa Bank PLC (Ireland)	8,890	121,454
E*Trade Financial Corp. *	8,920	101,866
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	4,620	192,741
Fiserv, Inc. *	1,300	45,318

2

Franklin Resources, Inc.	2,870	$160,031
Goldman Sachs Group, Inc. (The)	1,360	126,806
MBNA Corp.	3,140	79,128
Royal Bank of Scotland Group PLC (United Kingdom)	5,030	145,331
Sanlam Ltd. (South Africa)	112,560	190,640
Takefuji Corp. (Japan)	880	56,172
UBS AG (Switzerland)	3,002	211,624
		1,950,411

Forest Products & Paper (0.9%)
Aracruz Celulose SA (Brazil)	4,650	154,008

Health Care (13.5%)
Alcon, Inc. (Switzerland)	1,040	83,408
Amgen, Inc. *	2,990	169,473
AstraZeneca PLC (United Kingdom)	3,910	159,634
Celgene Corp. *	1,600	93,168
Chugai Pharmaceutical Co., Ltd. (Japan)	6,700	96,614
Elan Corp. PLC ADR (Ireland) * (1)	2,650	62,010
Fisher Scientific International, Inc. *	1,470	85,745
Genzyme Corp. *	3,540	192,611
Johnson & Johnson	5,210	293,479
Medicis Pharmaceutical Corp., Class A	2,240	87,450
Medtronic, Inc.	2,500	129,750
Novartis AG (Switzerland)	3,800	177,433
Roche Holding AG-Genusss (Switzerland)	2,590	268,373
Sanofi-Synthelabo SA (France) (1)	1,980	144,143
Straumann Holding AG-Registered (Switzerland)	500	106,382
Synthes, Inc. *	1,640	178,863
		2,328,536

Industrial Goods & Services (3.5%)
Atlas Copco AB, A Shares (Sweden)	2,140	82,470
Eaton Corp.	1,250	79,263
Lockheed Martin Corp.	2,600	145,028
Neopost SA (France)	910	58,618
Nitto Denko Corp. (Japan)	3,600	165,787
Sandvik Ab (Sweden)	2,190	75,875
		607,041

Insurance (1.0%)
RAS SpA (Italy)	8,920	171,941

Leisure (9.9%)
Antena 3 Television SA (Spain) *	961	57,235

3

Carnival Corp. (Panama)	1,890	$89,378
Comcast Corp., Class A *	4,940	139,506
Johnston Press PLC (United Kingdom)	12,730	128,255
Lodgenet Entertainment Corp. *	4,750	62,700
Meredith Corp.	1,820	93,512
News Corp., Ltd. (The) (Australia) (1)	30,972	254,592
Tamron Co., Ltd. (Japan)	2,000	74,104
Time Warner, Inc. *	8,350	134,769
TV Azteca SA de CV, ADR (Mexico)	17,500	177,100
Viacom, Inc., Class B	1,520	51,011
Walt Disney Co.	5,400	121,770
William Hill PLC (United Kingdom)	16,860	162,722
Yell Group PLC (United Kingdom)	26,750	170,762
		1,717,416

Metals & Mining (0.7%)
Mitsui Mining & Smelting Co. (Japan)	31,000	121,271

Metals and Mining (1.1%)
Mining & Metallurgical Co. Norilsk Nickel ADR (Russia)	3,000	191,700

Miscellaneous (2.1%)
Getty Images, Inc. * (1)	2,250	124,425
Manpower, Inc.	2,810	125,017
Softbank Corp. (Japan) (1)	2,600	120,653
		370,095

Oil & Gas (1.0%)
Sasol Ltd. (South Africa)	8,750	162,898

Real Estate (0.6%)
LEOPALACE21 Corp. (Japan)	5,500	101,752

Retailing (6.3%)
7-Eleven, Inc. *	200	3,996
Circuit City Stores, Inc. (1)	7,220	110,755
Hennes & Maurtiz AB, B Shares (Sweden)	6,170	170,397
Home Depot, Inc.	3,690	144,648
Kingfisher PLC (United Kingdom)	29,241	163,269
Next PLC (United Kingdom)	5,760	170,384
Nishimatsuya Chain Co., Ltd. (Japan)	2,300	73,699
Target Corp.	2,650	119,913

4

TJX Co., Inc.	5,840	$128,714
		1,085,775

Technology (14.3%)
Brother Industries, Ltd. (Japan)	17,000	141,173
Canon, Inc. (Japan)	3,000	141,134
Cisco Systems, Inc. *	13,750	248,875
CSR PLC (United Kingdom) *	11,440	73,491
eBay, Inc. * (1)	1,250	114,925
Ericsson LM, B Shares (Sweden) *	70,160	218,977
Funai Electric Co., Ltd. (Japan)	1,200	162,101
Ibiden Co., Ltd. (Japan) (1)	6,400	96,519
Marvell Technology Group Ltd. (Bermuda) * (1)	4,400	114,972
Microsoft Corp.	11,980	331,247
Red Hat, Inc. * (1)	6,210	76,010
Research in Motion Ltd. (Canada) *	2,000	152,680
Samsung Electronics Co., Ltd. (South Korea)	450	178,778
Stanley Electric Co., Ltd. (Japan)	3,200	44,865
Veritas Software Corp. *	5,330	94,874
Yahoo! Inc. *	8,080	273,993
		2,464,614

Telecommunications (0.8%)
ADTRAN, Inc.	2,520	57,154
Amdocs Ltd. *	3,780	82,517
		139,671

Textiles, Clothing & Fabrics (0.5%)
Toray Industries, Inc. (Japan)	17,000	78,798

Transportation (0.2%)
easyJet PLC (United Kingdom) *	16,090	36,875

Utilities & Communications (4.2%)
Andrew Corp. * (1)	5,330	65,239
Sprint Corp.	7,310	147,150
Telefonica SA (Spain)	11,641	174,805
Vodafone Group PLC (United Kingdom)	138,880	333,070
		720,264

Total Common Stocks (Cost $15,654,612)		16,640,482

5

PREFERRED STOCKS (0.6%)

Autos & Housing (0.6%) Porsche AG (Germany)	146	$95,078

Total Preferred Stocks (Cost $66,847)		95,078

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (5.6%)
Security Lending Collateral (5.6%)
Bank of America, Bank Note, 1.875%, 10/19/04	$80,595	$80,595
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	15,753	15,753
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	20,149	20,149
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	46,342	46,342
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	70,521	70,521
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	50,372	50,372
Citigroup, Eurodollar Term, 1.865%, 12/20/04	30,223	30,223
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	20,149	20,149
Deutsche Bank, Bank Note, 1.700%, 10/12/04	8,059	8,059
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	10,074	10,074
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	10,074	10,074

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	30,085	30,085

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	30,223	30,223

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	30,223	30,223
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	70,521	70,521
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	80,595	80,595
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	29,859	29,859
Merrimac Cash Fund – Premium Class, Money Market Fund, 1.472%, 10/01/04	30,223	30,223
Prefco, Commercial Paper, 1.782%, 10/18/04	100,639	100,639
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	60,446	60,446
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	10,074	10,074
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	32,037	32,037
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	6,045	6,045
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	42,715	42,715
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	30,223	30,223
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	20,149	20,149
		966,368

Total Short-Term Investments (Cost $966,368)		966,368

TOTAL INVESTMENTS At Market Value (102.5%) (Cost $16,687,827)		$17,701,928
Other assets in excess of liabilities (-2.5%)		(426,185)
Net Assets (100.0%)		$17,275,743

6

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $16,687,287. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$1,520,408
Unrealized losses	(506,308)
Net unrealized gain	$1,014,100

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

Category percentages are based on net assets.

7

ING OpCap Balanced Value Portfolio
Schedule of Investments
September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (70.2%)

Automotive (0.6%)
SPX Corp.	27,800	$984,120

Banking (2.2%)
Citigroup, Inc.	78,600	3,467,832

Beverages, Food & Tobacco (0.4%)
Kellogg Co. *	715,000	701,619

Computer Software & Processing (0.7%)
Cadence Design Systems, Inc. *	90,700	1,182,728

Computers & Information (2.0%)
Cisco Systems, Inc. *	179,100	3,241,710

Electronic Components (3.0%)
Texas Instruments, Inc.	224,600	4,779,488

Electronics (6.5%)
Flextronics International Ltd. *	279,000	3,696,750
Freescale Semiconductor Class A * (1)	100,000	1,430,000
Intel Corp.	191,600	3,843,496
JDS Uniphase Corp. *	450,300	1,517,511
		10,487,757

Entertainment & Leisure (3.8%)
Royal Caribbean Cruises Ltd. (1)	140,900	6,143,240

Financial Services (4.1%)
American Express Co.	90,000	4,631,400
ChoicePoint, Inc. *	46,900	2,000,285
		6,631,685

1

Forest Products & Paper (3.1%)
International Paper Co.	121,800	$4,921,938

Insurance (6.1%)
Ambac Financial Group, Inc.	38,000	3,038,100
Conseco, Inc. *	1	18
Conseco, Inc.	305,000	0
Hartford Financial Services Group, Inc. (The)	68,300	4,229,819
UNUMProvident Corp. (1)	157,700	2,474,313
		9,742,250

Media – Broadcasting & Publishing (3.8%)
Direct Group, Inc. (The) *	343,700	6,045,683

Metals and Mining (6.2%)
Alcan, Inc. (Canada) (1)	106,100	5,071,580
Inco Ltd. (Canada) * (1)	126,700	4,947,635
		10,019,215

Oil & Gas (9.6%)
BP PLC (United Kingdom)	67,200	3,866,016
ChevronTexaco Corp.	43,800	2,349,432
ConocoPhillips	95,600	7,920,460
Nabors Industries Ltd. *	27,400	1,297,390
		15,433,298

Pharmaceuticals (8.6%)
Amgen, Inc. *	45,100	2,556,268
Sanofi-Synthelabo SA ADR (France) (1)	203,600	7,453,796
Wyeth	100,700	3,766,180
		13,776,244

Retailers (8.9%)
Abercrombie & Fitch Co., Class A	40,700	1,282,050
Dollar General Corp.	118,100	2,379,715
Office Depot, Inc. *	227,000	3,411,810
Wal-Mart Stores, Inc.	135,300	7,197,960
		14,271,535

Telecommunications (0.6%)
Motorola, Inc. *	890,000	915,084
Total Common Stocks (Cost $105,338,216)		112,745,426

2

	Principal Amount	Market Value
CORPORATE DEBT (21.1%)
Aerospace & Defense (0.4%)
General Dynamics Corp., 2.125%, 05/15/06	$710,000	$702,566

Automotive (0.5%)
DaimlerChrysler NA Holding Corp., 3.400%, 12/15/04	450,000	450,594
Ford Motor Co., 7.450%, 07/16/31	350,000	344,166
		794,760

Banking (2.9%)
Citigroup, Inc., 5.000%, 03/06/07	410,000	428,118
Citigroup, Inc., 6.000%, 02/21/12	400,000	440,597
J.P. Morgan Chase & Co., 5.250%, 05/30/07	1,080,000	1,135,632
Keycorp, 2.750%, 02/27/07	790,000	782,644
U.S. Bank NA, 2.850%, 11/15/06	960,000	958,773
Wachovia Corp., 4.950%, 11/01/06	925,000	961,189
		4,706,953

Beverages, Food & Tobacco (1.8%)
Coca-Cola Enterprises, Inc., 5.250%, 05/15/07	985,000	1,036,188
General Mills, Inc., 2.625%, 10/24/06	1,010,000	995,889
Kraft Foods, Inc., 4.625%, 11/01/06	870,000	895,160
		2,927,237

Commercial Services (0.8%)
Cendant Corp., 6.875%, 08/15/06	360,000	383,875
International Lease Finance Corp., 4.000%, 01/17/06	950,000	965,442
		1,349,317

Cosmetics & Personal Care (0.5%)
Procter & Gamble Co., 3.500%, 12/15/08	785,000	785,162

Electric Utilities (0.2%)
Dominion Resources, Inc., Series B, 7.625%, 07/15/05	370,000	384,252

Entertainment & Leisure (0.4%)
Walt Disney Co., 7.300%, 02/08/05	575,000	584,910

Environmental Controls (0.2%)
Waste Management, Inc., 6.500%, 11/15/08	225,000	246,877

3

Financial Services (6.6%)
American Express Co., 5.500%, 09/12/06	$935,000	$979,686
American Express Credit, 3.000%, 05/16/08	460,000	452,514
Bear Stearns Co., Inc., 6.250%, 07/15/05	580,000	597,112
Boeing Capital Corp., 6.500%, 02/15/12	200,000	224,229
CIT Group, Inc., 7.125%, 10/15/04	280,000	280,424
CIT Group, Inc., 7.750%, 04/02/12	450,000	533,333
Conseco Finance Trust II, 0.000%, 11/15/26	2,345,000	0
Conseco Finance Trust III, 0.000%, 04/01/27	2,350,000	0
Credit Suisse First Boston, Inc., 5.750%, 04/15/07	740,000	785,175
DaimlerChrysler NA Holding Corp., 7.400%, 01/20/05	340,000	345,061
Duke Capital LLC, 4.302%, 05/18/06	640,000	649,457
Ford Motor Credit Co., 6.125%, 01/09/06	460,000	476,608
General Electric Capital Corp., 5.350%, 03/30/06	560,000	581,363
General Electric Capital Corp., 6.000%, 06/15/12	500,000	550,179
General Motors Acceptance Corp., 6.750%, 01/15/06	1,265,000	1,319,915
Goldman Sachs Group, Inc., 5.700%, 09/01/12	600,000	635,017
Household Finance Corp., 7.000%, 05/15/12	500,000	573,080
John Deere Capital Corp., 3.125%, 12/15/05	680,000	683,055
Merrill Lynch & Co., 6.150%, 01/26/06	890,000	930,480
		10,596,688

Food Retailers (0.6%)
Safeway, Inc., 6.150%, 03/01/06	950,000	990,762

Forest Products & Paper (0.2%)
Weyerhaeuser Co., 5.500%, 03/15/05	256,000	259,391

Media – Broadcasting & Publishing (1.2%)
News America Holdings, Inc., 9.250%, 02/01/13	200,000	257,336
Time Warner, Inc., 5.625%, 05/01/05	678,000	690,253
Viacom, Inc., 6.400%, 01/30/06	890,000	931,985
		1,879,574

Medical Supplies (0.5%)
Tenet Healthcare Corp., 5.000%, 07/01/07 (1)	825,000	822,938

Metals & Mining (0.7%)
Alcoa Inc., 4.250%, 08/15/07	1,030,000	1,058,751

Oil & Gas (1.2%)
ChevronTexaco Capital Co., 3.500%, 09/17/07	1,020,000	1,030,246
ConocoPhillips, 3.625%, 10/15/07	940,000	950,084
		1,980,330

Pharmaceuticals (0.6%)
Bristol-Myers Squibb, 4.750%, 10/01/06	880,000	909,767

4

Telecommunications (1.8%)
AT&T Wireless Services, Inc., 7.350%, 03/01/06	$720,000	$764,826
SBC Communications, Inc., 5.750%, 05/02/06	940,000	981,834
Verizon Global Funding Corp., 6.750%, 12/01/05	560,000	586,400
Verizon Global Funding Corp., 7.375%, 09/01/12	400,000	467,819
		2,800,879

Total Corporate Debt (Cost $33,524,483)		33,781,114

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.7%)
Miscellaneous (4.7%)
US Treasury Note, 1.625%, 03/31/05	6,400,000	6,388,992
US Treasury Note, 2.625%, 03/15/09	1,225,000	1,192,845
		7,581,837

Total U.S. Government And Agency Obligations (Cost $7,604,132)		7,581,837

SHORT-TERM INVESTMENTS (14.5%)
Security Lending Collateral (14.5%)
Bank of America, Bank Note, 1.875%, 10/19/04	1,935,797	1,935,797
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	378,374	378,374
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	483,949	483,949
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	1,113,083	1,113,083
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	1,693,822	1,693,822
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	1,209,873	1,209,873
Citigroup, Eurodollar Term, 1.865%, 12/20/04	725,924	725,924
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	483,949	483,949
Deutsche Bank, Bank Note, 1.700%, 10/12/04	193,580	193,580
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	241,975	241,975
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	241,974	241,974

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	722,597	722,597

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	725,924	725,924

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	725,924	725,924
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	1,693,822	1,693,822
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	1,935,797	1,935,797
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	717,186	717,186
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	725,924	725,924
Prefco, Commercial Paper, 1.782%, 10/18/04	2,417,233	2,417,233
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	1,451,848	1,451,848
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	241,974	241,974

5

Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	769,479	769,479
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	145,185	145,185
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	1,025,972	1,025,972
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	725,924	725,924
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	483,949	483,949
		23,211,038

Total Short-Term Investments (Cost $23,211,038)		23,211,038

TOTAL INVESTMENTS At Market Value (110.5%) (Cost $169,677,869)		$177,319,415
Other assets in excess of liabilities (-10.5%)		(16,788,522)
Net Assets (100.0%)		$160,530,893

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $169,677,869. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$10,725,538
Unrealized losses	(3,083,992)
Net unrealized gain	$7,641,546

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

Category percentages are based on net assets.

6

ING PIMCO Total Return Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Principal Amount	Market Value
CORPORATE DEBT (15.0%)
Automotive (0.1%)
General Motors Corp., 8.250%, 07/15/23	$100,000	$105,444

Beverages, Food & Tobacco (0.3%)
Altria Group, Inc., 2.394%, 10/29/04	500,000	500,000

Communications (0.7%)
SBC Communications, Inc., 4.206%, 06/05/21	1,000,000	1,012,036

Electric Utilities (1.0%)
Columbus Southern Power Co., Series D, 6.600%, 03/01/33	300,000	329,365
Entergy Gulf States, 3.600%, 06/01/08	100,000	98,939
Oncor Electric Delivery Co., 7.250%, 01/15/33	100,000	118,044
PG&E Corp., 1.810%, 04/03/06	688,000	688,683
TXU Energy Co. LLC, 2.380%, 01/17/06	300,000	300,788
		1,535,819

Entertainment & Leisure (0.2%)
Harrahs Operating Co., Inc., 7.875%, 12/15/05	300,000	317,625

Financial Services (2.6%)
Bank One Issuance Trust, Series 2003-A2, Class A2, 1.810%, 10/15/08	700,000	700,896
CIT Group, Inc., 7.750%, 04/02/12	150,000	177,778
Citigroup, Inc., 5.625%, 08/27/12	100,000	107,055
General Motors Acceptance Corp., 8.000%, 11/01/31	200,000	207,582
Goldman Sachs Group, Inc., 1.963%, 07/23/09	700,000	701,960
Morgan Stanley, 5.300%, 03/01/13	100,000	102,667
Navistar Financial Corp. Owner Trust, Series 2003-B, Class A2, 1.690%, 09/15/06	344,325	343,919

Nissan Auto Lease Trust, Series 2003-A, Class A2, 1.690%, 12/15/05	350,573	350,758
Smurfit Capital Funding PLC, 6.750%, 11/20/05 (Ireland)	300,000	310,500

Washington Mutual, Series 2002-AR2, Class A, 3.159%, 02/27/34	125,241	125,737
Wells Fargo Home Equity Trust, Series 2004-2, Class A31, 1.000%, 09/25/34	700,000	699,945
		3,828,797

Mortgage Backed (9.5%)
Ameriquest Mortgage Securities, Inc., Series 2001-1, Class A, 1.590%, 06/25/31	66,128	66,220
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class A2, 1.551%, 02/25/33	150,150	150,611
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AF1, 1.260%, 12/25/33	117,492	117,576

1

Argent Securities, Inc., Series 2003-W3, Class AF1, 1.260%, 10/25/20	$107,052	$107,121
Bank of America Mortgage Securities, Series 2003-10, Class 1A6, 1.750%, 01/25/34	508,921	509,038
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 6A, 5.981%, 06/25/32	55,347	55,434
Bear Sterns Commercial Mortgage Securities, Series 2004-ESA, Class A1, 1.978%, 05/14/16	700,000	699,872
Chase Credit Card Master Trust, Series 2002-2, Class A, 1.810%, 07/16/07	700,000	700,639
Chase Funding Mortgage Loan, Series 1999-3, Class IIA1, 1.471%, 09/25/29	283,840	284,120
Citibank Omni – S Master Trust, Series 2002-4, Class A, 1.250%, 08/18/09	700,000	701,152
Citibank Omni – S Master Trust, Series 2002-5, Class A, 2.140%, 11/17/09	700,000	701,045
Countrywide Asset Backed Certificates, Series 2004-5, Class 4A1, 1.210%, 08/25/23	512,064	512,384
Countrywide Home Loans, Series 2004-12, Class 14A2, 1.380%, 08/25/34	584,621	583,912
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-26, Class 2A1, 5.750%, 09/22/17	531,910	550,682
Fremont Home Loan Trust, Series 2004-B, Class 2A1, 1.200%, 05/24/34	428,154	428,421
GSAMP Trust, Series 2004-NC2, Class A2A, 2.020%, 10/01/34	700,000	700,000
GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.000%, 03/25/32	57,109	57,791
GSR Mortgage Loan Trust, Series, 2004-7, Class 1A1, 3.492%, 06/01/34	648,793	644,271
Home Equity Mortgage Trust, Series 2003-4, Class A1, 1.490%, 07/25/33	181,979	182,069
Homestar Mortgage Acceptance Corp., Series 2004-4, Class A1, 1.790%, 01/25/22	682,958	681,902
Household Home Equity Loan Trust, Series 2003-1, Class A, 1.450%, 10/20/32	247,997	248,410
Long Beach Mortgage Loan Trust, Series 2003-2, Class AV, 1.620%, 06/25/33	269,214	269,619
Master Asset Backed Securities Trust, Series 2004-WMC1, Class A4, 1.940%, 02/25/34	329,171	329,377
Option One Mortgage Loan Trust, Series 2004-2, Class A2, 1.725%, 05/25/34	89,981	90,031
Quest Trust, Series 2004-X2, Class A1, 1.291%, 06/25/34	599,309	599,682
Residental Asset Securities Corp., Series 2001-KS3, Class AII, 1.330%, 09/25/31	164,427	164,600
Residental Asset Securities Corp., Series 2004-KS6, A2B1, 1.220%, 04/25/13	560,241	560,591
Residential Accredit Loans, Inc., Series 2003-QS6, Class A7, 1.500%, 03/25/33	467,065	467,138
Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AII1, 1.740%, 04/25/26	689,870	688,830
Residential Asset Securitization Trust, Series 2003-A4, Class A3, 1.850%, 05/25/33	547,599	548,764
Residential Funding Mortgage Securities, Inc. Series 2003-S9, Class A1, 6.500%, 03/25/32	105,923	107,924
Residential Funding Mortgage Securities, Inc., Series 1994-S9, Class A6, 6.500%, 03/25/24	419,497	419,203
Saxon Asset Securities Trust, Series 2002-3, Class AV, 1.700%, 12/25/32	190,490	190,972

2

Sequoia Mortgage Trust, Series 2003-4, Class 2A1, 1.520%, 07/20/33	$879,817	$869,065
Structured Asset Securities Corp., Series 2003-BC1, Class A, 1.600%, 05/25/32	201,266	201,853
Structured Asset Securities Corp., Series 2003-S1, Class A1, 1.250%, 08/25/33	60,483	60,529
		14,250,848

Oil & Gas (0.4%)
El Paso Corp., 7.750%, 01/15/32 (1)	200,000	175,500
Pemex Project Funding Master Trust, 8.625%, 02/01/22	200,000	227,900
Petro Mexicanos, 9.250%, 03/30/18 (Mexico)	100,000	122,000
		525,400

Telecommunications (0.2%)
AT&T Corp., 7.300%, 11/15/11	50,000	56,188
AT&T Wireless Services, Inc., 7.875%, 03/01/11	30,000	35,590
Qwest Corp. (144A), 8.875%, 03/15/12	200,000	221,000
		312,778

Total Corporate Debt (Cost $22,252,193)		22,388,747

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (55.2%)
Mortgage Backed (35.6%)
FHLMC, Pool C90676, 5.500%, 05/01/23	671,745	689,037
FHLMC, Pool C90678, 6.000%, 03/01/23	1,536,008	1,600,043
FHLMC, Pool D95122, 6.000%, 02/01/22	59,700	62,191
FHLMC, Pool D95897, 5.500%, 03/01/23	282,132	289,394
FHLMC, Pool E91947, 6.000%, 10/01/17	14,946	15,678
FHLMC, Pool M90747, 5.500%, 08/01/07	73,577	75,607
FHLMC, Series 1585, Class J, 6.500%, 10/15/22	317,280	319,396
FHLMC, Series 2259, Class PB, 5.500%, 08/15/30	371,456	373,887
FHLMC, Series 2423, Class KA, 6.000%, 01/15/20	101,560	102,042
FHLMC, Series 2461, Class FA, 1.500%, 05/15/29	173,760	173,999
FHLMC, Series 2495, Class UJ, 3.500%, 07/15/32	96,247	95,447
FHLMC, Series 2514, Class UB, 4.000%, 12/15/12	362,046	363,447
FHLMC, Series 2518, Class KB, 5.000%, 09/15/16	212,002	215,166
FHLMC, Series 27, Class FC, 2.625%, 03/25/24	683,889	721,807
FHLMC, Series 2794, Class JT, 6.000%, 10/15/32	1,044,840	1,055,851
FHLMC, Series 31, Class D, 0.000%, 04/25/24	747,302	739,834
FHLMC, Series T-59, Class1A3, 7.500%, 10/25/43	335,603	366,951
FHLMC, TBA, 5.000%, 10/01/34	1,500,000	1,485,468
FNMA, Pool 254236, 6.500%, 03/01/17	296,098	313,757
FNMA, Pool 254764, 5.500%, 06/01/23	408,832	419,110
FNMA, Pool 440734, 6.000%, 12/01/18	76,262	79,669
FNMA, Pool 499049, 6.500%, 07/01/29	58,170	61,149
FNMA, Pool 535777, 5.500%, 03/01/16	239,920	249,095
FNMA, Pool 544861, 4.872%, 12/01/36	258,961	265,960
FNMA, Pool 545553, 6.000%, 04/01/22	774,726	808,025
FNMA, Pool 545696, 6.000%, 06/01/22	1,823,751	1,902,138

3

FNMA, Pool 555198, 6.000%, 01/01/23	$345,938	$360,807
FNMA, Pool 606116, 4.885%, 09/01/31	55,734	57,450
FNMA, Pool 623651, 5.819%, 04/01/32	799,018	813,214
FNMA, Pool 638085, 6.000%, 04/01/17	274,687	288,300
FNMA, Pool 641795, 6.000%, 04/01/17	311,690	327,137
FNMA, Pool 647307, 6.000%, 06/01/17	570,232	598,491
FNMA, Pool 667068, 6.000%, 07/01/17	18,137	19,036
FNMA, Pool 681273, 6.000%, 01/01/18	89,209	93,631
FNMA, Pool 70597, 3.708%, 02/01/20	61,436	62,521
FNMA, Pool 725232, 5.000%, 03/01/34	467,278	463,702
FNMA, Pool 747620, 5.500%, 11/01/33	435,993	442,857
FNMA, Pool 750470, 5.500%, 12/01/33	283,049	287,506
FNMA, Pool 762439, 5.500%, 12/01/33	299,666	304,384
FNMA, Pool 789272, 5.737%, 04/01/32	245,305	256,700
FNMA, Pool 796705, 5.007%, 09/01/34	1,500,000	1,522,599
FNMA, Series 1993-210, Class PH, 6.250%, 10/25/22	87,652	88,170
FNMA, Series 1994-37, Class GB, 6.500%, 12/25/22	32,524	32,499
FNMA, Series 1994-77, Class FB, 2.969%, 04/25/24	384,529	397,583
FNMA, Series 2002-42, Class AB, 5.500%, 01/25/16	184,576	186,333
FNMA, Series 2004-11, Class A, 1.220%, 03/25/34	1,030,378	1,025,402
FNMA, Series 2004-41, Class PB, 3.500%, 04/25/17	556,677	559,109
FNMA, Series 2004-W3, Class A12, 1.900%, 05/25/34	612,097	611,619
FNMA, TBA, 5.000%, 10/01/19	7,000,000	7,111,566
FNMA, TBA, 5.500%, 11/01/33	4,500,000	4,546,404
FNMA, TBA, 5.500%, 10/01/34	19,500,000	19,762,041
GNMA, Series 2002-21, Class FV, 1.500%, 03/16/32	110,482	111,010
		53,174,219

U.S. Treasury Bonds & Notes (19.6%)
U.S. Treasury Bond, 5.500%, 08/15/28	250,000	268,819
U.S. Treasury Bond, 6.250%, 08/15/23 (1)	2,000,000	2,336,094
U.S. Treasury Bond, 7.250%, 08/15/22	300,000	386,367
U.S. Treasury Bond, 7.500%, 11/15/16 (1)	3,850,000	4,948,906
U.S. Treasury Inflation Index Bond, 3.875%, 01/15/09	3,580,500	4,031,840
U.S. Treasury Inflation Index Bond, 4.250%, 01/15/10	900,688	1,045,608
U.S. Treasury Inflation Index Note, 3.625%, 01/15/08	8,148,736	8,939,106
U.S. Treasury Note, 1.625%, 04/30/05	6,200,000	6,187,891
U.S. Treasury Note, 1.658%, 12/16/04	1,150,000	1,145,983
		29,290,614

Total U.S. Government And Agency Obligations (Cost $82,275,610)		82,464,833

SOVEREIGN DEBT OBLIGATIONS (3.9%)
Brazil (0.6%)
Brazil, C Bond, 8.000%, 04/15/14	410,470	408,546
Federal Republic of Brazil, 2.125%, 04/15/09	204,714	201,006
Federal Republic of Brazil, 11.500%, 03/12/08	160,000	185,200
Republic of Brazil, Series EI, 2.000%, 04/15/06	96,000	95,903
		890,655

4

Hong Kong (0.3%)
HKSAR Government, 5.125%, 08/01/14 (Hong Kong)	$400,000	$412,621

Mexico (0.3%)
United Mexican States, 6.375%, 01/16/13	100,000	105,550
United Mexican States, 8.300%, 08/15/31	300,000	342,000
		447,550

Panama (0.2%)
Republic of Panama, 8.875%, 09/30/27	250,000	263,750

Peru (0.2%)
Republic of Peru, 9.125%, 01/15/08	100,000	113,350
Republic of Peru, 9.125%, 02/21/12	200,000	225,000
		338,350

Russia (0.4%)
Russian Federation, 8.750%, 07/24/05 (Russia)	600,000	626,345

United Kingdom (1.9%)
Treasury Bond, 4.000%, 03/07/09 (United Kingdom)	1,600,000	2,807,920

Total Sovereign Debt Obligations (Cost $5,584,042)		5,787,191

MUNICIPAL DEBT OBLIGATIONS (2.1%)
California (0.5%)

California State Economic Recovery, Series A, 5.000%, 07/01/11	300,000	333,447
Golden State Tobacco Securitization Corp., Series 2003-A–1, 6.250%, 06/01/33	100,000	94,653
Golden State Tobacco Securitization Corp., Series 2003-A–1, 6.750%, 06/01/39	300,000	289,857
		717,957

Florida (0.1%)
Florida State Board of Education, 5.000%, 06/01/32	200,000	203,824

Louisiana (0.1%)
Tobacco Settlement Funding Corp., 5.875%, 05/15/39	100,000	85,405

Nevada (0.1%)

Clark County, Nevada School District, Series C, 5.375%, 06/15/13	100,000	113,995

5

New York (0.3%)
New York City Municipal Water Finance Authority, Water and Sewer System Revenue, Series E, 5.000%, 06/15/34 (New York)	$400,000	$406,456
New York, State Dormitory Authority Revenue, Series A, 5.000%, 03/15/27	100,000	101,720
		508,176

Ohio (0.2%)
Akron, Ohio, Income Tax Revenue, 5.000%, 12/01/33	250,000	254,952
Kettering City School District, 5.000%, 12/01/30	100,000	102,205
		357,157

Rhode Island (0.1%)
Tobacco Settlement Funding Corp., 6.250%, 06/01/42	200,000	176,588

Texas (0.3%)
San Antonio, General Obligation Unlimited, 5.000%, 02/01/10	10,000	11,060
San Antonio, General Obligation Unlimited, 5.000%, 02/01/10	390,000	427,686
		438,746

Virginia (0.1%)
Virginia College Building Authority, 5.000%, 02/01/10	100,000	110,388

Washington (0.1%)

Energy Northwest Washington Electric Revenue, 5.500%, 07/01/12	100,000	113,741

Energy Northwest Washington Electric Revenue, 5.500%, 07/01/15	100,000	114,870
		228,611

Wisconsin (0.2%)
Badger TOB Asset Securitization, 6.375%, 06/01/32	300,000	275,469

Total Municipal Debt Obligations (Cost $3,177,576)		3,216,316

	Number of Shares
PURCHASED SWAPTIONS (0.0%)
EURO Call Swaption, Strike Price 5.75, Expires 4/27/09	500,000	$40,584
EURO Future Option, Strike Price 92.50, Expires 6/13/05	150,000	0
EURO Put Option, Strike: Price 93.25, Expires 3/14/05	90,000	0
EURO Put Swaption, Strike Price 6.25, Expires 4/27/09	500,000	29,302

Total Purchased Swaptions (Cost $62,560)		69,886

6

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (50.9%)
Commercial Paper (44.3%)
AB Spintab, 1.620%, 11/10/04	$1,700,000	$1,696,940
AB Spintab, 1.740%, 12/02/04	700,000	697,902
AB Spintab, 1.960%, 01/26/05	200,000	198,726
ABN Amro North America Financial, Inc., 1.480%, 10/06/04	600,000	599,877
ABN Amro North America Financial, Inc., 1.925%, 01/24/05	2,300,000	2,285,857
ABN Amro North America Financial, Inc., 1.945%, 01/31/05	1,500,000	1,490,113
ANZ (Delaware) Inc., 1.485%, 10/08/04	1,000,000	999,711
ANZ (Delaware) Inc., 1.845%, 12/17/04	2,300,000	2,290,924
Barclays U.S. Funding LLC, 1.610%, 11/03/04	300,000	299,557
Barclays U.S. Funding LLC, 1.750%, 11/15/04	2,200,000	2,195,187
CBA (Delaware) Finance, Inc., 1.520%, 10/15/04	400,000	399,764
CBA (Delaware) Finance, Inc., 1.650%, 11/19/04	200,000	199,551
CBA (Delaware) Finance, Inc., 1.890%, 12/29/04	2,600,000	2,587,851
CDC Commercial Paper Corp., 1.670%, 11/23/04	1,800,000	1,795,575
Danske Corp., 1.510%, 10/12/04	800,000	799,631
Danske Corp., 1.520%, 10/18/04	3,300,000	3,297,631
Danske Corp., 1.645%, 11/19/04	100,000	99,776
Danske Corp., 1.725%, 12/03/04	100,000	99,698
Dexia (Delaware) LLC, 1.505%, 10/01/04	2,700,000	2,700,000
Dexia (Delaware) LLC, 1.540%, 10/04/04	1,400,000	1,399,820
Dexia (Delaware) LLC, 1.810%, 12/13/04	200,000	199,266
Dexia (Delaware) LLC, 1.830%, 12/20/04	100,000	99,593
DnB Nor Bank ASA, 1.500%, 10/06/04	500,000	499,896
DnB Nor Bank ASA, 1.650%, 11/19/04	500,000	498,877
DnB Nor Bank ASA, 1.830%, 12/15/04	400,000	398,475
DnB Nor Bank ASA, 1.840%, 12/23/04	600,000	597,455
European Investment Bank, 1.785%, 12/13/04	2,500,000	2,490,951
Ford Motor Credit Co., 2.520%, 04/08/05	700,000	690,886
General Electric Capital Corp., 1.590%, 11/05/04	3,200,000	3,195,053
General Electric Capital Corp., 1.610%, 11/16/04	900,000	898,149
General Motors Acceptance Corp., 2.495%, 04/05/05	700,000	690,976

Governor & Company of Bank of Scotland, The, 1.750%, 12/06/04	3,900,000	3,887,487
HBOS Treasury Services, 1.535%, 10/15/04	200,000	199,881
HBOS Treasury Services, 1.560%, 10/19/04	500,000	499,610
HBOS Treasury Services, 1.580%, 10/21/04	1,400,000	1,398,771
HBOS Treasury Services, 1.610%, 11/10/04	100,000	99,821
HBOS Treasury Services, 1.655%, 11/18/04	100,000	99,779
HBOS Treasury Services, 1.655%, 11/19/04	900,000	897,973
HBOS Treasury Services, 1.715%, 11/26/04	600,000	598,399
HBOS Treasury Services, 1.730%, 12/02/04	100,000	99,702
HBOS Treasury Services, 1.820%, 12/14/04	500,000	498,129
Lloyds TSB Bank PLC, 1.530%, 10/22/04	3,000,000	2,997,323
Nordea North America, Inc., 1.730%, 11/29/04	1,100,000	1,096,881
Royal Bank of Scotland, 1.540%, 10/19/04	1,600,000	1,598,768
Stadshypotek Delaware, 1.510%, 10/07/04	2,900,000	2,899,270
Svenska Handelsbanken, Eurodollar Term, 1.615%, 10/29/04	300,000	299,623
Svenska Handlesbanken, Eurodollar Term, 1.625%, 11/04/04	700,000	698,926
Svenska Handlesbanken, Eurodollar Term, 1.730%, 12/02/04	3,300,000	3,290,168
UBS Finance (Delaware) LLC, 1.630%, 11/16/04	900,000	898,126
UBS Finance (Delaware) LLC, 1.700%, 11/30/04	1,000,000	997,167

7

UBS Finance (Delaware) LLC, 1.735%, 12/03/04	$400,000	$398,786
UBS Finance (Delaware) LLC, 1.765%, 12/07/04	600,000	598,029
UBS Finance (Delaware) LLC, 1.940%, 01/25/05	1,600,000	1,589,998
Westpac Capital Corp., 1.650%, 12/06/04	500,000	498,488
Westpac Capital Corp., 1.665%, 11/23/04	300,000	299,265
Westpac Capital Corp., 1.690%, 11/26/04	400,000	398,949
WestpacTrust Securities New Zealand Ltd., 1.520%, 10/15/04	3,000,000	2,998,227
		66,231,214

Security Lending Collateral (4.3%)
Bank of America, Bank Note, 1.875%, 10/19/04	532,383	532,383
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	104,060	104,060
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	133,096	133,096
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	306,120	306,120
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	465,835	465,835
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	332,739	332,739
Citigroup, Eurodollar Term, 1.865%, 12/20/04	199,644	199,644
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	133,096	133,096
Deutsche Bank, Bank Note, 1.700%, 10/12/04	53,238	53,238
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	66,548	66,548
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	66,548	66,548

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	198,729	198,729

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	199,644	199,644

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	199,644	199,644
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	465,835	465,835
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	532,383	532,383
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	197,240	197,240
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	199,644	199,644
Prefco, Commercial Paper, 1.782%, 10/18/04	664,788	664,788
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	399,287	399,287
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	66,546	66,546
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	211,622	211,622
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	39,929	39,929
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	282,162	282,162
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	199,644	199,644
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	133,096	133,096
		6,383,500

U.S. Government Agency Discount Notes (2.3%)
FHLB, 1.790%, 12/17/04	800,000	796,937
FNMA, 1.446%, 11/20/04	1,200,000	1,197,585
FNMA, 1.688%, 12/01/04	1,500,000	1,495,578
		3,490,100

Total Short-Term Investments (Cost $76,104,814)		76,104,814

8

TOTAL INVESTMENTS At Market Value (127.1%) (Cost $189,456,795)	$190,031,787
Other assets in excess of liabilities (-27.1%)	(40,573,819)
Net Assets (100.0%)	$149,457,968

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $189,456,795. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$751,326
Unrealized losses	(176,333)
Net unrealized gain	$574,993

(1)	All or portion of this security represents a security on loan.

144A	Security exempt from registration under Rule 144A of the Security Act of 1933.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Corporation
GNMA	Government National Mortgage Association
TBA	To Be Announced.

Category percentages are based on net assets.

9

ING Salomon Brothers Aggressive Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (91.0%)

Biotechnology (4.4%)
Chiron Corp. * (1)	709,000	$31,337,800
Genentech, Inc. *	48,800	2,558,096
		33,895,896

Business Machines (0.7%)
Maxtor Corp. *	772,300	4,015,960
Quantum Corp. *	552,600	1,276,506
		5,292,466

Communications (2.7%)
L-3 Communications Holdings, Inc. (1)	307,700	20,615,900

Computer Software & Processing (1.6%)
Advent Software, Inc. *	100,000	1,683,000
Autodesk, Inc.	100,000	4,863,000
Cogent, Inc. *	2,485	45,277
Microsoft Corp.	181,200	5,010,180
Verity, Inc. *	58,400	752,192
		12,353,649

Computers & Information (0.0%)
Seagate Technology, Inc. Escrow *	83,100	0

Conglomerates (3.6%)
Tyco International Ltd.	900,695	27,615,309

Electronics (6.5%)
Cabot Microelectronics Corp. * (1)	97,900	3,548,875
Cirrus Logic, Inc. *	334,300	1,594,611
Cree, Inc. * (1)	124,900	3,813,197
Drexler Technology Corp. * (1)	31,500	288,540
DSP Group, Inc. *	88,500	1,862,925
Intel Corp.	429,700	8,619,782
Micron Technology, Inc. * (1)	1,347,000	16,204,410
RF Micro Devices, Inc. * (1)	489,400	3,102,796
SanDisk Corp. *	279,800	8,147,776
Teradyne, Inc. *	225,500	3,021,700
		50,204,612

1

Entertainment & Leisure (1.7%)
Walt Disney Co.	548,500	$12,368,675
World Wrestling Entertainment, Inc.	98,800	1,207,336
		13,576,011

Financial Services (9.3%)
CIT Group, Inc.	80,600	3,013,634
Cohen & Steers, Inc.	93,000	1,435,920
Goldman Sachs Group, Inc. (The)	2,696	251,375
Greenhill & Co., Inc.	6,300	148,680
Lehman Brothers Holdings, Inc.	564,104	44,970,371
Merrill Lynch & Co., Inc.	442,860	22,018,999
National Financial Partners Corp.	2,325	83,188
		71,922,167

Health Care Providers & Services (5.4%)
UnitedHealth Group, Inc.	567,000	41,810,580

Heavy Machinery (0.8%)
Pall Corp.	270,000	6,609,600

Manufacturing (1.2%)
Grant Prideco, Inc. *	458,300	9,390,567

Media - Broadcasting & Publishing (13.6%)
Cablevision Systems Corp., New York Group, Class A * (1)	915,400	18,564,312
Comcast Corp., Class A *	125,300	3,538,472
Comcast Corp., Special Class A *	1,123,290	31,362,257
Liberty Media Corp., Class A	1,700,000	14,824,000
Liberty Media International, Inc., Class A *	78,750	2,627,257
Time Warner, Inc. *	1,436,930	23,192,050
Viacom, Inc., Class B	335,511	11,259,749
		105,368,097

Medical and Health Products (0.7%)
Biosite, Inc. * (1)	86,700	4,244,832
Bioveris Corp. *	20,900	129,789
CancerVax Corp. * (1)	102,900	833,490
Cytyc Corp. * (1)	7,870	190,061
		5,398,172

2

Oil & Gas (9.1%)
Anadarko Petroleum Corp.	610,000	$40,479,600
Weatherford International, Ltd. *	585,000	29,846,700
		70,326,300

Pharmaceuticals (25.7%)
Alkermes, Inc. * (1)	139,300	1,607,522
Amgen, Inc. *	578,090	32,766,141
Biogen Idec, Inc. *	595,300	36,414,501
Forest Laboratories, Inc. *	812,944	36,566,221
Genzyme Corp. *	582,170	31,675,870
ImClone Systems, Inc. * (1)	363,700	19,221,545
Isis Pharmaceuticals, Inc. * (1)	94,400	462,560
Johnson & Johnson	214,500	12,082,785
King Pharmaceuticals, Inc. *	450,000	5,373,000
Millennium Pharmaceuticals, Inc. * (1)	562,700	7,714,617
Nabi Biopharmaceuticals *	79,100	1,058,358
Pfizer, Inc.	76,150	2,330,190
Teva Pharmaceutical Industries Ltd. ADR (Israel) (1)	71,932	1,866,635
Valeant Pharmaceuticals International	323,500	7,802,820
Vertex Pharmaceuticals, Inc. *	200,700	2,107,350
		199,050,115

Retailers (0.2%)
Charming Shoppes, Inc. *	200,000	1,424,000

Telecommunications (3.8%)
AT&T Corp.	71,900	1,029,608
AT&T Wireless Services, Inc. *	504,200	7,452,076
C-COR.net Corp. *	269,600	2,278,120
Motorola, Inc. (1)	789,000	14,233,560
Nokia Oyj ADR (Finland)	318,800	4,373,936
		29,367,300

Total Common Stocks (Cost $564,126,030)		704,220,741

REGISTERED INVESTMENT COMPANIES (1.8%)

Exchange Traded Funds (1.8%)
Nasdaq - 100 Index Tracking Stock (1)	386,400	13,581,960

Total Registered Investment Companies (Cost $9,907,026)		13,581,960

3

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (16.5%)
Security Lending Collateral (16.5%)
Bank of America, Bank Note, 1.875%, 10/19/04	$10,624,492	$10,624,492
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	2,076,681	2,076,681
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	2,656,123	2,656,123
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	6,109,083	6,109,083
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	9,296,430	9,296,430
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	6,640,307	6,640,307
Citigroup, Eurodollar Term, 1.865%, 12/20/04	3,984,184	3,984,185
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	2,656,123	2,656,123
Deutsche Bank, Bank Note, 1.700%, 10/12/04	1,062,449	1,062,449
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	1,328,061	1,328,062
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	1,328,061	1,328,062
General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	3,965,924	3,965,924
Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	3,984,184	3,984,184
Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	3,984,184	3,984,184
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	9,296,430	9,296,430
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	10,624,492	10,624,492
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	3,936,227	3,936,227
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	3,984,184	3,984,184
Prefco, Commercial Paper, 1.782%, 10/18/04	13,266,825	13,266,825
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	7,968,369	7,968,369
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	1,328,061	1,328,062
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	4,223,236	4,223,236
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	796,837	796,837
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	5,630,981	5,630,981
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	3,984,184	3,984,184
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	2,656,123	2,656,123
		127,392,239

Total Short-Term Investments (Cost $127,392,239)		127,392,239

TOTAL INVESTMENTS At Market Value (109.3%) (Cost $701,425,295)		$845,194,940
Other assets in excess of liabilities (-9.3%)		(71,592,094)
Net Assets (100.0%)		$773,602,846

4

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $701,425,295. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$162,935,396
Unrealized losses	(19,165,750)
Net unrealized gain	$143,769,646

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.
ADR	American Depository Receipt

Category percentages are based on net assets.

5

ING Salomon Brothers Fundamental Value Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (92.8%)

Aerospace & Defense (2.5%)
Boeing Co. (The)	9,600	$495,552
Raytheon Co.	29,300	1,112,814
		1,608,366

Airlines (1.1%)
AMR Corp. * (1)	11,600	85,028
Continental Airlines, Class B * (1)	12,900	109,908
Frontier Airlines, Inc. *	11,300	86,784
Northwest Airlines Corp. * (1)	12,700	104,267
Southwest Airlines Co.	24,400	332,328
		718,315

Automotive (0.8%)
BorgWarner, Inc.	6,000	259,740
Fleetwood Enterprises, Inc. * (1)	18,400	279,312
		539,052

Banking (3.3%)
Bank of New York Co., Inc.	14,800	431,716
J.P. Morgan Chase & Co.	29,356	1,166,314
State Street Corp.	12,100	516,791
		2,114,821

Biotechnology (0.2%)
XOMA Ltd. *	47,500	110,200

Business Services (4.5%)
Ikon Office Solutions, Inc.	39,400	473,588
Sabre Holdings Corp.	20,400	500,412
Smurfit-Stone Container Corp. (1)	38,300	741,871
SunGard Data Systems, Inc. *	26,200	622,774
Unisys Corp. *	57,000	588,240
		2,926,885

Capital Equipment (0.8%)
Honeywell International, Inc.	15,100	541,486

1

Chemicals (2.7%)
Cabot Corp.	11,000	$424,270
Crompton Corp.	45,700	433,693
Dow Chemical Co.	19,200	867,456
		1,725,419

Computer Software & Processing (2.7%)
Actuate Corp. *	4,500	15,885
Micromuse, Inc. *	85,200	313,536
Microsoft Corp.	35,400	978,810
RealNetworks, Inc. *	98,000	456,680
		1,764,911

Computers & Information (0.4%)
3Com Corp. *	66,300	279,786

Conglomerates (0.1%)
Hutchison Whampoa Ltd. (Hong Kong)	9,600	75,093

Electric Utilities (0.1%)
Calpine Corp. * (1)	29,400	85,260

Electronic Components (1.2%)
Sony Corp. (Japan)	3,800	130,339
Texas Instruments, Inc.	29,800	634,144
		764,483

Electronics (5.3%)
Agilent Technologies, Inc. *	35,400	763,578
Electronics for Imaging, Inc. *	20,000	324,800
Intel Corp.	32,400	649,944
Solectron Corp. *	196,600	973,170
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	97,023	692,744
		3,404,236

Entertainment & Leisure (3.3%)
Hasbro, Inc.	42,900	806,520
Mattel, Inc.	31,800	576,534
Walt Disney Co.	33,500	755,425
		2,138,479

2

Financial Services (4.7%)
American Express Co.	17,700	$910,842
MBNA Corp.	13,000	327,600
Merrill Lynch & Co., Inc.	13,800	686,136
Mitsubishi Tokyo Financial Group, Inc. (Japan)	91	757,215
Morgan Stanley	7,200	354,960
		3,036,753

Food Retailers (0.9%)
Safeway, Inc. * (1)	30,700	592,817

Forest Products & Paper (2.7%)
Georgia-Pacific Corp.	24,100	866,395
Weyerhauser Co.	13,400	890,832
		1,757,227

Health Care Providers & Services (0.6%)
Enzo Biochem, Inc. * (1)	26,600	399,000

Heavy Machinery (1.9%)
Caterpillar, Inc.	8,400	675,780
Chicago Bridge & Iron Co. N.V., NY Shares (Netherlands)	6,700	200,933
Deere & Co.	5,500	355,025
		1,231,738

Home Construction, Furnishings & Appliances (1.3%)
Home Depot, Inc.	20,700	811,440

Insurance (9.0%)
Ambac Financial Group, Inc.	10,800	863,460
American International Group, Inc.	13,200	897,468
Chubb Corp.	11,200	787,136
CNA Surety Corp. *	31,100	329,660
Hartford Financial Services Group, Inc. (The) (1)	6,900	427,317
Marsh & McLennan Cos., Inc.	10,000	457,600
MGIC Investment Corp. (1)	11,700	778,635
PMI Group, Inc. (The)	3,700	150,146
Radian Group, Inc.	19,200	887,616
Scottish Re Group Ltd. (Cayman Islands) (1)	10,000	211,700
		5,790,738

Media - Broadcasting & Publishing (6.4%)
Comcast Corp., Special Class A *	34,700	968,824

3

IAC/InterActiveCorp *	4,300	$94,686
Liberty Media Corp., Class A	102,700	895,544
News Corp. Ltd. ADR (Australia) (1)	20,600	677,122
Time Warner, Inc. *	57,800	932,892
Viacom, Inc., Class B	17,500	587,300
		4,156,368

Metals (0.6%)
RTI International Metals, Inc. *	17,600	340,912
WGI Heavy Minerals, Inc. (Canada) *	7,400	37,829
		378,741

Metals and Mining (5.6%)
Alcoa, Inc.	28,100	943,879
Allegheny Technologies, Inc.	32,600	594,950
Engelhard Corp.	16,600	470,610
Newmont Mining Corp. (1)	21,900	997,107
United States Steel Corp. (1)	15,700	590,634
		3,597,180

Oil & Gas (7.9%)
Anadarko Petroleum Corp.	12,200	809,592
ChevronTexaco Corp.	18,200	976,248
GlobalSantaFe Corp.	14,900	456,685
Halliburton Co.	24,200	815,298
Murphy Oil Corp.	9,500	824,315
Schlumberger Ltd.	7,900	531,749
Williams Companies, Inc. (The)	54,300	657,030
		5,070,917

Pharmaceuticals (12.3%)
Abbott Laboratories	25,900	1,097,124
Amgen, Inc. *	5,800	328,744
Aphton Corp. * (1)	52,000	187,200
Genelabs Technologies, Inc. *	31,500	82,215
GlaxoSmithKline PLC ADR (United Kingdom)	19,000	830,870
Johnson & Johnson	21,600	1,216,728
McKesson Corp.	23,500	602,775
Merck & Co., Inc.	22,500	742,500
Novartis AG ADR (Switzerland)	19,200	896,064
Pfizer, Inc.	37,100	1,135,260
Wyeth	22,500	841,500
		7,960,980

Pollution Control (1.1%)
Waste Management, Inc.	25,400	694,436

4

Restaurants (0.0%)
FHC Delaware, Inc. +	5,486	$10,972

Retailers (1.2%)
Costco Wholesale Corp.	18,600	773,016

Telecommunications (7.4%)
Lucent Technologies, Inc. * (1)	250,000	792,500
Motorola, Inc.	65,400	1,179,816
Nippon Telegraph & Telephone Corp. ADR (Japan)	25,100	501,498
Nokia Oyj ADR (Finland)	59,100	810,852
SBC Communications, Inc.	24,200	627,990
Socket Communications, Inc. *	7,400	17,612
Vodafone Group PLC ADR (United Kingdom) (1)	35,500	855,905
		4,786,173

Textiles, Clothing & Fabrics (0.2%)
Tommy Hilfiger Corp. *	15,000	148,050

Total Common Stocks (Cost $52,304,215)		59,993,338

PREFERRED STOCKS (1.3%)

Media - Broadcasting & Publishing (1.3%)
News Corp. Ltd. ADR (Australia)	27,600	864,708

Total Preferred Stocks (Cost $588,264)		864,708

RIGHTS (0.0%)

Commercial Services (0.0%)
Hutchison Whampoa Ltd. Rights (Hong Kong)	128	0

Total Rights (Cost $0)		0

5

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (10.5%)
Security Lending Collateral (10.5%)
Bank of America, Bank Note, 1.875%, 10/19/04	$565,487	$565,487
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	110,531	110,531
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	141,372	141,372
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	325,155	325,155
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	494,801	494,801
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	353,430	353,430
Citigroup, Eurodollar Term, 1.865%, 12/20/04	212,058	212,058
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	141,372	141,372
Deutsche Bank, Bank Note, 1.700%, 10/12/04	56,549	56,549
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	70,686	70,686
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	70,686	70,686
General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	211,086	211,086
Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	212,058	212,058
Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	212,058	212,058
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	494,801	494,801
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	565,487	565,487
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	209,505	209,505
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	212,058	212,058
Prefco, Commercial Paper, 1.782%, 10/18/04	706,125	706,125
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	424,115	424,115
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	70,686	70,686
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	224,781	224,781
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	42,412	42,412
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	299,708	299,708
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	212,058	212,058
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	141,372	141,372
		6,780,437

Total Short-Term Investments (Cost $6,780,437)		6,780,437

TOTAL INVESTMENTS At Market Value (104.6%) (Cost $59,672,916)		$67,638,483
Other assets in excess of liabilities (-4.6%)		(3,003,437)
Net Assets (100.0%)		$64,635,046

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $59,672,916. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

6

Unrealized gains	$10,518,522
Unrealized losses	(2,552,956)
Net unrealized gain	$7,965,566

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.
+	Fair valued by the Board of Directors.

ADR	American Depository Receipt

Category percentages are based on net assets.

7

ING Salomon Brothers Investors Value Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (91.8%)

Aerospace & Defense (4.0%)
Boeing Co. (The)	21,300	$1,099,506
Lockheed Martin Corp.	20,000	1,115,600
United Technologies, Inc.	7,700	719,026
		2,934,132

Banking (7.7%)
Bank of America Corp.	42,898	1,858,770
Bank of New York Co., Inc.	24,200	705,914
J.P. Morgan Chase & Co.	19,800	786,654
Wachovia Corp.	21,100	990,645
Washington Mutual, Inc.	16,400	640,912
Wells Fargo & Co.	12,300	733,449
		5,716,344

Beverages, Food & Tobacco (2.3%)
Altria Group, Inc.	36,600	1,721,664

Business Machines (2.3%)
Hewlett-Packard Co.	60,600	1,136,250
International Business Machines Corp.	6,800	583,032
		1,719,282

Capital Equipment (1.6%)
Honeywell International, Inc.	33,900	1,215,654

Chemicals (1.7%)
Avery Dennison Corp. (1)	12,300	809,094
Dow Chemical Co.	10,700	483,426
		1,292,520

Computer Software & Processing (3.1%)
Microsoft Corp.	48,700	1,346,555
Novell, Inc. *	34,700	218,957
Sun Microsystems, Inc. *	184,600	745,784
		2,311,296

Computers & Information (0.2%)
3Com Corp. *	40,000	168,800

1

Consumer Goods and Services (0.8%)
Newell Rubbermaid, Inc. (1)	30,900	$619,236

Electric Utilities (4.1%)
Ameren Corp. (1)	17,900	826,085
FirstEnergy Corp.	15,800	649,064
NiSource, Inc.	42,600	895,026
PG&E Corp.	20,800	632,320
		3,002,495

Electronics (1.3%)
Celestica, Inc. (Canada) *	32,400	411,480
Solectron Corp. *	116,300	575,685
		987,165

Entertainment & Leisure (1.2%)
Mattel, Inc. (1)	48,400	877,492

Financial Services (9.0%)
American Express Co.	18,500	952,010
Capital One Financial Corp.	11,400	842,460
Goldman Sachs Group, Inc. (The)	8,500	792,540
MBNA Corp.	34,400	866,880
Merrill Lynch & Co., Inc.	18,800	934,736
Morgan Stanley	14,500	714,850
U.S. Bancorp	32,900	950,810
Waddell & Reed Financial, Inc., Class A	27,700	609,400
		6,663,686

Food Retailers (2.6%)
Kroger Co. (The) *	82,000	1,272,640
Safeway, Inc. (1) *	33,500	646,885
		1,919,525

Forest Products & Paper (2.9%)
International Paper Co.	23,500	949,635
Kimberly-Clark Corp.	18,900	1,220,751
		2,170,386

2

Health Care Providers & Services (0.7%)
HCA, Inc.	14,000	$534,100

Insurance (3.5%)
American International Group, Inc.	18,500	1,257,815
Loews Corp.	12,700	742,950
St. Paul Travelers Companies, Inc. (The)	18,100	598,386
		2,599,151

Media - Broadcasting & Publishing (5.3%)
Comcast Corp., Class A *	17,600	497,024
Comcast Corp., Special Class A *	19,100	533,272
Liberty Media Corp., Class A	93,600	816,192
Liberty Media International, Inc., Class A *	4,700	156,802
Time Warner, Inc. *	57,700	931,278
Viacom, Inc., Class B	29,800	1,000,088
		3,934,656

Metals and Mining (1.0%)
Alcoa, Inc.	22,100	742,339

Oil & Gas (11.4%)
BP PLC (United Kingdom)	24,400	1,403,732
ChevronTexaco Corp.	23,800	1,276,632
El Paso Corp.	91,700	842,723
ENSCO International, Inc.	32,500	1,061,775
GlobalSantaFe Corp.	18,800	576,220
Marathon Oil Corp.	5,000	206,400
Nabors Industries Ltd. *	8,200	388,270
Royal Dutch Petroleum Co. N.V., NY Shares (Netherlands)	21,600	1,114,560
Total SA ADR (France)	15,500	1,583,635
		8,453,947

Pharmaceuticals (8.4%)
GlaxoSmithKline PLC ADR (United Kingdom)	22,300	975,179
Johnson & Johnson	12,900	726,657
Merck & Co., Inc.	20,900	689,700
Pfizer, Inc.	64,200	1,964,520
Schering-Plough Corp.	42,400	808,144
Wyeth	29,400	1,099,560
		6,263,760

Pollution Control (0.8%)
Waste Management, Inc.	20,800	568,672

3

Real Estate (2.2%)
Equity Office Properties Trust (REIT)	30,600	$833,850
Equity Residential Properties Trust (REIT)	25,700	796,700
		1,630,550

Restaurants and Lodging (1.7%)
McDonald’s Corp.	43,900	1,230,517

Retailers (1.3%)
Target Corp.	12,300	556,575
Wal-Mart Stores, Inc.	7,100	377,720
		934,295

Telecommunications (10.7%)
AT&T Corp.	34,700	496,904
AT&T Wireless Services, Inc. *	40,900	604,502
Comverse Technology, Inc. *	25,700	483,931
Lucent Technologies, Inc. (1) *	108,000	342,360
MCI, Inc.	38,100	638,175
Nextel Communications, Inc., Class A *	23,900	569,776
Nokia Oyj ADR (Finland)	97,600	1,339,072
Nortel Networks Corp. (Canada) *	339,300	1,153,620
SBC Communications, Inc.	43,300	1,123,635
Verizon Communications, Inc.	30,100	1,185,338
		7,937,313

Total Common Stocks (Cost $61,819,863)		68,148,977

PREFERRED STOCKS (1.2%)

Media - Broadcasting & Publishing (1.2%)
News Corp. Ltd. ADR (Australia)	29,600	927,368

Total Preferred Stocks (Cost $786,584)		927,368

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (5.4%)
Security Lending Collateral (5.4%)
Bank of America, Bank Note, 1.875%, 10/19/04	$332,619	$332,619
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	65,014	65,014

4

Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	$83,155	$83,155
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	191,256	191,256
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	291,042	291,042
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	207,887	207,887
Citigroup, Eurodollar Term, 1.865%, 12/20/04	124,732	124,732
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	83,155	83,155
Deutsche Bank, Bank Note, 1.700%, 10/12/04	33,262	33,262
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	41,578	41,578
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	41,577	41,577

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	124,161	124,161

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	124,732	124,732

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	124,732	124,732
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	291,042	291,042
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	332,619	332,619
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	123,231	123,231
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	124,732	124,732
Prefco, Commercial Paper, 1.782%, 10/18/04	415,342	415,342
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	249,464	249,464
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	41,578	41,578
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	132,216	132,216
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	24,946	24,946
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	176,288	176,288
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	124,732	124,732
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	83,155	83,155
		3,988,247

Total Short-Term Investments (Cost $3,988,247)		3,988,247

TOTAL INVESTMENTS At Market Value (98.4%) (Cost $66,594,694)		$73,064,592
Other assets in excess of liabilities (1.6%)		1,184,393
Net Assets (100.0%)		$74,248,985

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $66,594,694. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$9,799,977
Unrealized losses	(3,330,079)
Net unrealized gain	$6,469,898

(1)	All or portion of this security represents a security on loan.

5

*	Non-income producing security.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Category percentages are based on net assets.

6

ING T. Rowe Price Growth Equity Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (97.2%)

Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B	119,100	$9,042,072

Automobiles (0.7%)
Harley-Davidson, Inc.	92,500	5,498,200

Beverages (1.1%)
Coca-Cola Co.	164,800	6,600,240
PepsiCo, Inc.	54,000	2,627,100
		9,227,340

Biotechnology (2.2%)
Amgen, Inc. *	170,500	9,663,940
Genentech, Inc. *	40,500	2,123,010
Gilead Sciences, Inc. *	172,700	6,455,526
		18,242,476

Capital Markets (7.1%)
Ameritrade Holding Corp., Class A * (1)	341,600	4,102,616
Charles Schwab Corp.	331,300	3,044,647
Credit Suisse Group (Switzerland) *	166,500	5,320,123
Goldman Sachs Group, Inc. (The)	53,900	5,025,636
Mellon Financial Corp.	231,800	6,418,542
Merrill Lynch & Co., Inc.	160,700	7,990,004
Northern Trust Corp.	126,100	5,144,880
State Street Corp.	302,600	12,924,046
UBS AG (Switzerland)	126,300	8,903,451
		58,873,945

Commercial Banks (0.9%)
U.S. Bancorp	263,400	7,612,260

Commercial Services & Supplies (1.8%)
Apollo Group, Inc., Class A *	104,050	7,634,148
Cendant Corp.	350,600	7,572,960
		15,207,108

1

Communications Equipment (3.0%)
Cisco Systems, Inc. *	491,400	$8,894,340
Corning, Inc.*	449,900	4,984,892
Juniper Networks, Inc. *	234,500	5,534,200
QLogic Corp. *	86,000	2,546,460
QUALCOMM, Inc.	83,600	3,263,744
		25,223,636

Computer Software & Processing (0.5%)
Oracle Corp. *	352,900	3,980,712

Computers & Peripherals (1.7%)
Dell, Inc. *	402,100	14,314,760

Consumer Finance (2.9%)
American Express Co.	245,900	12,654,014
MBNA Corp.	70,900	1,786,680
SLM Corp.	226,300	10,092,980
		24,533,674

Diversified Financial Services (3.3%)
Citigroup, Inc.	628,710	27,738,685

Electronic Components (0.4%)
Texas Instruments, Inc.	139,200	2,962,176

Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	269,900	11,800,028
Schlumberger Ltd.	154,800	10,419,588
		22,219,616

Food & Staples Retailing (3.6%)
SYSCO Corp.	177,400	5,307,808
Walgreen Co.	187,500	6,718,125
Wal-Mart de Mexico SA de CV, Series V (Mexico)	333,300	1,129,657
Wal-Mart de Mexico SA de CV, Series V ADR (Mexico) (1)	75,600	2,562,545
Wal-Mart Stores, Inc.	261,100	13,890,520
		29,608,655

Health Care Equipment & Supplies (2.4%)
Biomet, Inc.	81,600	3,825,408

2

Boston Scientific Corp. *	143,000	$5,681,390
Guidant Corp.	50,300	3,321,812
Medtronic, Inc.	140,500	7,291,950
		20,120,560
Health Care Providers & Services (4.5%)
Cardinal Health, Inc.	42,400	1,855,848
UnitedHealth Group, Inc.	295,100	21,760,674
WellPoint Health Networks, Inc. *	130,500	13,714,245
		37,330,767

Hotels, Restaurants & Leisure (3.7%)
Carnival Corp. (Panama) (1)	205,000	9,694,450
Compass Group PLC (United Kingdom)	1,040,000	4,155,887
International Game Technology	328,600	11,813,170
MGM Mirage, Inc. * (1)	47,300	2,348,445
Starbucks Corp. *	69,000	3,136,740
		31,148,692

Industrial Conglomerates (4.2%)
General Electric Co.	664,100	22,300,478
Tyco International Ltd. (1)	413,100	12,665,646
		34,966,124

Insurance (3.9%)
ACE Ltd. (Bermuda)	113,500	4,546,810
American International Group, Inc.	275,000	18,697,250
Hartford Financial Services Group, Inc. (The)	113,800	7,047,634
St. Paul Travelers Companies, Inc. (The)	68,975	2,280,314
		32,572,008

Internet & Catalog Retail (1.0%)
eBay, Inc. *	89,000	8,182,660

Internet Software & Services (0.9%)
Google, Inc. Class A * (1)	8,450	1,095,120
Yahoo! Inc. *	194,100	6,581,931
		7,677,051

IT Services (4.2%)
Accenture Ltd., Class A (Bermuda) *	411,200	11,122,960
Affiliated Computer Services, Inc., Class A * (1)	177,800	9,898,126
First Data Corp.	125,500	5,459,250
Fiserv, Inc. *	208,600	7,271,796

3

SunGard Data Systems, Inc. *	44,100	$1,048,257
		34,800,389
Machinery (1.5%)
Danaher Corp.	251,300	12,886,664

Media (7.3%)
British Sky Broadcasting PLC (United Kingdom)	426,300	3,699,505
Clear Channel Communications, Inc.	135,600	4,226,652
Comcast Corp., Special Class A *	219,800	6,136,816
E.W. Scripps Co. (The), Class A (1)	109,400	5,227,132
Echostar Communications Corp. *	322,800	10,045,536
Liberty Media Corp., Class A	1,281,164	11,171,750
Liberty Media International, Inc., Class A *	67,918	2,265,880
Sogecable SA (Spain) * (1)	25,300	1,022,121
Time Warner, Inc. *	363,500	5,866,890
Univision Communications, Inc., Class A *	132,600	4,191,486
Viacom, Inc., Class B	212,530	7,132,507
		60,986,275

Media - Broadcasting & Publishing (0.7%)
IAC/InterActiveCorp * (1)	253,600	5,584,272

Metals & Mining (2.0%)
BHP Billiton Ltd. (Australia)	142,700	1,476,435
BHP Billiton Ltd. ADR (Australia)	152,800	3,170,600
Nucor Corp.	61,400	5,610,118
Rio Tinto PLC (United Kingdom)	229,000	6,155,113
		16,412,266

Multiline Retail (2.1%)
Family Dollar Stores, Inc. (1)	145,400	3,940,340
Target Corp.	300,200	13,584,050
		17,524,390

Oil & Gas (2.1%)
ChevronTexaco Corp.	165,000	8,850,600
Exxon Mobil Corp.	184,738	8,928,388
		17,778,988
Personal Products (0.2%)
Gillette Co.	48,300	2,016,042

4

Pharmaceuticals (4.6%)
Forest Laboratories, Inc. *	126,700	$5,698,966
Johnson & Johnson	153,900	8,669,187
Pfizer, Inc.	493,368	15,097,061
Teva Pharmaceutical Industries Ltd. ADR (Israel)	151,500	3,931,425
Wyeth	130,100	4,865,740
		38,262,379

Retailers (0.5%)
Kohl’s Corp. *	88,400	4,259,996

Semiconductor & Semiconductor Equipment (3.5%)
Analog Devices, Inc.	106,000	4,110,680
Applied Materials, Inc. *	205,900	3,395,291
Intel Corp.	392,500	7,873,550
Maxim Intergrated Products, Inc.	104,800	4,431,992
Samsung Electronics Co., Ltd. (South Korea)	13,000	5,164,696
Xilinx, Inc.	145,900	3,939,300
		28,915,509

Software (6.8%)
Adobe Systems, Inc.	105,400	5,214,138
Intuit, Inc. *	134,300	6,097,220
Mercury Interactive Corp. * (1)	113,400	3,955,392
Microsoft Corp.	1,071,500	29,626,975
Red Hat, Inc. * (1)	193,700	2,370,888
Sap AG (Germany)	35,400	5,503,286
Veritas Software Corp. *	222,600	3,962,280
		56,730,179

Specialty Retail (3.0%)
Best Buy Co., Inc. (1)	192,050	10,416,792
Home Depot, Inc.	305,400	11,971,680
Kingfisher PLC (United Kingdom)	481,000	2,685,688
		25,074,160

Textiles, Apparel & Luxury Goods (0.7%)
Hermes International (France)	18,349	3,490,397
Industria de Diseno Textil, SA (Spain)	94,600	2,342,778
		5,833,175

Thrifts & Mortgage Finance (1.1%)
Fannie Mae	100,200	6,352,680

5

Freddie Mac	42,400	$2,766,176
		9,118,856

Tobacco (0.4%)
Altria Group, Inc.	77,000	3,622,080

Wireless Telecommunication Services (2.9%)
Crown Castle International Corp. * (1)	287,900	4,283,952
Nextel Communications, Inc., Class A *	455,600	10,861,504
Vodafone Group PLC (United Kingdom)	2,387,114	5,724,905
Vodafone Group PLC ADR (United Kingdom) (1)	134,300	3,237,973
		24,108,334

Total Common Stocks (Cost $740,970,357)		810,197,131

	Number of Shares	Market Value
PREFERRED STOCKS (0.9%)

Media (0.9%)
News Corp. Ltd. ADR (Australia)	239,200	$7,494,136

Total Preferred Stocks (Cost $7,654,694)		7,494,136

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (6.6%)
Security Lending Collateral (6.6%)
Bank of America, Bank Note, 1.875%, 10/19/04	$4,555,415	$4,555,415
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	890,409	890,409
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	1,138,854	1,138,854
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	2,619,364	2,619,364
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	3,985,988	3,985,988
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	2,847,135	2,847,135
Citigroup, Eurodollar Term, 1.865%, 12/20/04	1,708,281	1,708,281
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	1,138,854	1,138,854
Deutsche Bank, Bank Note, 1.700%, 10/12/04	455,542	455,542
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	569,427	569,427
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	569,427	569,427
General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	1,700,451	1,700,451
Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	1,708,281	1,708,281
Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	1,708,281	1,708,281

6

Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	$3,985,988	$3,985,988
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	4,555,415	4,555,415
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	1,687,718	1,687,718
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	1,708,281	1,708,281
Prefco, Commercial Paper, 1.782%, 10/18/04	5,688,357	5,688,357
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	3,416,561	3,416,561
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	569,427	569,427
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	1,810,778	1,810,778
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	341,654	341,654
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	2,414,370	2,414,370
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	1,708,281	1,708,281
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	1,138,854	1,138,854
		54,621,393

Total Short-Term Investments (Cost $54,621,393)		54,621,393

TOTAL INVESTMENTS At Market Value (104.7%) (Cost $803,246,444)		$872,312,660
Other assets in excess of liabilities (-4.7%)		(39,064,703)
Net Assets (100.0%)		$833,247,957

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $803,246,444. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$99,615,130
Unrealized losses	(30,548,914)
Net unrealized gain	$69,066,216

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

ADR	American Depository Receipt

Category percentages are based on net assets.

7

ING UBS U.S. Allocation Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (64.3%)

Advertising (1.6%)
Interpublic Group of Companies, Inc. *	9,800	$103,782
Omnicom Group, Inc. (1)	3,800	277,628
		381,410

Aerospace & Defense (2.4%)
Boeing Co. (The)	4,300	221,966
Lockheed Martin Corp.	3,000	167,340
Northrop Grumman Corp.	3,400	181,322
		570,628

Airlines (0.1%)
Delta Air Lines, Inc. * (1)	5,300	17,437

Banking (7.6%)
Citigroup, Inc.	14,600	644,152
Citigroup, Inc. *	41,000	41,131
J.P. Morgan Chase & Co.	9,600	381,408
PNC Financial Services Group	3,300	178,530
Wells Fargo & Co.	8,800	524,744
		1,769,965

Business Machines (0.4%)
Hewlett-Packard Co.	4,700	88,125

Chemicals (0.4%)
Eastman Chemical Co. (1)	2,100	99,855

Commercial Services (0.8%)
Equifax, Inc.	3,100	81,716
Quest Diagnostics, Inc. (1)	1,100	97,042
		178,758

Computer Software & Processing (4.0%)
BEA Systems, Inc. *	10,300	71,173
Mercury Interactive Corp. * (1)	2,100	73,248
Microsoft Corp.	17,000	470,050
Oracle Corp. *	19,100	215,448

1

Veritas Software Corp. *	6,300	$112,140
		942,059

Electric Utilities (4.6%)
American Electric Power Co., Inc.	4,500	143,820
CMS Energy Corp. * (1)	5,800	55,216
Dominion Resources, Inc.	1,500	97,875
Exelon Corp. (1)	8,700	319,203
FirstEnergy Corp. (1)	6,000	246,480
Pepco Holdings, Inc.	3,500	69,650
Sempra Energy	4,300	155,617
		1,087,861

Financial Services (4.9%)
Freddie Mac	6,000	391,440
Mellon Financial Corp.	11,200	310,128
Morgan Stanley	9,000	443,700
		1,145,268

Food Retailers (1.4%)
Albertson’s, Inc.	7,400	177,082
Kroger Co. (The) *	9,800	152,096
		329,178

Forest Products & Paper (1.0%)
Kimberly-Clark Corp.	3,500	226,065

Health Care Providers & Services (2.0%)
UnitedHealth Group, Inc.	6,500	479,310

Heavy Machinery (1.3%)
Ingersoll Rand Co., Ltd.	1,300	88,361
Martin Marietta Materials, Inc.	4,600	208,242
		296,603

Home Construction, Furnishings & Appliances (2.5%)
Johnson Controls, Inc.	2,900	164,749
Masco Corp.	12,000	414,360
		579,109

Household Products (1.7%)
Illinois Tool Works, Inc.	4,200	391,314

2

Insurance (3.5%)
Aflac, Inc.	3,400	$133,314
Allstate Corp.	3,200	153,568
American International Group, Inc.	300	20,397
Anthem, Inc. * (1)	1,800	157,050
Hartford Financial Services Group, Inc. (The) (1)	2,400	148,632
Willis Group Holdings Ltd.	5,300	198,220
		811,181

Media - Broadcasting & Publishing (3.6%)
Dex Media, Inc. * (1)	3,500	74,095
Gannett Co., Inc.	1,300	108,888
Time Warner, Inc. * (1)	16,500	266,310
Viacom, Inc., Class B	11,700	392,652
Westwood One, Inc. *	300	5,931
		847,876

Medical and Health Products (1.8%)
Guidant Corp.	1,800	118,872
Medtronic, Inc.	2,300	119,370
Mettler-Toledo International, Inc. *	3,800	179,436
		417,678

Oil & Gas (2.9%)
Exxon Mobil Corp.	8,900	430,137
Kerr-Mcgee Corp.	1,200	68,700
Marathon Oil Corp.	4,700	194,016
		692,853

Pharmaceuticals (8.2%)
Allergan, Inc.	5,700	413,535
Bristol-Myers Squibb Co.	5,600	132,552
Cephalon, Inc. * (1)	2,800	134,120
Genzyme Corp. * (1)	4,400	239,404
Johnson & Johnson	7,000	394,310
Mylan Laboratories, Inc. (1)	13,300	239,400
Wyeth	9,800	366,520
		1,919,841

Retailers (2.7%)
Advanced Auto Parts, Inc. *	1,800	61,920
Costco Wholesale Corp. (1)	7,800	324,168
Kohl’s Corp. *	3,200	154,208
TJX Co., Inc. (1)	4,700	103,588
		643,884

3

Telecommunications (3.0%)
Nextel Communications, Inc., Class A *	23,700	$565,008
SBC Communications, Inc.	5,300	137,535
		702,543

Transportation (1.9%)
Burlington Northern Santa Fe Corp.	11,600	444,396

Total Common Stocks (Cost $14,792,163)		15,063,197

	Principal Amount	Market Value
CORPORATE DEBT (7.0%)
Automotive (0.1%)
General Motors Corp., 8.375%, 07/15/33 *	$30,000	$31,943

Banking (0.3%)
Bank of America Corp., 7.400%, 01/15/11 *	30,000	35,008
Washington Mutual, Inc., 5.625%, 01/15/07 *	30,000	31,549
		66,557

Beverages, Food & Tobacco (0.1%)
Kraft Foods, Inc., 5.625%, 11/01/11 *	25,000	26,445

Chemicals (0.1%)
Dow Chemical Co., 6.125%, 02/01/11 *	25,000	27,318

Communications (0.1%)
Verizon New York, Inc. Class A, 6.875%, 04/01/12 *	25,000	27,842

Electric Utilities (0.2%)
American Electric Power Co., Inc., Class A, 6.125%, 05/15/06 *	25,000	26,219
TXU Energy Co., 7.000%, 03/15/13 *	25,000	28,273
		54,492

Financial Services (3.3%)
Asset Securitization Corp., Series 1995-MD4, Class A3, 7.384%, 08/13/29	200,000	221,272
Conseco Finance Securitizations Corp., Series 2000-5, Class A5, 7.700%, 02/01/32	135,000	135,737
DaimlerChrysler NA Holding Corp., 4.050%, 06/04/08 *	30,000	30,294
Ford Motor Credit Co., 5.800%, 01/12/09 *	30,000	31,124

4

General Electric Capital Corp., 6.000%, 06/15/12 *	$75,000	$82,527
Goldman Sachs Group, Inc., 6.875%, 01/15/11 *	35,000	39,577
Household Finance Corp., 6.750%, 05/15/11 *	30,000	33,812
MMCA Automobile Trust, Series 2001-1, Class B, 6.190%, 06/15/07	50,000	50,421
Morgan Stanley, 6.750%, 04/15/11 *	35,000	39,272
Nomura Asset Securities Corp., Series 1996-MD5, Class A4, 7.968%, 04/13/39	100,000	108,041
		772,077

Media - Broadcasting & Publishing (0.3%)
Comcast Cable Communications, Inc., 6.750%, 01/30/11 *	25,000	27,766
Time Warner, Inc., 7.625%, 04/15/31 *	25,000	28,863
		56,629

Miscellaneous (0.1%)
ConocoPhillips, 8.750%, 05/25/10 *	25,000	30,796

Mortgage Backed (2.1%)
First Franklin Mortgage Loan Asset Backed Certificates., Series 2004-FFB, Class A1, 4.167%, 06/25/24	23,838	23,822
First Union-Lehman Brothers Commercial Mortgage Securities, Series 1997-C2, Class A3, 6.650%, 11/18/29	22,464	24,197
Greenpoint Home Equity Loan Trust, Series 2004-3, Class A, 1.494%, 02/15/35	86,286	86,313
Mach One Trust, Commercial Mortgage Backed, Series 2004-1A, Class A1, 3.890%, 05/28/40	98,434	98,739
Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.570%, 09/25/34	96,941	101,667
Permanent Financiing PLC, Series 5, Class 2C, 2.138%, 06/10/42 (United Kingdom)	150,000	149,956
		484,694

Retailers (0.2%)
Wal-Mart Stores, Inc., 6.875%, 08/10/09 *	30,000	34,059

Telecommunications (0.1%)
AT&T Wireless Services, Inc., 7.875%, 03/01/11	25,000	29,658

Total Corporate Debt (Cost $1,628,933)		1,642,510

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (19.0%)
Mortgage Backed (10.3%)
FHLMC, 5.000%, 01/30/14 *	260,000	260,395
FNMA, 2.625%, 01/19/07 *	35,000	34,684
FNMA, Pool 790208, 6.500%, 08/01/34	98,338	103,266
FNMA, Pool 793528, 6.500%, 08/01/34	93,654	98,348
FNMA, Pool 793666, 5.500%, 09/01/34	200,000	202,959

5

FNMA, Series 2001-57, Class PC, 6.500%, 09/25/30	$76,406	$77,041
FNMA, Series 2001-69, 6.000%, 04/25/30	128,671	131,357
FNMA, Series 2001-T4, Class A1, 7.500%, 07/25/41	172,556	186,556
GNMA, 6.500%, 06/15/29	777,384	822,431
GNMA, Pool 781148, 6.000%, 07/15/29	416,248	433,348
GNMA, Series 2002-7, Class PE, 6.500%, 11/20/30	59,773	60,201
		2,410,586

U.S. Government (1.2%)
FHLMC, 5.125%, 07/15/12 *	265,000	278,801

U.S. Treasury Bonds & Notes (7.5%)
U.S. Treasury Bond, 5.375%, 02/15/31 * (1)	70,000	75,009
U.S. Treasury Bond, 6.250%, 05/15/30 *	10,000	11,872
U.S. Treasury Note, 2.250%, 04/30/06 *	80,000	79,794
U.S. Treasury Note, 2.500%, 05/31/06 *	60,000	60,045
U.S. Treasury Note, 3.625%, 07/15/09 *	470,000	475,838
U.S. Treasury Note, 4.000%, 02/15/14 *	1,070,000	1,062,060
		1,764,618

Total U.S. Government And Agency Obligations (Cost $4,389,606)		4,454,005

SOVEREIGN DEBT OBLIGATIONS (0.3%)
Miscellaneous (0.2%)
United Mexican States, 8.125%, 12/30/19 (Mexico) *	30,000	34,500

Russia (0.1%)
Russian Federation, 5.000%, 03/31/30 (Russia) *	35,000	33,863

Total Sovereign Debt Obligations (Cost $64,707)		68,363

	Number of Shares	Market Value
REGISTERED INVESTMENT COMPANIES (6.3%)

Exchange Traded Funds (6.3%)
UBS High Yield Fund	23,786	$423,185
UBS Small Cap Equity Fund	30,248	1,044,507
		1,467,692

Total Registered Investment Companies (Cost $1,400,000)		1,467,692

6

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (11.3%)
Security Lending Collateral (11.3%)
Bank of America, Bank Note, 1.875%, 10/19/04	$220,322	$220,322
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	43,064	43,064
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	55,080	55,080
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	126,685	126,685
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	192,782	192,782
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	137,701	137,701
Citigroup, Eurodollar Term, 1.865%, 12/20/04	82,621	82,621
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	55,080	55,080
Deutsche Bank, Bank Note, 1.700%, 10/12/04	22,032	22,032
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	27,540	27,540
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	27,540	27,540
General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	82,242	82,242
Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	82,621	82,621
Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	82,621	82,621
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	192,782	192,782
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	220,322	220,322
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	81,626	81,626
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	82,621	82,621
Prefco, Commercial Paper, 1.782%, 10/18/04	275,116	275,116
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	165,241	165,241
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	27,540	27,540
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	87,578	87,578
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	16,524	16,524
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	116,771	116,771
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	82,621	82,621
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	55,080	55,080
		2,641,753

Total Short-Term Investments (Cost $2,641,753)		2,641,753

TOTAL INVESTMENTS At Market Value (108.2%) (Cost $24,917,162)		$25,337,520
Other assets in excess of liabilities (-8.2%)		(1,929,270
Net Assets (100.0%)		$23,408,250

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $24,917,162. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$1,046,650
Unrealized losses	(626,292)
Net unrealized gain	$420,358

7

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Corporation
GNMA	Government National Mortgage Association

Category percentages are based on net assets.

8

ING UBS U.S. Large Cap Equity Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (99.4%)

Advertising (2.5%)
Interpublic Group of Companies, Inc. *	162,800	$1,724,052
Omnicom Group, Inc.	62,700	4,580,862
		6,304,914

Aerospace & Defense (3.8%)
Boeing Co. (The)	70,600	3,644,372
Lockheed Martin Corp.	50,100	2,794,578
Northrop Grumman Corp.	56,200	2,997,146
		9,436,096

Airlines (0.1%)
Delta Air Lines, Inc. * (1)	87,800	288,862

Banking (11.5%)
Citigroup, Inc.	241,900	10,672,628
J.P. Morgan Chase & Co.	158,800	6,309,124
PNC Financial Services Group	55,100	2,980,910
Wells Fargo & Co.	146,400	8,729,832
		28,692,494

Business Machines (0.6%)
Hewlett-Packard Co.	77,100	1,445,625

Chemicals (0.7%)
Eastman Chemical Co. (1)	35,200	1,673,760

Commercial Services (1.2%)
Equifax, Inc.	51,400	1,354,904
MoneyGram International, Inc.	5,700	97,356
Quest Diagnostics, Inc. (1)	18,100	1,596,782
		3,049,042

Computer Software & Processing (6.2%)
BEA Systems, Inc. *	170,000	1,174,700
Mercury Interactive Corp. * (1)	34,200	1,192,896
Microsoft Corp.	281,400	7,780,710
Oracle Corp. *	315,500	3,558,840

1

Veritas Software Corp. *	102,800	$1,829,840
		15,536,986

Computers & Information (0.0%)
Seagate Technology, Inc. Escrow *	69,400	0

Electric Utilities (7.2%)
American Electric Power Co., Inc.	74,200	2,371,432
CMS Energy Corp. * (1)	95,100	905,352
Dominion Resources, Inc.	24,700	1,611,675
Exelon Corp.	143,300	5,257,677
FirstEnergy Corp.	99,900	4,103,892
Pepco Holdings, Inc.	58,600	1,166,140
Sempra Energy	70,400	2,547,776
		17,963,944

Financial Services (7.6%)
Freddie Mac	100,100	6,530,524
Mellon Financial Corp.	186,000	5,150,340
Morgan Stanley	151,400	7,464,020
		19,144,884

Food Retailers (2.2%)
Albertson’s, Inc.	122,900	2,940,997
Kroger Co. (The) * (1)	163,000	2,529,760
		5,470,757

Forest Products & Paper (1.5%)
Kimberly-Clark Corp.	58,500	3,778,515

Health Care Providers & Services (3.2%)
UnitedHealth Group, Inc.	108,400	7,993,416

Heavy Machinery (1.9%)
Ingersoll Rand Co., Ltd.	20,900	1,420,573
Martin Marietta Materials, Inc.	75,600	3,422,412
		4,842,985

Home Construction, Furnishings & Appliances (3.8%)
Johnson Controls, Inc.	48,100	2,732,561
Masco Corp.	199,300	6,881,829
		9,614,390

2

Household Products (2.6%)
Illinois Tool Works, Inc.	69,500	$6,475,315

Insurance (5.4%)
Aflac, Inc.	56,000	2,195,760
Allstate Corp.	52,200	2,505,078
American International Group, Inc.	7,800	530,322
Anthem, Inc. * (1)	29,700	2,591,325
Hartford Financial Services Group, Inc. (The) (1)	40,100	2,483,393
Willis Group Holdings Ltd.	87,000	3,253,800
		13,559,678

Media - Broadcasting & Publishing (5.6%)
Dex Media, Inc. * (1)	58,100	1,229,977
Gannett Co., Inc.	21,600	1,809,216
Time Warner, Inc. *	273,100	4,407,834
Viacom, Inc., Class B	193,200	6,483,792
Westwood One, Inc. *	6,800	134,436
		14,065,255

Medical and Health Products (2.8%)
Guidant Corp.	30,500	2,014,220
Medtronic, Inc.	38,500	1,998,150
Mettler-Toledo International, Inc. *	62,400	2,946,528
		6,958,898

Oil & Gas (4.6%)
Exxon Mobil Corp.	146,900	7,099,677
Kerr-Mcgee Corp.	19,600	1,122,100
Marathon Oil Corp.	77,700	3,207,456
		11,429,233

Pharmaceuticals (12.7%)
Allergan, Inc.	93,900	6,812,445
Bristol-Myers Squibb Co.	93,300	2,208,411
Cephalon, Inc. * (1)	46,700	2,236,930
Genzyme Corp. *	72,300	3,933,843
Johnson & Johnson	116,500	6,562,445
Mylan Laboratories, Inc. (1)	220,000	3,960,000
Wyeth	162,900	6,092,460
		31,806,534

3

Retailers (4.2%)
Advanced Auto Parts, Inc. *	29,400	$1,011,360
Costco Wholesale Corp. (1)	129,700	5,390,332
Kohl’s Corp. *	52,200	2,515,518
TJX Co., Inc.	77,900	1,716,916
		10,634,126

Telecommunications (4.6%)
Nextel Communications, Inc., Class A *	392,200	9,350,048
SBC Communications, Inc.	87,600	2,273,220
		11,623,268

Transportation (2.9%)
Burlington Northern Santa Fe Corp. (1)	191,300	7,328,703

Total Common Stocks (Cost $244,112,260)		249,117,680

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (9.6%)
Security Lending Collateral (9.6%)
Bank of America, Bank Note, 1.875%, 10/19/04	$2,000,716	$2,000,716
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	391,063	391,063
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	500,179	500,179
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	1,150,412	1,150,412
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	1,750,627	1,750,627
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	1,250,448	1,250,448
Citigroup, Eurodollar Term, 1.865%, 12/20/04	750,269	750,269
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	500,179	500,179
Deutsche Bank, Bank Note, 1.700%, 10/12/04	200,072	200,072
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	250,089	250,089
Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	250,089	250,089

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	746,830	746,830

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	750,269	750,269

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	750,269	750,269
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	1,750,627	1,750,627
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	2,000,716	2,000,716
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	741,238	741,238
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	750,269	750,269
Prefco, Commercial Paper, 1.782%, 10/18/04	2,498,299	2,498,299
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	1,500,537	1,500,537
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	250,089	250,089
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	795,285	795,285

4

Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	$150,054	$150,054
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	1,060,380	1,060,380
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	750,269	750,269
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	500,179	500,179
		23,989,453

Total Short-Term Investments (Cost $23,989,453)		23,989,453

TOTAL INVESTMENTS At Market Value (109.0%) (Cost $268,101,713)		$273,107,133
Other assets in excess of liabilities (-9.0%)		(22,522,723)
Net Assets (100.0%)		$250,584,410

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $268,101,713. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$13,674,868
Unrealized losses	(8,669,448)
Net unrealized gain	$5,005,420

*	Non-income producing security.
(1)	All or portion of this security represents a security on loan.

Category percentages are based on net assets.

5

ING Van Kampen Comstock Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS (93.2%)

Banking (8.8%)
Bank of America Corp.	153,540	$6,652,888
Citigroup, Inc.	128,560	5,672,067
J.P. Morgan Chase & Co.	30,990	1,231,233
PNC Financial Services Group	61,700	3,337,970
Southtrust Corp.	7,200	299,952
SunTrust Banks, Inc.	6,920	487,237
Wachovia Corp.	26,800	1,258,260
Wells Fargo & Co.	97,700	5,825,851
		24,765,458

Beverages, Food & Tobacco (3.5%)
Altria Group, Inc.	81,880	3,851,635
Kraft Foods, Inc. (1)	91,100	2,889,692
Unilever N.V. (Netherlands)	52,800	3,051,840
		9,793,167

Business Machines (0.9%)
Hewlett-Packard Co.	86,445	1,620,844
International Business Machines Corp.	10,110	866,831
		2,487,675

Business Services (0.3%)
SunGard Data Systems, Inc. *	37,660	895,178

Chemicals (4.9%)
Dow Chemical Co.	158,600	7,165,548
Du Pont (E.I.) de Nemours & Co.	109,200	4,673,760
Rohm & Haas Co.	45,000	1,933,650
		13,772,958

Computer Software & Processing (1.1%)
Affiliated Computer Services, Inc., Class A (1) *	24,000	1,336,080
Check Point Software Technologies Ltd. (Israel) *	2,960	50,231
Cognex Corp.	21,970	575,614
Credence Systems Corp. *	64,210	462,312
Microsoft Corp.	22,960	634,844
		3,059,081

Computers & Information (0.3%)
Lexmark International, Inc. *	8,880	746,009

1

Consumer Goods and Services (0.7%)
Eastman Kodak Co. (1)	60,000	$1,933,200

Electric Utilities (5.6%)
American Electric Power Co., Inc.	48,850	1,561,246
Constellation Energy Group, Inc.	39,030	1,554,955
Dominion Resources, Inc.	37,300	2,433,825
FirstEnergy Corp.	64,900	2,666,092
Public Service Enterprise Group, Inc. (1)	44,430	1,892,718
Scottish Power PLC ADR (United Kingdom)	33,280	1,026,355
TXU Corp. (1)	94,450	4,526,044
		15,661,235

Electronics (0.6%)
Flextronics International Ltd. *	63,080	835,810
Intel Corp.	5,980	119,959
Jabil Circuit, Inc. *	11,840	272,320
JDS Uniphase Corp. *	9,850	33,195
KEMET Corp. *	31,350	253,622
Novellus Systems, Inc. (1) *	5,820	154,754
		1,669,660

Entertainment & Leisure (1.8%)
Mattel, Inc.	76,700	1,390,571
Walt Disney Co.	158,340	3,570,567
		4,961,138

Financial Services (5.2%)
Berkshire Hathaway, Inc., Class B *	10	28,710
Capital One Financial Corp.	3,380	249,782
Fannie Mae	17,300	1,096,820
Freddie Mac	165,520	10,798,525
Goldman Sachs Group, Inc. (The)	1,600	149,184
Lehman Brothers Holdings, Inc.	12,600	1,004,472
Merrill Lynch & Co., Inc.	25,970	1,291,228
		14,618,721

Food Retailers (0.7%)
Kroger Co. (The) *	123,260	1,912,995

2

Forest Products & Paper (8.4%)
Georgia-Pacific Corp.	192,200	$6,909,590
International Paper Co.	244,840	9,893,985
Kimberly-Clark Corp.	102,510	6,621,121
		23,424,696

Insurance (5.9%)
Aetna, Inc.	11,500	1,149,195
Allstate Corp.	51,890	2,490,201
Ambac Financial Group, Inc.	24,220	1,936,389
Assurant, Inc.	37,000	962,000
Chubb Corp.	56,250	3,953,250
Genworth Financial, Inc., Class A *	40,100	934,330
MetLife, Inc.	44,800	1,731,520
RenaissanceRe Holdings Ltd. (Bermuda)	4,500	232,110
St. Paul Travelers Companies, Inc. (The)	25,205	833,277
Torchmark Corp.	42,770	2,274,509
		16,496,781

Media - Broadcasting & Publishing (2.9%)
Clear Channel Communications, Inc.	139,200	4,338,864
Liberty Media Corp., Class A	332,000	2,895,040
Liberty Media International, Inc., Class A *	25,885	863,575
		8,097,479

Metals and Mining (1.8%)
Alcoa, Inc.	154,300	5,182,937

Oil & Gas (13.1%)
BP PLC (United Kingdom)	30,070	1,729,927
ConocoPhillips	30,649	2,539,270
GlobalSantaFe Corp. (1)	105,800	3,242,770
Halliburton Co. (1)	350,840	11,819,800
Petroleo Brasileiro SA ADR (Brazil) (1)	91,100	3,211,275
Royal Dutch Petroleum Co. N.V., NY Shares (Netherlands)	27,400	1,413,840
Schlumberger Ltd.	78,550	5,287,201
Total SA ADR (France)	38,500	3,933,545
Transocean, Inc. (1) *	99,500	3,560,110
		36,737,738

Pharmaceuticals (11.5%)
AmerisourceBergen Corp. (1)	36,100	1,938,931
Bristol-Myers Squibb Co.	357,990	8,473,623
GlaxoSmithKline PLC ADR (United Kingdom) (1)	221,300	9,677,449
Merck & Co., Inc.	21,240	700,920
Pfizer, Inc.	118,272	3,619,123
Roche Holdings Ltd. AG ADR (Switzerland)	30,370	3,137,446

3

Schering-Plough Corp.	140,940	$2,686,316
Wyeth	49,520	1,852,048
		32,085,856

Restaurants and Lodging (1.6%)
Darden Restaurants, Inc.	58,900	1,373,548
McDonald’s Corp.	113,920	3,193,178
		4,566,726

Retailers (1.5%)
CVS Corp.	43,410	1,828,863
Federated Department Stores, Inc.	39,560	1,797,211
May Department Stores Co. (The) (1)	26,700	684,321
		4,310,395

Telecommunications (11.3%)
Amdocs Ltd. *	110	2,401
Andrew Corp. (1) *	1,560	19,094
Ericsson LM ADR (Sweden) (1) *	18,377	574,098
Nokia Oyj ADR (Finland)	36,730	503,936
SBC Communications, Inc.	323,300	8,389,635
Sprint Corp.	625,510	12,591,516
Verizon Communications, Inc.	245,080	9,651,250
		31,731,930

Textiles, Clothing & Fabrics (0.8%)
Jones Apparel Group, Inc.	62,700	2,244,660

Total Common Stocks (Cost $231,589,434)		261,155,673

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS (10.9%)
Security Lending Collateral (10.9%)
Bank of America, Bank Note, 1.875%, 10/19/04	$2,550,378	$2,550,378
Bank of Montreal, Eurodollar Term, 1.760%, 10/25/04	498,501	498,501
Bank of Nova Scotia, Eurodollar Term, 1.750%, 10/21/04	637,595	637,595
BGI Institutional Money Market Fund, Money Market Fund, 1.728%, 10/01/04	1,466,467	1,466,467
BNP Paribas, Eurodollar Overnight, 1.750%, 10/04/04	2,231,581	2,231,581
BNP Paribas, Eurodollare Term, 1.665%, 10/13/04	1,593,986	1,593,986
Citigroup, Eurodollar Term, 1.865%, 12/20/04	956,392	956,392
Delaware Funding Corp., Commercial Paper, 1.753%, 10/18/04	637,595	637,595
Deutsche Bank, Bank Note, 1.700%, 10/12/04	255,038	255,038
Dexia Group, Eurodollar Overnight, 1.505%, 10/01/04	318,797	318,797

4

Falcon Asset Securitization Corp., Commercial Paper, 1.612%, 10/01/04	$318,797	$318,797

General Electric Capital Corp., Commerical Paper, 1.652%, 10/08/04	952,008	952,008

Goldman Sachs Group, Inc., Triparty Corporate, 1.910%, 10/01/04	956,392	956,392

Goldman Sachs Group, Inc., Triparty Corporate, 1.935%, 10/18/04	956,392	956,392
Greyhawk Funding, Commercial Paper, 1.772%, 10/19/04	2,231,581	2,231,581
Merrill Lynch & Co., Triparty Corporate, 1.915%, 10/01/04	2,550,378	2,550,378
Merrill Lynch Premier Institutional Fund, Money Market Fund, 1.642%, 10/01/04	944,880	944,880
Merrimac Cash Fund - Premium Class, Money Market Fund, 1.472%, 10/01/04	956,392	956,392
Prefco, Commercial Paper, 1.782%, 10/18/04	3,184,662	3,184,662
Royal Bank of Canada, Eurodollar Term, 1.780%, 11/10/04	1,912,783	1,912,783
Royal Bank of Scotland, Eurodollar Term, 1.600%, 10/15/04	318,797	318,797
Royal Bank of Scotland, Eurodollar Term, 1.650%, 10/29/04	1,013,775	1,013,775
Royal Bank of Scotland, Eurodollar Term, 1.670%, 11/02/04	191,278	191,278
Royal Bank of Scotland, Eurodollar Term, 1.880%, 12/23/04	1,351,700	1,351,700
Toronto Dominion Bank, Eurodollar Term, 1.700%, 11/08/04	956,392	956,392
Wells Fargo, Eurodollar Overnight, 1.600%, 10/04/04	637,594	637,594
		30,580,131

Total Short-Term Investments (Cost $30,580,131)		30,580,131

TOTAL INVESTMENTS At Market Value (104.1%) (Cost $262,169,565)		$291,735,804
Other assets in excess of liabilities (-4.1%)		(11,613,875)
Net Assets (100.0%)		$280,121,929

Notes to Schedule of Investments

The cost of investments for federal income tax purposes amounts to $262,169,565. Unrealized gains and losses, based on identified tax cost at September 30, 2004, are as follows:

Unrealized gains	$33,633,275
Unrealized losses	(4,067,036)
Net unrealized gain	$29,566,239

(1)	All or portion of this security represents a security on loan.
*	Non-income producing security.

ADR	American Depository Receipt

Category percentages are based on net assets.

5

At September 30, 2004, ING PIMCO Total Return, ING MFS Global Growth, and Trowe Price Growth Equity had open forward foreign currency exchange contracts that obligate each Portfolio to deliver or receive currencies at specified future dates.  The terms of the open contracts areas follows:

ING PIMCO Total Return

Currency and Exchange Date	Foreign Currency Units Purchased/Sold	U.S. Dollar Cost	U.S. Dollar Value at September 30, 2004	Gross Unrealized Gain (Loss)

Purchase Contracts

Brazilian Real, 10/25/04	$71,280	$22,661	$24,454	$1,793
Brazilian Real, 11/23/04	71,352	23,185	24,200	1,015
Brazilian Real, 12/17/04	90,000	29,826	30,445	619
Chilean Peso, 11/4/04	4,362,750	6,775	7,151	376
Chilean Peso, 11/15/04	21,927,600	34,294	35,944	1,650
Chilean Peso, 12/17/04	18,180,600	29,543	29,802	259
Chinese Yuan, 9/26/05	3,159,000	400,000	393,273	(6,727)
Great British Pound, 10/1/04	3,900	7,020	7,057	37
Great British Pound, 10/1/04	394	709	713	4
Hong Kong Dollar, 10/26/04	498,416	64,083	63,949	(134)
Hong Kong Dollar, 11/24/04	186,648	23,989	23,965	(24)
Hong Kong Dollar, 12/20/04	233,208	29,972	29,962	(10)
Indian Rupee, 12/21/04	1,537,480	33,606	33,423	(183)
Indian Rupee, 12/21/04	768,740	16,777	16,712	(65)
Japanese Yen, 10/27/04	316,909,000	2,871,001	2,879,993	8,992
Korean Won, 10/28/04	74,304,000	63,655	64,441	786
Korean Won, 11/24/04	27,948,000	24,052	24,209	157
Korean Won, 12/20/04	35,400,000	30,769	30,631	(138)
Mexican Peso, 11/29/04	709,952	61,505	62,251	746
Mexican Peso, 12/21/04	336,330	28,938	29,490	552
Peruvian Sol, 11/23/04	99,815	29,388	29,848	460
Peruvian Sol, 11/23/04	91,578	26,974	27,384	410
Peruvian Sol, 12/17/04	118,286	35,173	35,371	198
Polish Zloty, 11/22/04	92,679	25,866	26,210	344
Polish Zloty, 12/21/04	93,483	26,000	26,336	336
Russian Rouble, 10/25/04	1,821,440	61,822	62,264	442
Russian Rouble, 11/19/04	684,240	23,093	23,359	266
Russian Rouble, 12/22/04	914,300	31,020	31,130	110
Singapore Dollar, 10/26/04	108,053	62,975	64,177	1,202
Singapore Dollar, 11/24/04	40,576	23,723	24,110	387
Singapore Dollar, 12/20/04	51,143	30,307	30,404	97
Slovakia Koruna, 11/26/04	1,811,590	54,959	56,206	1,247
Slovakia Koruna, 12/22/04	1,136,620	34,818	35,259	441
Taiwan Dollar, 11/24/04	794,856	23,378	23,398	20
Taiwan Dollar, 12/20/04	996,300	29,498	29,329	(169)
				15,496

Sale Contracts

Euro Dollar, 10/1/04	40,122	49,411	49,866	(455)
Euro Dollar, 10/25/04	132,000	160,248	164,031	(3,783)
Great British Pound	1,735,000	3,075,716	3,133,612	(57,896)
Japanese Yen, 10/1/04	120,000	1,083	1,089	(6)
				(62,140)
				(46,644)

ING MFS Global Growth

Currency and Exchange Date	Foreign Currency Units Purchased/Sold	U.S. Dollar Cost	U.S. Dollar Value at September 30, 2004	Gross Unrealized Gain (Loss)

Purchase Contracts

Thailand Baht, 10/1/04	3,260,327	78,524	78,704	180
South Africa Rand, 10/5/04	527,960	82,610	81,574	(1,036)
				(856)
Sale Contracts

Japanese Yen, 10/1/04	360,019	3,223	3,268	(45)
Japanese Yen, 10/1/04	357,798	3,213	3,247	(34)
				(79)
				(935)

1

ING TRowe Price Growth Equity Portfolio

Currency and Exchange Date	Foreign Currency Units Purchased/Sold	U.S. Dollar Cost	U.S. Dollar Value at September 30, 2004	Gross Unrealized Gain (Loss)

Purchase Contracts

Euro Dollar, 10/1/04	229,514	283,335	285,251	1,916
Euro Dollar, 10/1/04	98,108	121,065	121,934	869
				2,785

2

ING PIMCO Total Return had the following futures contracts outstanding at September 30, 2004.

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys
104	EURO BOBL	December-04	$14,410,796	$38,950
97	EURO BUND	December-04	13,942,353	69,455
52	90 Day GBP LIBOR	December-04	11,177,809	(8,788)
1	JPN 10 Year Bond	December-04	1,252,394	14,244
60	90 Day EURO$	March-05	14,616,000	(1,500)
110	90 Day EURO$	June-05	26,735,500	66,925
11	90 Day EURO$	December-06	2,641,925	29,838
202	U.S. 10-Year Note	December-04	22,750,250	103,156
33	U.S. Long Bond	December-04		(45,250)

Sells
21	90 Day GBP LIBOR	December-05	(4,513)	10,714
				277,743

3

At September 30, 2004, ING PIMCO Total Return had written Option contracts as follows:

	Number of Contracts	Strike Price	Expiration Date	Value

EURO Put Swaption	700,000	7.00	01/07/05	$9,273
EURO Put Swaption	2,900,000	6.00	10/07/04	92,220
EURO Put Swaption	2,200,000	6.65	01/07/05	36,720
EURO Put Swaption	2,000,000	7.00	09/23/05	27,272
EURO Put Swaption	8,000,000	7.00	09/23/05	103,489
EURO Put Swaption	300,000	6.00	10/07/04	2,580
EURO Put Swaption	300,000	6.00	10/07/04	1,575
EURO Call Swaption	2,000,000	4.00	09/23/05	7,704
EURO Call Swaption	8,000,000	4.00	09/23/05	26,816
EURO Call Swaption	2,900,000	4.00	10/07/04	72,790
EURO Call Swaption	400,000	4.00	01/07/05	4,242
EURO Call Swaption	400,000	4.00	01/07/05	4,062
EURO Call Swaption	300,000	3.80	10/07/04	3,096
EURO Call Swaption	300,000	4.00	10/07/04	1,965
U.S. Treasury Future Call	36,000	114.00	11/26/04	2,678
				$396,482

4

ING PIMCO Total Return had the following swap contracts outstanding at September 30, 2004:

Interest Rate Swap Contracts

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation Depreciation

3,500,000	EUR	12/15/14	Agreement with UBS AG dated 6/9/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 6 month EURIBOR rate.	$(292,846)

2,100,000	EUR	12/15/14	Agreement with UBS AG dated 6/10/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 6 month EURIBOR rate.	(175,707)

3,200,000	EUR	12/15/14	Agreement with UBS AG dated 6/10/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 6 month EURIBOR rate.	(267,701)

900,000	EUR	06/18/34	Agreement with JPMorgan Chase Bank dated 7/6/04 to receive the notional amount multiplied by 6.0% and to pay the notional amount multiplied by the 6 month EURIBOR rate.	59,686

300,000	EUR	06/18/34	Agreement with JPMorgan Chase Bank dated 7/12/04 to receive the notional amount multiplied by 6.0% and to pay the notional amount multiplied by the 6 month EURIBOR rate.	19,795

300,000	EUR	06/18/34	Agreement with JPMorgan Chase Bank dated 8/4/04 to receive the notional amount multiplied by 6.0% and to pay the notional amount multiplied by the 6 month EURIBOR rate.	19,795

600,000	GBP	06/18/34	Agreement with Barclays Bank PLC dated 7/6/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 6 month GBP LIBOR rate.	(28,968)

200,000	GBP	06/18/34	Agreement with UBS AG dated 7/12/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 6 month GBP LIBOR rate.	(9,656)

130,000,000	JPY	06/15/12	Agreement with Morgan Stanley Capital Services, Inc. dated 7/20/04 to receive the notional amount multiplied by 2.0% and to pay the notional amount multiplied by the 6 month JPY LIBOR rate.	(54,365)

5,300,000	SEK	06/17/08	Agreement with JPMorgan Chase Bank dated 6/18/03 to receive the notional amount multiplied by 4.5% and to pay the notional amount multiplied by the 3 month SEK LIBOR rate.	24,643

5,100,000	SEK	06/17/08	Agreement with JPMorgan Chase Bank dated 6/18/03 to receive the notional amount multiplied by 4.5% and to pay the notional amount multiplied by the 3 month SEK LIBOR rate.	8,667

7,200,000	SEK	06/17/08	Agreement with Merrill Lynch Capital Services dated 4/1/04 to receive the notional amount multiplied by 4.5% and to pay the notional amount multiplied by the 3 month SEK LIBOR rate.	12,236

5

3,000,000	SEK	06/17/08	Agreement with Merrill Lynch Capital Services dated 7/18/03 to receive the notional amount multiplied by 4.5% and to pay the notional amount multiplied by the 3 month SEK LIBOR rate.	7,648

1,600,000	SEK	06/17/08	Agreement with JPMorgan Chase Bank dated 6/18/03 to receive the notional amount multiplied by 4.5% and to pay the notional amount multiplied by the 3 month SEK LIBOR rate.	2,719

20,700,000	SEK	06/17/08	Agreement with Morgan Stanley Capital Services, Inc. dated 6/3/03 to receive the notional amount multiplied by 4.5% and to pay the notional amount multiplied by the 3 month SEK LIBOR rate.	35,179

3,000,000	USD	12/15/09	Agreement with UBS AG dated 7/7/04 to receive the notional amount multiplied by 4.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	10,697

1,900,000	USD	12/15/07	Agreement with Goldman Sachs Capital Markets, LP dated 7/16/04 to receive the notional amount multiplied by 4.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	29,725

3,500,000	USD	12/15/06	Agreement with Goldman Sachs Capital Markets, LP dated 8/25/04 to receive the notional amount multiplied by 4.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	59,602

2,100,000	USD	12/15/14	Agreement with Lehman Brothers, Inc. dated 9/22/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	(61,398)

3,000,000	USD	12/15/14	Agreement with Barclays Bank PLC dated 9/24/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	(87,712)

800,000	USD	12/15/14	Agreement with Goldman Sachs Capital Markets, LP dated 9/28/04 to receive the notional amount multiplied by 5.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	(23,390)

1,000,000	USD	12/15/09	Agreement with JPMorgan Chase Bank dated 5/25/04 to receive the notional amount multiplied by 4.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	3,566

2,700,000	USD	12/15/24	Agreement with Goldman Sachs Capital Markets, LP dated 8/2/04 to receive the notional amount multiplied by 6.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	(281,521)

2,000,000	USD	12/15/09	Agreement with UBS AG dated 5/25/04 to receive the notional amount multiplied by 4.0% and to pay the notional amount multiplied by the 3 month USD LIBOR rate.	7,132

				(982,174)

6

Credit Default Swap Contracts

Notional Amount	Expiration Date	Description	Appreciation Depreciation

300,000	05/20/05	Agreement with Barclays Bank PLC dated 5/25/04 to pay the notional amount multiplied by 0.65%. The Fund receives 1,000,000 USD upon a default of United Mexican States, 7.50%, due 4/8/33.	209

300,000	07/20/05	Agreement with Morgan Stanley dated 9/2/04 to pay the notional amount multiplied by 1.00%. The Fund receives 1,000,000 USD upon a default of Russian Federation, 5.00%, due 3/31/30.	32

300,000	07/28/05	Agreement with Lehman Brothers dated 8/20/04 to pay the notional amount multiplied by 1.00%. The Fund receives 1,000,000 USD upon a default of Russian Federation, 5.00%, due 3/31/30.	(96)

300,000	08/04/05	Agreement with JPMorgan dated 8/3/04 to pay the notional amount multiplied by 0.98%. The Fund receives 1,000,000 USD upon a default of Russian Federation, 5.00%, due 3/31/03.	(82)
			(982,111)

7

Item 2. Controls and Procedures.

(a)     Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING PARTNERS, INC.

By (Signature and Title)	/s/ James M. Hennessy
James M. Hennessy President and Principal Executive Officer

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ James M. Hennessy
James M. Hennessy President and Principal Executive Officer

Date	November 24, 2004

By (Signature and Title)	/s/ Michael J. Roland
Michael J. Roland Treasurer and Principal Financial Officer

Date	November 24, 2004